   As filed with the Securities and Exchange Commission on April 28, 2015
                                                            File Nos. 333-200255
                                                                      811-05200


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER

                         THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.                         [_]

                        Post-Effective Amendment No. 1                      [X]

                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                            Amendment No. 277                               [X]

                       (Check Appropriate Box or Boxes)

                 MetLife Investors Variable Annuity Account One
                          (Exact Name of Registrant)

                         MetLife Insurance Company USA
                              (Name of Depositor)

                       11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code

                               (212) 578-9500

                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                         MetLife Insurance Company USA
                       11225 North Community House Road
                              Charlotte, NC 28277

                                  Copies to:
                               W. Thomas Conner
                                Reed Smith LLP
                              1301 K Street, N.W.
                          Washington, D.C. 20005-3373


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:



 On May 1, 2015 or as soon thereafter as practicable.



It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


       If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     TITLE OF SECURITIES BEING REGISTERED

   Interest in a separate account under fixed and variable annuity contracts.

                                                 THE FIXED AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                                            AND


                                                  METLIFE INSURANCE COMPANY USA

    This prospectus describes the Fixed and Variable Annuity Contract issued by
     MetLife Insurance Company USA (MetLife USA, we or us). THE CONTRACT IS NOT AVAILABLE FOR NEW SALES. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife USA, and the available investment portfolios. You can put your money in the fixed account and/ or any of these investment portfolios (except as noted).


       CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I):
   Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):
   Equity-Income Portfolio
   Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):
   Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED)):
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Comstock Portfolio (Class B)
   Invesco Mid Cap Value Portfolio


   Lord Abbett Bond Debenture Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Global Equity Portfolio (Class A and Class B)
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B AS NOTED)):
   Baillie Gifford International Stock Portfolio
   BlackRock Bond Income Portfolio (Class A and Class B)
   BlackRock Money Market Portfolio
   Jennison Growth Portfolio (Class A and Class B)
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio (Class B)
   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio WMC Core Equity Opportunities Portfolio



PUTNAM VARIABLE TRUST (CLASS IB):
   Putnam VT Equity Income Fund


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Fixed and Variable Annuity Contract.

To learn more about the MetLife USA Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 35 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or complete and mail the enclosed form.


The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2015

                 TABLE OF CONTENTS                        PAGE

                 INDEX OF SPECIAL TERMS..................    2

                 SUMMARY.................................    3

                 FEE TABLES AND EXAMPLES.................    5

                 1. THE ANNUITY CONTRACT.................    9

                 2. ANNUITY PAYMENTS (THE INCOME PHASE)..    9
                    Annuity Date.........................    9
                    Annuity Payments.....................    9
                    Annuity Options......................   10

                 3. PURCHASE.............................   12
                    Purchase Payments....................   12
                    Allocation of Purchase Payments......   12
                    Accumulation Units...................   12
                    Account Value........................   13

                 4. INVESTMENT OPTIONS...................   13
                    Transfers............................   15
                    Restrictions on Transfers............   16
                    Dollar Cost Averaging Program........   17
                    Automatic Rebalancing Program........   18
                    Voting Rights........................   18
                    Substitution.........................   18

                 5. EXPENSES.............................   18
                    Insurance Charges....................   18
                    Contract Maintenance Charge..........   19
                    Withdrawal Charge....................   19
                    Reduction or Elimination of the
                     Withdrawal Charge...................   20
                    Premium Taxes and Other Taxes........   20
                    Transfer Fee.........................   20
                    Income Taxes.........................   20
                    Investment Portfolio Expenses........   21

                 6. ACCESS TO YOUR MONEY.................   21
                    Systematic Withdrawal Program........   21
                    Suspension of Payments or Transfers..   22

                 7. PERFORMANCE..........................   22

                 8. DEATH BENEFIT........................   22
                    Upon Your Death......................   22
                    Death of Annuitant...................   26
                    Controlled Payout....................   26
                    Abandoned Property Requirements......   26

                 9. FEDERAL INCOME TAX STATUS............   26
                    Taxation of Non-Qualified Contracts..   26
                    Taxation of Qualified Contracts......   28


                   Tax Credits and Deductions.............. 30
                   Possible Tax Law Changes................ 31

                10. OTHER INFORMATION...................... 31
                   MetLife USA............................. 31
                   The Separate Account.................... 31
                   Distributor............................. 32
                   Selling Firms........................... 32
                   Compensation Paid to All Selling Firms.. 32
                   Requests and Elections.................. 33
                   Ownership............................... 34
                   Beneficiary............................. 34
                   Assignment.............................. 34
                   Financial Statements.................... 34

                TABLE OF CONTENTS OF THE STATEMENT OF
                ADDITIONAL INFORMATION..................... 35


               APPENDIX A
               CONDENSED FINANCIAL INFORMATION.............. A-1

               APPENDIX B
               PARTICIPATING INVESTMENT PORTFOLIOS.......... B-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                 PAGE
                         Accumulation Phase.......  9
                         Accumulation Unit........ 12
                         Annuitant................  9
                         Annuity Date.............  9
                         Annuity Options.......... 10
                         Annuity Payments.........  9
                         Annuity Service Center...  4
                         Annuity Unit............. 12
                         Beneficiary.............. 34
                         Fixed Account............  9
                         Good Order............... 33
                         Income Phase.............  9
                         Investment Portfolios.... 13
                         Joint Owner.............. 34
                         Non-Qualified............ 26
                         Owner.................... 34
                         Purchase Payment......... 12
                         Qualified................ 26
                         Tax Deferral.............  9

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:


The fixed and variable annuity contract issued by MetLife USA is a contract between you, the owner, and MetLife USA, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife USA.


This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.


The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife USA. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife USA.

Except as otherwise limited by MetLife USA (see "Investment Options - Restrictions on Transfers"), you can transfer between accounts up to 12 times a year without charge or tax implications.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information--The Separate Account.")

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B - Part 2 contains a list of the portfolios available with your contract.

5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.


.. Each year MetLife USA deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife USA currently waives this charge if the value of your contract is at least $50,000.

.. MetLife USA also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife USA may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife USA has had a purchase payment for 5 years, there is no charge by MetLife USA for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   USA will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.


.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

.. There are also investment charges which range from 0.35% to 1.03% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.

6.  ACCESS TO YOUR MONEY:


You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife USA. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife USA will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.


7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.


.. Under certain circumstances, MetLife USA will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.


These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the ANNUITY SERVICE CENTER at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE
WITHDRAWAL CHARGE (Note 1)  5%
   (as a percentage of
   purchase payments)
TRANSFER FEE (Note 2)       $0 (First 12 per year)
                            Thereafter $25 or 2% of transfer, whichever is less

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.


Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 or 2% of the transfer. MetLife USA will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

   PERIODIC FEES AND EXPENSES TABLE
   CONTRACT MAINTENANCE CHARGE (Note 1)                                  $30
   SEPARATE ACCOUNT ANNUAL EXPENSES
   (referred to as Separate Account Product Charges)
   (as a percentage of average account value in the Separate Account)
   Mortality and Expense Charge*                                       1.25%
   Administration Expense Charge                                       0.15%
                                                                       -----
   Total Separate Account Product Charges                              1.40%

--------------------------------------------------------------------------------

* For Premier Advisor, Destiny Select and Prevail contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).

Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

Total Annual Investment                                                                            Minimum Maximum
Portfolio Operating                                                                                 0.35%   1.03%
Expenses (expenses that are deducted from investment portfolio assets, including management fees,
12b-1/service fees, and other expenses)

--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


----------------------------------------------------------------------------------------------------------------------
                                                  Distribution            Acquired    Total                  Net Total
                                                     and/or               Fund Fees  Annual     Fee Waiver    Annual
                                      Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                         Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) -- SERIES I
----------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International
   Growth Fund                           0.71%          --         0.31%    0.01%     1.03%        0.01%       1.02%
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------
 Equity-Income Portfolio                 0.45%          --         0.09%    0.06%     0.60%          --        0.60%
----------------------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio          0.55%          --         0.13%      --      0.68%          --        0.68%
----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS
TRUST -- CLASS 1
----------------------------------------------------------------------------------------------------------------------
 Templeton Foreign VIP Fund              0.74%          --         0.03%      --      0.77%          --        0.77%
----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
 Clarion Global Real Estate
   Portfolio -- Class A                  0.59%          --         0.05%      --      0.64%          --        0.64%
----------------------------------------------------------------------------------------------------------------------
 ClearBridge Aggressive Growth
   Portfolio -- Class A                  0.55%          --         0.02%      --      0.57%        0.01%       0.56%
----------------------------------------------------------------------------------------------------------------------
 Invesco Comstock
   Portfolio -- Class B                  0.56%        0.25%        0.02%      --      0.83%        0.02%       0.81%
----------------------------------------------------------------------------------------------------------------------
 Invesco Mid Cap Value
   Portfolio -- Class A                  0.64%          --         0.05%    0.04%     0.73%        0.02%       0.71%
----------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture
   Portfolio -- Class A                  0.51%          --         0.04%      --      0.55%        0.01%       0.54%
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Emerging Markets Equity
   Portfolio -- Class A                  0.86%          --         0.15%      --      1.01%        0.02%       0.99%
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International
   Portfolio -- Class A                  0.69%          --         0.07%      --      0.76%        0.06%       0.70%
----------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class A                  0.64%          --         0.05%      --      0.69%        0.01%       0.68%
----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity
   Portfolio -- Class A                  0.66%          --         0.08%      --      0.74%        0.06%       0.68%
----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity
   Portfolio -- Class B                  0.66%        0.25%        0.08%      --      0.99%        0.06%       0.93%
----------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return
   Portfolio -- Class A                  0.48%          --         0.03%      --      0.51%        0.04%       0.47%
----------------------------------------------------------------------------------------------------------------------
 Pioneer Fund Portfolio -- Class A       0.67%          --         0.05%      --      0.72%        0.05%       0.67%
----------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Value
   Portfolio -- Class A                  0.57%          --         0.02%      --      0.59%          --        0.59%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND
----------------------------------------------------------------------------------------------------------------------
 Baillie Gifford International Stock
   Portfolio -- Class A                  0.79%          --         0.08%      --      0.87%        0.12%       0.75%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income
   Portfolio -- Class A                  0.32%          --         0.03%      --      0.35%        0.00%       0.35%
----------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income
   Portfolio -- Class B                  0.32%        0.25%        0.03%      --      0.60%        0.00%       0.60%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                Distribution            Acquired    Total                  Net Total
                                                   and/or               Fund Fees  Annual     Fee Waiver    Annual
                                    Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                       Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------
 BlackRock Money Market
   Portfolio -- Class A                0.34%          --         0.03%     --       0.37%        0.02%       0.35%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Jennison Growth
   Portfolio -- Class A                0.59%          --         0.03%     --       0.62%        0.08%       0.54%
--------------------------------------------------------------------------------------------------------------------
 Jennison Growth
   Portfolio -- Class B                0.59%        0.25%        0.03%     --       0.87%        0.08%       0.79%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return
   Portfolio -- Class A                0.55%          --         0.05%     --       0.60%          --        0.60%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio -- Class B     0.70%        0.25%        0.02%     --       0.97%        0.14%       0.83%
--------------------------------------------------------------------------------------------------------------------
 Neuberger Berman Genesis
   Portfolio -- Class A                0.80%          --         0.03%     --       0.83%        0.00%       0.83%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth
   Portfolio -- Class A                0.60%          --         0.03%     --       0.63%        0.02%       0.61%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio -- Class A                0.47%          --         0.04%     --       0.51%          --        0.51%
--------------------------------------------------------------------------------------------------------------------
 Western Asset Management
   Strategic Bond Opportunities
   Portfolio -- Class A                0.59%          --         0.06%     --       0.65%        0.04%       0.61%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 WMC Core Equity Opportunities
   Portfolio -- Class A                0.70%          --         0.03%     --       0.73%        0.11%       0.62%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE
TRUST -- CLASS IB
--------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund          0.47%        0.25%        0.11%     --       0.83%          --        0.83%
--------------------------------------------------------------------------------------------------------------------



The information shown in the table above was provided by the investment portfolio and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$772                    (a)$1,284                   (a)$1,868                   (a)$2,988
         (b)$704                    (b)$1,079                   (b)$1,526                   (b)$2,298

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$272                     (a)$834                    (a)$1,418                   (a)$2,988
         (b)$204                     (b)$629                    (b)$1,076                   (b)$2,298

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT


This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife USA. Currently, MetLife USA is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife USA), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


The contract also contains a FIXED ACCOUNT. The fixed account offers an interest rate that is guaranteed by MetLife USA. MetLife USA guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and neither the fixed account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the fixed account, your money will be placed with the other general assets of MetLife USA, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase. All guarantees as to purchase payments or account value allocated to the fixed account, interest credited to the fixed account, and fixed annuity payments are subject to our financial strength and claims-paying ability.



As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife USA in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information - Ownership."


2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS

You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). We may allow you to extend your annuity date, subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures. The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s) or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment return used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.


Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife USA may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife USA has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).


ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.


You can choose one of the following annuity options or any other annuity option acceptable to MetLife USA. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or only two annuity payments if death occurs before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment. Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 3 and/or the duration of the guarantee period under Option 2.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

Where required by state law, the annuitant's sex will not be taken into consideration. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.

You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Under Option 2 described above, upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive a single lump sum equal to the commuted value of the remaining guaranteed payments. The commuted value will be equal to the present value of remaining payments as of the date of receipt of due proof of death in good order. For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See "Variable Annuity Payments"). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

.. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see "Transfers During the Income Phase" for details.

.. The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

.. The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

3.  PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife USA reserves the right to reject any purchase payment (except in New Jersey).


We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract. We will not accept purchase payments made with cash, money orders, or travelers checks.

ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

ACCUMULATION UNITS


The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) In addition to the investment performance of the investment portfolio, the deduction of Separate Account charges also affects an investment portfolio's accumulation unit value, as explained below. During the income phase of the contract we call the unit an ANNUITY UNIT.


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.

ACCOUNT VALUE

Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

4.  INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife USA. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the investment portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment adviser MetLife Advisers, LLC, which is formed as a

"limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolios Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolios Expenses" and "Other Information" - "Distributor") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to investment portfolios advised by our affiliates than those that are not, we may be more inclined to offer investment portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio/Eligible Fund has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of contract value to such investment portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the following Class 1 portfolio available under the contract:

 Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife USA, is the investment adviser to Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Clarion Global Real Estate Portfolio
 ClearBridge Aggressive Growth Portfolio
 Invesco Comstock Portfolio (Class B)
 Invesco Mid Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Global Equity Portfolio (Class A and Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Baillie Gifford International Stock Portfolio
 BlackRock Bond Income Portfolio (Class A and Class B)
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio (Class A and Class B)
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Neuberger Berman Genesis Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio
 WMC Core Equity Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

 Putnam VT Equity Income Fund

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios.


MetLife USA has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Restrictions on Transfers.") We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers").

TRANSFERS BY TELEPHONE OR OTHER MEANS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife USA. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife USA is instructed otherwise, MetLife USA will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") MetLife USA will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife USA may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time, or on a day when the New York Stock Exchange (NYSE) is not open, to be received on the next day that the NYSE is open.


TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3. Your request for transfer must clearly state how much the transfer is for.

4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap and high-yield investment portfolios (i.e., Invesco V.I. International Growth Fund, Templeton Foreign VIP Fund, Clarion Global Real Estate Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Baillie Gifford International Stock Portfolio, Neuberger Berman Genesis Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio - the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any investment portfolios and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.

In addition, owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.


The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife USA does not charge for participating in the Dollar Cost Averaging Program. MetLife USA will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.


If you make an additional purchase payment while the Dollar Cost Averaging Program is in effect, we will not allocate the additional payment to the Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios under the Dollar Cost Averaging Program. Any purchase payments received after the Program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." MetLife USA reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife USA may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.


The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife USA does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:


  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the T. Rowe Price Large Cap Value Portfolio. Over the next
  2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife USA will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Large Cap Value Portfolio to increase those holdings to 60%.


VOTING RIGHTS


MetLife USA is the legal owner of the investment portfolio shares. However, MetLife USA believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should MetLife USA determine that it is no longer required to comply with the above, it will vote the shares in its own right.


SUBSTITUTION

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES


Each day, MetLife USA makes a deduction for its insurance charges. MetLife USA does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:

..  the mortality and expense risk premium, and

..  the administrative expense charge.


MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife USA will bear the loss. MetLife USA does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife USA may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife USA does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife USA will bear the loss.


CONTRACT MAINTENANCE CHARGE


During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife USA deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife USA will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife USA may some time in the future discontinue this practice and deduct the charge.


If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE


During the accumulation phase, you can make withdrawals from your contract. MetLife USA keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife USA processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife USA has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife USA does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.


..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


MetLife USA does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from Qualified Contracts. This exception only applies to amounts required to be distributed from the contract.


For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. MetLife USA may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife USA. MetLife USA may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife USA or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife USA will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.


PREMIUM TAXES AND OTHER TAXES


Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife USA is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife USA's current practice to not charge anyone for these taxes until annuity payments begin. MetLife USA may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.


We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.

INCOME TAXES

We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY


You (or in the case of (3) and (4) below, your beneficiary) can have access to the money in your contract:


(1)by making a withdrawal (either a partial or a complete withdrawal);


(2)by electing to receive annuity payments;

(3)when a death benefit is paid to your beneficiary; or

(4)under annuity option 2 described under "Annuity Payments (The Income Phase)
   - Annuity Options" which provides for continuing annuity payments or a single lump sum upon death of the last surviving annuitant during the guaranteed period.


Under most circumstances, withdrawals can only be made during the accumulation phase.


When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife USA receives a written request for a withdrawal in good order prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):


..  less any applicable withdrawal charge,

..  less any premium tax, and

..  less any contract maintenance charge.


Unless you instruct MetLife USA otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife USA requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM


You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife USA does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (SEE "FEDERAL INCOME TAX STATUS.")

SUSPENSION OF PAYMENTS OR TRANSFERS


MetLife USA may be required to suspend or postpone payments for withdrawals or transfers for any period when:


.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;


..  an emergency exists, as determined by the Securities and Exchange
   Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife USA cannot reasonably value the shares of the investment portfolios; or


.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


MetLife USA has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE


MetLife USA periodically advertises performance of the various investment portfolios. MetLife USA will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.


For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH


If you die before annuity payments begin, MetLife USA will pay a death benefit to your beneficiary (see below). The death benefit will be determined when MetLife USA receives both due proof of death and an election for the payment method. Until the beneficiary submits the necessary documentation in good order, the account value attributable to his/her portion of the death benefit remains in the investment portfolios and is subject to investment risk.

If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if MetLife USA is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.

For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife USA, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife USA, Option A will be your death benefit.


If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.


From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife USA, Option A is your death benefit.


The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example: Assumed facts for example:

$10,000 current GACV
$8,000 contract value
$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

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

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) as determined below.


The GACV is initially the death benefit determined as of the day MetLife USA receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.


After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The GACV as determined below.


The GACV is initially the death benefit determined as of the day MetLife USA receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.


DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

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

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.
Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."

All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.

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

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call
(800) 343-8496 to make such changes.


9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED CONTRACT." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED CONTRACT."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

Naming a non-natural person as a designated beneficiary, such as a trust or estate, may eliminate the ability to stretch the payments over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code.

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

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

Federal law imposes a 3.8% Medicare tax on the lesser of:

1. the taxpayer's "net investment income" (from nonqualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), and

2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under the Contract.

PARTIAL ANNUITIZATION. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2014, $5,500 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2014 plus for an employee age 50 or over, $2,500 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 may be subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Income tax regulations issued in July 2007 require fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account),
(b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution ("RMD") rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Under IRS regulations adopted in 2007 affecting 403(b) plans and arrangements, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

For RMDs following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period ends in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION


METLIFE USA

MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the state of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November 14, 2014, following the close of business, MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


THE SEPARATE ACCOUNT


We have established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

On November 14, 2014, following the close of business, MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. In November of 2009, the Separate Account was subject to a merger pursuant to which all of the assets of MetLife Investors Variable Annuity Account Five were transferred to MetLife Investors Variable Annuity Account One.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your account value.

Any amount of the death benefit that exceeds the account value is paid from our general account. Death benefit amounts paid from the general account are subject to the claims-paying ability of MetLife USA and our long-term ability to make such payments. For other annuity contracts and life insurance policies that MetLife USA issues, all amounts owed under the contracts and policies may be paid from the general account. MetLife USA is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that MetLife USA will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.

The investment adviser to certain of the investment portfolios offered with the contract or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 1095 Avenue of the Americas, New York, NY 10036 for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

Request for service may be made:

..  Through your registered representative

..  By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM
   Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

..  In writing to our Annuity Service Center

..  By fax at (515) 457-4400 or

..  By Internet at www.metlifeinvestors.com

Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in good order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT


You can assign the contract at any time during your lifetime. MetLife USA will not be bound by the assignment until it receives the written notice of the assignment. MetLife USA will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS


The financial statements of MetLife USA and the financial statements of the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Independent Registered Public Accounting Firm
   Custodian
   Distribution
   Calculation of Performance Information

    Total Return
    Historical Unit Values
    Reporting Agencies

   Annuity Provisions

    Variable Annuity
    Fixed Annuity
    Annuity Unit Value
    Net Investment Factor
    Mortality and Expense Guarantee

   Tax Status of the Contracts
   Financial Statements

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.




                                                 AUV AT      AUV AT     ACCUM UNITS
                                                BEGINNING    ENDING       END OF
                                                OF PERIOD   OF PERIOD     PERIOD
     --------------------------------------------------------------------------------
     ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
     (NOW MIST - CLARION GLOBAL REAL ESTATE)
        01/01/2005     to     04/30/2005        18.961191   18.207821     693,766
     --------------------------------------------------------------------------------
     DEUTSCHE DREMAN SMALL CAP VALUE VIP - CLASS A
     (FORMERLY DWS VARIABLE SERIES II - DREMAN SMALL CAP VALUE VIP - CLASS A)
        01/01/2005     to     04/30/2005        16.097777   15.119831     225,068
     --------------------------------------------------------------------------------
     DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP - CLASS A
     (FORMERLY DWS VARIABLE SERIES II - GOVERNMENT & AGENCY SECURITIES VIP - CLASS A)
        01/01/2005     to     12/31/2005        13.456753   13.611711     104,232
        01/01/2006     to     12/31/2006        13.611711   13.981782      44,325
        01/01/2007     to     12/31/2007        13.981782   14.606853      38,012
        01/01/2008     to     12/31/2008        14.606853   15.114066      28,244
        01/01/2009     to     12/31/2009        15.114066   16.107924      26,761
        01/01/2010     to     12/31/2010        16.107924   16.934567      25,550
        01/01/2011     to     12/31/2011        16.934567   17.946385      24,804
        01/01/2012     to     12/31/2012        17.946385   18.213166      20,213
        01/01/2013     to     12/31/2013        18.213166   17.413322      14,265
        01/01/2014     to     12/31/2014        17.413322   18.080251      10,450
     --------------------------------------------------------------------------------
     DEUTSCHE SMALL CAP GROWTH VIP - CLASS A
     (FORMERLY DWS VARIABLE SERIES II - SMALL CAP GROWTH VIP - CLASS A)
        01/01/2005     to     12/31/2005         9.022074    9.526020     158,987
        01/01/2006     to     12/31/2006         9.526020    9.888667     124,814
        01/01/2007     to     04/27/2007         9.888667   10.592883           0
     --------------------------------------------------------------------------------
     FIDELITY VIP CONTRAFUND
        01/01/2005     to     04/30/2005        15.547164   15.029723     220,480
     --------------------------------------------------------------------------------
     FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
        01/01/2005     to     12/31/2005        12.920000   13.491132     112,188
        01/01/2006     to     12/31/2006        13.491132   15.990727      73,969
        01/01/2007     to     12/31/2007        15.990727   16.008528      60,486
        01/01/2008     to     12/31/2008        16.008528    9.051927      52,152
        01/01/2009     to     12/31/2009         9.051927   11.622489      45,312
        01/01/2010     to     12/31/2010        11.622489   13.197293      35,173
        01/01/2011     to     12/31/2011        13.197293   13.140605      34,972
        01/01/2012     to     12/31/2012        13.140605   15.199575      26,428
        01/01/2013     to     12/31/2013        15.199575   19.207235      24,671
        01/01/2014     to     12/31/2014        19.207235   20.591435      21,954
     --------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     FIDELITY VIP GROWTH - INITIAL CLASS
        01/01/2005     to     12/31/2005   11.630000 12.128844    132,056
        01/01/2006     to     04/30/2006   12.128844 12.600720    117,106
     ---------------------------------------------------------------------
     FIDELITY VIP GROWTH AND INCOME - INITIAL CLASS
        01/01/2005     to     12/31/2005   11.761785 12.484222    103,638
        01/01/2006     to     04/30/2006   12.484222 13.149356     97,584
     ---------------------------------------------------------------------
     FIDELITY VIP GROWTH OPPORTUNITIES - INITIAL CLASS
        01/01/2005     to     12/31/2005    8.692021  9.333644     37,228
        01/01/2006     to     12/31/2006    9.333644  9.706314     23,148
        01/01/2007     to     12/31/2007    9.706314 11.789402     16,783
        01/01/2008     to     12/31/2008   11.789402  5.229006     20,661
        01/01/2009     to     12/31/2009    5.229006  7.520545     18,015
        01/01/2010     to     12/31/2010    7.520545  9.176368     11,282
        01/01/2011     to     12/31/2011    9.176368  9.256894      9,746
        01/01/2012     to     12/31/2012    9.256894 10.917717      9,992
        01/01/2013     to     12/31/2013   10.917717 14.846203      8,527
        01/01/2014     to     12/31/2014   14.846203 16.426242      8,424
     ---------------------------------------------------------------------
     FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1
     (NOW MIST - MFS(R) EMERGING MARKETS EQUITY - CLASS A)
        01/01/2005     to     12/31/2005   12.864431 16.207569    554,323
        01/01/2006     to     12/31/2006   16.207569 20.527418    395,792
        01/01/2007     to     12/31/2007   20.527418 26.127906    308,204
        01/01/2008     to     04/25/2008   26.127906 23.807747          0
     ---------------------------------------------------------------------
     INVESCO V.I. - CAPITAL APPRECIATION FUND - SERIES I
        01/01/2005     to     12/31/2005   11.201681 12.022461  1,652,443
        01/01/2006     to     12/31/2006   12.022461 12.602674    954,755
        01/01/2007     to     04/27/2007   12.602674 13.454401          0
     ---------------------------------------------------------------------
     INVESCO V.I. - INTERNATIONAL GROWTH FUND - SERIES I
        01/01/2005     to     12/31/2005   12.362600 14.376903    361,297
        01/01/2006     to     12/31/2006   14.376903 18.180489    272,122
        01/01/2007     to     12/31/2007   18.180489 20.559008    243,216
        01/01/2008     to     12/31/2008   20.559008 12.089673    177,979
        01/01/2009     to     12/31/2009   12.089673 16.123086    154,412
        01/01/2010     to     12/31/2010   16.123086 17.944223    128,380
        01/01/2011     to     12/31/2011   17.944223 16.502284    108,109
        01/01/2012     to     12/31/2012   16.502284 18.799103     81,417
        01/01/2013     to     12/31/2013   18.799103 22.062476     73,892
        01/01/2014     to     12/31/2014   22.062476 21.827827     60,846
     ---------------------------------------------------------------------
     MFS/VIT HIGH INCOME SERIES - INITIAL CLASS
        01/01/2005     to     04/30/2005   12.120135 11.738318    634,726
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                   AUV AT           AUV AT         ACCUM UNITS
                                                  BEGINNING         ENDING           END OF
                                                  OF PERIOD        OF PERIOD         PERIOD
     -----------------------------------------------------------------------------------------------
     MFS/VIT INVESTORS TRUST SERIES - INITIAL CLASS
        01/01/2005     to     04/30/2005          10.678411        10.218521        1,656,416
     -----------------------------------------------------------------------------------------------
     MIST - CLARION GLOBAL REAL ESTATE - CLASS A
        05/01/2005     to     12/31/2005          18.161062        20.894100          577,966
        01/01/2006     to     12/31/2006          20.894100        28.413359          408,587
        01/01/2007     to     12/31/2007          28.413359        23.871460          273,519
        01/01/2008     to     12/31/2008          23.871460        13.756080          227,187
        01/01/2009     to     12/31/2009          13.756080        18.329043          202,708
        01/01/2010     to     12/31/2010          18.329043        21.017518          176,273
        01/01/2011     to     12/31/2011          21.017518        19.632219          149,726
        01/01/2012     to     12/31/2012          19.632219        24.448495          130,663
        01/01/2013     to     12/31/2013          24.448495        25.015384          121,470
        01/01/2014     to     12/31/2014          25.015384        28.040942          107,851
     -----------------------------------------------------------------------------------------------
     MIST - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS A
        01/01/2005     to     12/31/2005           9.889330        11.102343        2,310,326
        01/01/2006     to     12/31/2006          11.102343        10.773262        1,691,832
        01/01/2007     to     12/31/2007          10.773262        10.898836        1,229,428
        01/01/2008     to     12/31/2008          10.898836         6.560632        1,036,196
        01/01/2009     to     12/31/2009           6.560632         8.633609          934,701
        01/01/2010     to     12/31/2010           8.633609        10.561397          819,924
        01/01/2011     to     12/31/2011          10.561397        10.784804          691,166
        01/01/2012     to     12/31/2012          10.784804        12.634806          614,615
        01/01/2013     to     12/31/2013          12.634806        18.178696          537,066
        01/01/2014     to     12/31/2014          18.178696        21.353332          467,790
     -----------------------------------------------------------------------------------------------
     MIST - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS B
        05/02/2011     to     12/31/2011           7.098974         6.434523            1,806
        01/01/2012     to     12/31/2012           6.434523         7.518855            1,804
        01/01/2013     to     12/31/2013           7.518855        10.795424            1,803
        01/01/2014     to     12/31/2014          10.795424        12.656554            1,488
     -----------------------------------------------------------------------------------------------
     MIST - CLEARBRIDGE AGGRESSIVE GROWTH - CLASS B
     (FORMERLY MIST - LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO - CLASS B AND BEFORE THAT
     MIST - LEGG MASON VALUE EQUITY PORTFOLIO - CLASS B)
        05/01/2006     to     12/31/2006          10.417047        11.167932            3,235
        01/01/2007     to     12/31/2007          11.167932        10.361388            6,018
        01/01/2008     to     12/31/2008          10.361388         4.636801            5,072
        01/01/2009     to     12/31/2009           4.636801         6.308454            9,821
        01/01/2010     to     12/31/2010           6.308454         6.677066            7,785
        01/01/2011     to     04/29/2011           6.677066         7.099791                0
     -----------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     MIST - INVESCO COMSTOCK - CLASS B
        05/01/2005     to     12/31/2005    9.998849 10.475896    956,701
        01/01/2006     to     12/31/2006   10.475896 11.989012    383,654
        01/01/2007     to     12/31/2007   11.989012 11.526832    445,777
        01/01/2008     to     12/31/2008   11.526832  7.284280    388,974
        01/01/2009     to     12/31/2009    7.284280  9.091664    364,382
        01/01/2010     to     12/31/2010    9.091664 10.296992    324,964
        01/01/2011     to     12/31/2011   10.296992 10.003537    302,076
        01/01/2012     to     12/31/2012   10.003537 11.682001    277,905
        01/01/2013     to     12/31/2013   11.682001 15.596242    251,985
        01/01/2014     to     12/31/2014   15.596242 16.811585    221,469
     ---------------------------------------------------------------------
     MIST - INVESCO MID CAP VALUE - CLASS A
     (FORMERLY MIST - LORD ABBETT MID CAP VALUE - CLASS A)
        01/01/2005     to     12/31/2005   23.935433 25.557657  3,683,994
        01/01/2006     to     12/31/2006   25.557657 28.352013  2,673,192
        01/01/2007     to     12/31/2007   28.352013 28.206617  2,119,334
        01/01/2008     to     12/31/2008   28.206617 17.061150  1,636,076
        01/01/2009     to     12/31/2009   17.061150 21.342920  1,341,827
        01/01/2010     to     12/31/2010   21.342920 26.485673  1,219,157
        01/01/2011     to     12/31/2011   26.485673 25.214248  1,040,151
        01/01/2012     to     12/31/2012   25.214248 28.589985    867,716
        01/01/2013     to     12/31/2013   28.589985 36.826944    751,975
        01/01/2014     to     12/31/2014   36.826944 39.931120    613,521
     ---------------------------------------------------------------------
     MIST - LORD ABBETT BOND DEBENTURE - CLASS A
        01/01/2005     to     12/31/2005   17.333603 17.402451  5,920,743
        01/01/2006     to     12/31/2006   17.402451 18.766575  4,549,243
        01/01/2007     to     12/31/2007   18.766575 19.771633  3,650,480
        01/01/2008     to     12/31/2008   19.771633 15.908806  2,930,362
        01/01/2009     to     12/31/2009   15.908806 21.511435  2,443,195
        01/01/2010     to     12/31/2010   21.511435 24.007623  2,165,186
        01/01/2011     to     12/31/2011   24.007623 24.817134  1,859,419
        01/01/2012     to     12/31/2012   24.817134 27.698725  1,503,320
        01/01/2013     to     12/31/2013   27.698725 29.544750  1,298,369
        01/01/2014     to     12/31/2014   29.544750 30.625776  1,083,897
     ---------------------------------------------------------------------
     MIST - MET/AIM CAPITAL APPRECIATION - CLASS A
        04/30/2007     to     12/31/2007    1.558209  1.629990  5,937,150
        01/01/2008     to     12/31/2008    1.629990  0.921884  4,626,754
        01/01/2009     to     05/01/2009    0.921884  0.876791          0
     ---------------------------------------------------------------------
     MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
        01/01/2005     to     12/31/2005   16.500905 17.912616  1,914,223
        01/01/2006     to     12/31/2006   17.912616 20.293402  1,464,477
        01/01/2007     to     04/27/2007   20.293402 22.087333          0
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     MIST - MET/TEMPLETON GROWTH - CLASS A
        01/01/2005     to     12/31/2005   15.680914 16.864267    139,670
        01/01/2006     to     12/31/2006   16.864267 20.323173    103,941
        01/01/2007     to     12/31/2007   20.323173 20.550821     84,549
        01/01/2008     to     12/31/2008   20.550821 11.725706     60,844
        01/01/2009     to     12/31/2009   11.725706 15.185619     49,668
        01/01/2010     to     12/31/2010   15.185619 16.133241     40,629
        01/01/2011     to     04/29/2011   16.133241 18.011682          0
     ---------------------------------------------------------------------
     MIST - MFS(R) EMERGING MARKETS EQUITY - CLASS A
        04/28/2008     to     12/31/2008   23.843501 10.960448    258,779
        01/01/2009     to     12/31/2009   10.960448 18.284528    235,154
        01/01/2010     to     12/31/2010   18.284528 22.357666    225,614
        01/01/2011     to     12/31/2011   22.357666 17.985229    186,584
        01/01/2012     to     12/31/2012   17.985229 21.121417    153,028
        01/01/2013     to     12/31/2013   21.121417 19.828302    138,763
        01/01/2014     to     12/31/2014   19.828302 18.333877    120,652
     ---------------------------------------------------------------------
     MIST - MFS(R) RESEARCH INTERNATIONAL - CLASS A
        01/01/2005     to     12/31/2005   15.685066 18.070605  3,937,426
        01/01/2006     to     12/31/2006   18.070605 22.624741  3,042,974
        01/01/2007     to     12/31/2007   22.624741 25.353680  2,410,788
        01/01/2008     to     12/31/2008   25.353680 14.441714  2,005,101
        01/01/2009     to     12/31/2009   14.441714 18.795769  1,702,107
        01/01/2010     to     12/31/2010   18.795769 20.702923  1,495,382
        01/01/2011     to     12/31/2011   20.702923 18.291939  1,311,937
        01/01/2012     to     12/31/2012   18.291939 21.106056  1,142,722
        01/01/2013     to     12/31/2013   21.106056 24.890732  1,014,270
        01/01/2014     to     12/31/2014   24.890732 22.891409    912,237
     ---------------------------------------------------------------------
     MIST - MORGAN STANLEY MID CAP GROWTH PORTFOLIO - CLASS A
        01/01/2005     to     12/31/2005    9.866532 10.188000  1,863,080
        01/01/2006     to     12/31/2006   10.188000 10.915476  1,465,142
        01/01/2007     to     12/31/2007   10.915476 13.328319  1,149,432
        01/01/2008     to     12/31/2008   13.328319  7.008262    929,875
        01/01/2009     to     12/31/2009    7.008262 10.907586    796,819
        01/01/2010     to     12/31/2010   10.907586 14.241898    726,776
        01/01/2011     to     12/31/2011   14.241898 13.108111    595,555
        01/01/2012     to     12/31/2012   13.108111 14.159829    504,391
        01/01/2013     to     12/31/2013   14.159829 19.451080    423,601
        01/01/2014     to     12/31/2014   19.451080 19.427128    332,805
     ---------------------------------------------------------------------
     MIST - OPPENHEIMER GLOBAL EQUITY - CLASS A
        04/29/2013     to     12/31/2013    1.014352  1.163992    780,344
        01/01/2014     to     12/31/2014    1.163992  1.175465    891,793
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     MIST - OPPENHEIMER GLOBAL EQUITY - CLASS A
     (FORMERLY MIST - MET/TEMPLETON GROWTH - CLASS A)
        05/02/2011     to     12/31/2011   18.027027 14.861348     32,968
        01/01/2012     to     12/31/2012   14.861348 17.950165     27,687
        01/01/2013     to     04/26/2013   17.950165 19.095407          0
     ---------------------------------------------------------------------
     MIST - OPPENHEIMER GLOBAL EQUITY - CLASS B
     (FORMERLY MSF - OPPENHEIMER GLOBAL EQUITY - CLASS B)
        05/01/2005     to     12/31/2005   14.365585 16.824885     68,042
        01/01/2006     to     12/31/2006   16.824885 19.304552    103,679
        01/01/2007     to     12/31/2007   19.304552 20.226654    122,560
        01/01/2008     to     12/31/2008   20.226654 11.855410    115,357
        01/01/2009     to     12/31/2009   11.855410 16.343612    110,790
        01/01/2010     to     12/31/2010   16.343612 18.683379    114,201
        01/01/2011     to     12/31/2011   18.683379 16.875523     94,832
        01/01/2012     to     12/31/2012   16.875523 20.163269     82,037
        01/01/2013     to     12/31/2013   20.163269 25.273940     62,089
        01/01/2014     to     12/31/2014   25.273940 25.456471     54,908
     ---------------------------------------------------------------------
     MIST - PIMCO TOTAL RETURN - CLASS A
        01/01/2005     to     12/31/2005   12.214124 12.341295  4,580,153
        01/01/2006     to     12/31/2006   12.341295 12.754729  3,735,873
        01/01/2007     to     12/31/2007   12.754729 13.563664  3,119,436
        01/01/2008     to     12/31/2008   13.563664 13.459941  2,744,292
        01/01/2009     to     12/31/2009   13.459941 15.714236  2,674,918
        01/01/2010     to     12/31/2010   15.714236 16.799622  2,411,982
        01/01/2011     to     12/31/2011   16.799622 17.133520  2,169,238
        01/01/2012     to     12/31/2012   17.133520 18.508915  1,924,887
        01/01/2013     to     12/31/2013   18.508915 17.937387  1,676,032
        01/01/2014     to     12/31/2014   17.937387 18.482331  1,384,677
     ---------------------------------------------------------------------
     MIST - PIONEER FUND - CLASS A
        05/04/2009     to     12/31/2009    7.652907  9.396033  3,133,665
        01/01/2010     to     12/31/2010    9.396033 10.768512  2,715,615
        01/01/2011     to     12/31/2011   10.768512 10.136209  2,372,316
        01/01/2012     to     12/31/2012   10.136209 11.053054  1,957,899
        01/01/2013     to     12/31/2013   11.053054 14.504550  1,650,018
        01/01/2014     to     12/31/2014   14.504550 15.898741  1,378,482
     ---------------------------------------------------------------------
     MIST - PIONEER FUND - CLASS A
        01/01/2005     to     12/31/2005   11.454555 11.948124  7,043,342
        01/01/2006     to     12/31/2006   11.948124 12.974610  5,461,828
        01/01/2007     to     12/31/2007   12.974610 12.783053  4,344,903
        01/01/2008     to     12/31/2008   12.783053  7.533320  3,620,341
        01/01/2009     to     05/01/2009    7.533320  7.452959          0
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     MIST - T. ROWE PRICE LARGE CAP VALUE - CLASS A
        01/01/2005     to     12/31/2005   48.291600 49.372721 14,382,114
        01/01/2006     to     12/31/2006   49.372721 57.465191 10,701,249
        01/01/2007     to     12/31/2007   57.465191 58.936216  8,534,977
        01/01/2008     to     12/31/2008   58.936216 37.081275  6,910,389
        01/01/2009     to     12/31/2009   37.081275 43.393967  5,838,240
        01/01/2010     to     12/31/2010   43.393967 50.205472  5,192,291
        01/01/2011     to     12/31/2011   50.205472 47.643449  4,489,008
        01/01/2012     to     12/31/2012   47.643449 55.561630  3,617,811
        01/01/2013     to     12/31/2013   55.561630 73.467158  3,061,871
        01/01/2014     to     12/31/2014   73.467158 82.273570  2,553,081
     ---------------------------------------------------------------------
     MIST - METLIFE SMALL CAP VALUE PORTFOLIO
     (FORMERLY THIRD AVENUE SMALL CAP VALUE - CLASS A)
        05/01/2005     to     12/31/2005   15.238612 18.076806    168,089
        01/01/2006     to     12/31/2006   18.076806 20.211912    129,336
        01/01/2007     to     12/31/2007   20.211912 19.372605    113,978
        01/01/2008     to     12/31/2008   19.372605 13.431067     99,814
        01/01/2009     to     12/31/2009   13.431067 16.796030     76,988
        01/01/2010     to     12/31/2010   16.796030 19.899442     69,215
        01/01/2011     to     12/31/2011   19.899442 17.916604     64,567
        01/01/2012     to     12/31/2012   17.916604 20.894956     55,643
        01/01/2013     to     12/31/2013   20.894956 27.365530     47,736
        01/01/2014     to     12/31/2014   27.365530 27.515223     43,534
     ---------------------------------------------------------------------
     MSF - BAILLIE GIFFORD INTERNATIONAL STOCK - CLASS A
        01/01/2005     to     12/31/2005    8.819169 10.262619     39,486
        01/01/2006     to     12/31/2006   10.262619 11.789102     33,115
        01/01/2007     to     12/31/2007   11.789102 12.825026     23,519
        01/01/2008     to     12/31/2008   12.825026  7.065777     21,916
        01/01/2009     to     12/31/2009    7.065777  8.512187     22,180
        01/01/2010     to     12/31/2010    8.512187  8.999210     18,668
        01/01/2011     to     12/31/2011    8.999210  7.110870     15,133
        01/01/2012     to     12/31/2012    7.110870  8.380052     12,729
        01/01/2013     to     12/31/2013    8.380052  9.547878     11,540
        01/01/2014     to     12/31/2014    9.547878  9.122876     10,189
     ---------------------------------------------------------------------
     MSF - BLACKROCK BOND INCOME - CLASS A
        01/01/2005     to     12/31/2005   47.262838 47.732322    204,201
        01/01/2006     to     12/31/2006   47.732322 49.147453    159,816
        01/01/2007     to     12/31/2007   49.147453 51.511115    141,190
        01/01/2008     to     12/31/2008   51.511115 49.051848    115,929
        01/01/2009     to     12/31/2009   49.051848 52.949540     97,613
        01/01/2010     to     12/31/2010   52.949540 56.566652     84,736
        01/01/2011     to     12/31/2011   56.566652 59.443381     76,353
        01/01/2012     to     12/31/2012   59.443381 63.035465     70,237
        01/01/2013     to     12/31/2013   63.035465 61.682750     70,931
        01/01/2014     to     12/31/2014   61.682750 65.134462     69,125
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     MSF - BLACKROCK CAPITAL APPRECIATION - CLASS A
        05/04/2009     to     12/31/2009    0.900657  1.135766  3,926,374
        01/01/2010     to     12/31/2010    1.135766  1.341964  3,197,877
        01/01/2011     to     12/31/2011    1.341964  1.204956  2,751,170
        01/01/2012     to     12/31/2012    1.204956  1.358883  2,382,472
        01/01/2013     to     12/31/2013    1.358883  1.798532  2,133,734
        01/01/2014     to     12/31/2014    1.798532  1.931333  1,666,760
     ---------------------------------------------------------------------
     MSF - BLACKROCK MONEY MARKET - CLASS A
        01/01/2005     to     12/31/2005    9.913079 10.058489  1,455,551
        01/01/2006     to     12/31/2006   10.058489 10.396308  1,358,206
        01/01/2007     to     12/31/2007   10.396308 10.771508  1,450,986
        01/01/2008     to     12/31/2008   10.771508 10.924420  1,712,270
        01/01/2009     to     12/31/2009   10.924420 10.817845  1,237,423
        01/01/2010     to     12/31/2010   10.817845 10.668579    938,421
        01/01/2011     to     12/31/2011   10.668579 10.520654    875,076
        01/01/2012     to     12/31/2012   10.520654 10.373586    741,210
        01/01/2013     to     12/31/2013   10.373586 10.229360    515,363
        01/01/2014     to     12/31/2014   10.229360 10.087138    478,458
     ---------------------------------------------------------------------
     MSF - JENNISON GROWTH - CLASS A
        05/01/2005     to     12/31/2005    4.163819  5.012018     68,816
        01/01/2006     to     12/31/2006    5.012018  5.078748     50,716
        01/01/2007     to     12/31/2007    5.078748  5.592368     26,367
        01/01/2008     to     12/31/2008    5.592368  3.505646     22,613
        01/01/2009     to     12/31/2009    3.505646  4.839303     20,402
        01/01/2010     to     12/31/2010    4.839303  5.326929     18,375
        01/01/2011     to     12/31/2011    5.326929  5.280023     11,659
        01/01/2012     to     12/31/2012    5.280023  6.028060  1,621,295
        01/01/2013     to     12/31/2013    6.028060  8.143791  1,443,608
        01/01/2014     to     12/31/2014    8.143791  8.757822  1,245,256
     ---------------------------------------------------------------------
     MSF - JENNISON GROWTH - CLASS A
     (FORMERLY MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A)
        01/01/2005     to     12/31/2005   10.236784 10.599063  3,198,574
        01/01/2006     to     12/31/2006   10.599063 11.268836  2,299,212
        01/01/2007     to     12/31/2007   11.268836 12.716985  1,664,715
        01/01/2008     to     12/31/2008   12.716985  6.796265  1,409,365
        01/01/2009     to     12/31/2009    6.796265  9.651977  1,241,343
        01/01/2010     to     12/31/2010    9.651977 10.439244  1,102,108
        01/01/2011     to     12/31/2011   10.439244 10.194139    979,162
        01/01/2012     to     04/27/2012   10.194139 11.462682          0
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     MSF - JENNISON GROWTH - CLASS B
        01/01/2005     to     12/31/2005   10.479267 11.732901  1,242,714
        01/01/2006     to     12/31/2006   11.732901 11.862232    130,351
        01/01/2007     to     12/31/2007   11.862232 13.028535     98,544
        01/01/2008     to     12/31/2008   13.028535  8.151737     64,311
        01/01/2009     to     12/31/2009    8.151737 11.218650     55,256
        01/01/2010     to     12/31/2010   11.218650 12.314363     37,640
        01/01/2011     to     12/31/2011   12.314363 12.170433     30,149
        01/01/2012     to     12/31/2012   12.170433 13.867289     68,258
        01/01/2013     to     12/31/2013   13.867289 18.697485     65,373
        01/01/2014     to     12/31/2014   18.697485 20.049588     61,733
     ---------------------------------------------------------------------
     MSF - JENNISON GROWTH - CLASS B
     (FORMERLY MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS B)
        05/01/2005     to     12/31/2005    7.947721  8.629752  1,490,314
        01/01/2006     to     12/31/2006    8.629752  9.158221     25,588
        01/01/2007     to     12/31/2007    9.158221 10.320556     70,781
        01/01/2008     to     12/31/2008   10.320556  5.501468     90,842
        01/01/2009     to     12/31/2009    5.501468  7.795840    115,318
        01/01/2010     to     12/31/2010    7.795840  8.409868    105,165
        01/01/2011     to     12/31/2011    8.409868  8.178688    103,532
        01/01/2012     to     04/27/2012    8.178688  9.200993          0
     ---------------------------------------------------------------------
     MSF - MET/PUTNAM VOYAGER - CLASS A
        01/01/2005     to     04/30/2005    4.511761  4.152037     73,488
     ---------------------------------------------------------------------
     MSF - MET/PUTNAM VOYAGER - CLASS B
        01/01/2005     to     04/30/2005   12.108329 11.137070    103,021
     ---------------------------------------------------------------------
     MSF - MFS(R) TOTAL RETURN - CLASS A
        01/01/2005     to     12/31/2005   42.152954 42.864393    117,288
        01/01/2006     to     12/31/2006   42.864393 47.430568    104,400
        01/01/2007     to     12/31/2007   47.430568 48.815543     97,479
        01/01/2008     to     12/31/2008   48.815543 37.472187     80,014
        01/01/2009     to     12/31/2009   37.472187 43.823914     85,117
        01/01/2010     to     12/31/2010   43.823914 47.569464    100,742
        01/01/2011     to     12/31/2011   47.569464 48.042786     93,271
        01/01/2012     to     12/31/2012   48.042786 52.859322     83,852
        01/01/2013     to     12/31/2013   52.859322 62.024345     76,916
        01/01/2014     to     12/31/2014   62.024345 66.446473     68,900
     ---------------------------------------------------------------------
     MSF - MFS(R) VALUE PORTFOLIO
        05/03/2010     to     12/31/2010   14.054099 14.530177     12,764
        01/01/2011     to     12/31/2011   14.530177 14.420136     37,341
        01/01/2012     to     12/31/2012   14.420136 16.538935     43,170
        01/01/2013     to     12/31/2013   16.538935 22.080217     50,163
        01/01/2014     to     12/31/2014   22.080217 24.072916     55,139
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     MSF - NEUBERGER BERMAN GENESIS - CLASS A
        04/29/2013     to     12/31/2013   16.122506 20.161444    627,001
        01/01/2014     to     12/31/2014   20.161444 19.883244    543,230
     ---------------------------------------------------------------------
     MSF - NEUBERGER BERMAN GENESIS - CLASS A
     (FORMERLY MIST - MLA MID CAP PORTFOLIO - CLASS A)
        04/30/2007     to     12/31/2007   17.006082 15.121123  1,481,822
        01/01/2008     to     12/31/2008   15.121123  9.221898  1,269,327
        01/01/2009     to     12/31/2009    9.221898 12.471495  1,087,725
        01/01/2010     to     12/31/2010   12.471495 15.158263    956,957
        01/01/2011     to     12/31/2011   15.158263 14.180616    857,948
        01/01/2012     to     12/31/2012   14.180616 14.764201    700,649
        01/01/2013     to     04/26/2013   14.764201 16.012140          0
     ---------------------------------------------------------------------
     MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
        01/01/2005     to     12/31/2005   12.236992 12.862318  1,154,265
        01/01/2006     to     12/31/2006   12.862318 14.370853  1,056,525
        01/01/2007     to     12/31/2007   14.370853 15.505052    838,882
        01/01/2008     to     12/31/2008   15.505052  8.885160    742,579
        01/01/2009     to     12/31/2009    8.885160 12.567603    721,418
        01/01/2010     to     12/31/2010   12.567603 14.506384    625,032
        01/01/2011     to     12/31/2011   14.506384 14.145573    544,996
        01/01/2012     to     12/31/2012   14.145573 16.594360    485,067
        01/01/2013     to     12/31/2013   16.594360 22.771712    443,492
        01/01/2014     to     12/31/2014   22.771712 24.495549    389,389
     ---------------------------------------------------------------------
     MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
        01/01/2005     to     12/31/2005   13.375064 14.641304    330,601
        01/01/2006     to     12/31/2006   14.641304 15.001222    291,424
        01/01/2007     to     12/31/2007   15.001222 16.249984    309,116
        01/01/2008     to     12/31/2008   16.249984 10.224056    279,597
        01/01/2009     to     12/31/2009   10.224056 14.010591    237,620
        01/01/2010     to     12/31/2010   14.010591 18.637520    216,273
        01/01/2011     to     12/31/2011   18.637520 18.704077    198,936
        01/01/2012     to     12/31/2012   18.704077 21.425898    160,642
        01/01/2013     to     12/31/2013   21.425898 30.541945    140,937
        01/01/2014     to     12/31/2014   30.541945 32.197148    120,434
     ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT       AUV AT      ACCUM UNITS
                                              BEGINNING     ENDING        END OF
                                              OF PERIOD    OF PERIOD      PERIOD
     ---------------------------------------------------------------------------------
     MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO - CLASS A
        01/01/2005     to     12/31/2005      20.232511    20.517262        67,853
        01/01/2006     to     12/31/2006      20.517262    21.255753        55,301
        01/01/2007     to     12/31/2007      21.255753    21.803769        46,044
        01/01/2008     to     12/31/2008      21.803769    18.272177        42,983
        01/01/2009     to     12/31/2009      18.272177    23.823761        44,304
        01/01/2010     to     12/31/2010      23.823761    26.482253        39,554
        01/01/2011     to     12/31/2011      26.482253    27.718545        48,076
        01/01/2012     to     12/31/2012      27.718545    30.473205        27,054
        01/01/2013     to     12/31/2013      30.473205    30.378035        23,395
        01/01/2014     to     12/31/2014      30.378035    31.594295        25,114
     ---------------------------------------------------------------------------------
     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
     (NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
        01/01/2005     to     04/30/2005      14.230832    13.504537       505,314
     ---------------------------------------------------------------------------------
     PUTNAM VT EQUITY INCOME - CLASS IB
        01/01/2005     to     12/31/2005      13.272548    13.809168       226,591
        01/01/2006     to     12/31/2006      13.809168    16.183832       153,076
        01/01/2007     to     12/31/2007      16.183832    16.466350       134,924
        01/01/2008     to     12/31/2008      16.466350    11.180268        90,271
        01/01/2009     to     12/31/2009      11.180268    14.051163        71,901
        01/01/2010     to     12/31/2010      14.051163    15.602656        65,224
        01/01/2011     to     12/31/2011      15.602656    15.681816        65,571
        01/01/2012     to     12/31/2012      15.681816    18.447717        60,963
        01/01/2013     to     12/31/2013      18.447717    24.088162        52,934
        01/01/2014     to     12/31/2014      24.088162    26.760554        55,923
     ---------------------------------------------------------------------------------
     PUTNAM VT GROWTH AND INCOME - CLASS IB
        01/01/2005     to     12/31/2005      12.338602    12.803698       147,652
        01/01/2006     to     12/31/2006      12.803698    14.635138        23,282
        01/01/2007     to     12/31/2007      14.635138    13.559101        19,925
        01/01/2008     to     12/31/2008      13.559101     8.196068        10,244
        01/01/2009     to     12/31/2009       8.196068    10.491562         6,125
        01/01/2010     to     04/30/2010      10.491562    11.209009             0
     ---------------------------------------------------------------------------------
     TEMPLETON FOREIGN VIP
     (FORMERLY MIST - FRANKLIN TEMPLETON FOREIGN SECURITIES - CLASS 1)
        01/01/2005     to     12/31/2005      11.010930    11.995824     1,211,193
        01/01/2006     to     12/31/2006      11.995824    14.396248       992,053
        01/01/2007     to     12/31/2007      14.396248    16.436255       816,174
        01/01/2008     to     12/31/2008      16.436255     9.685987       674,497
        01/01/2009     to     12/31/2009       9.685987    13.117951       595,609
        01/01/2010     to     12/31/2010      13.117951    14.057894       541,164
        01/01/2011     to     12/31/2011      14.057894    12.414811       471,929
        01/01/2012     to     12/31/2012      12.414811    14.517795       418,381
        01/01/2013     to     12/31/2013      14.517795    17.647886       369,413
        01/01/2014     to     12/31/2014      17.647886    15.507901       316,276
     ---------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING  ENDING     END OF
                                           OF PERIOD OF PERIOD   PERIOD
     ---------------------------------------------------------------------
     WMC CORE EQUITY OPPORTUNITIES
     (FORMERLY MSF - DAVIS VENTURE VALUE - CLASS A)
        01/01/2005     to     12/31/2005   31.502051 34.264268   144,107
        01/01/2006     to     12/31/2006   34.264268 38.715799   155,618
        01/01/2007     to     12/31/2007   38.715799 39.922203   136,573
        01/01/2008     to     12/31/2008   39.922203 23.875201   127,801
        01/01/2009     to     12/31/2009   23.875201 31.074081   121,196
        01/01/2010     to     12/31/2010   31.074081 34.319269   125,844
        01/01/2011     to     12/31/2011   34.319269 32.477828   108,553
        01/01/2012     to     12/31/2012   32.477828 36.142991    91,665
        01/01/2013     to     12/31/2013   36.142991 47.651692    76,571
        01/01/2014     to     12/31/2014   47.651692 51.986511    66,690
     ---------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II (formerly DWS Variable Series II): Deutsche Government & Agency Securities VIP (Class A) (formerly DWS Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I): Invesco V.I. International Growth Fund (closed May 1, 2002 for Cova VA); (c) Met Investors Series Trust ("MIST") (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003 for Cova VA); (d) Metropolitan Series Fund ("MSF"): Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003 for Cova VA); (e) MSF: T. Rowe Price Large Cap Growth Portfolio (Class A) (added and closed May 1, 2004 for Cova VA); (f) MIST: MetLife Small Cap Value Portfolio (formerly Third Avenue Small Cap Value Portfolio) (Class A) (closed May 1, 2005); (g) MSF: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed April 30, 2007); (h) MSF: BlackRock Capital Appreciation Portfolio (added and closed effective May 4, 2009); (i) MIST: Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011 for Cova VA) and ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011 for Cova VA).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class
A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.

Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable

Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class A) of the Met Investors Series Trust; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007); and (b) DWS Variable Series II: DWS Small Cap Growth VIP (Class A ) ( closed 5/1/02) was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed 4/30/07).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Met/AIM Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Metropolitan Series Fund, Inc., and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust was merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust was merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

EQUITY-INCOME PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R) Index.

GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks to provide capital growth.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the following Class 1 portfolio available under the contract:

TEMPLETON FOREIGN VIP FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:


CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Investments, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESCO COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks high total return by investing in equity securities of mid-sized companies.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

METROPOLITAN SERIES FUND
(CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO

SUBADVISER: Baillie Gifford Overseas Limited

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

JENNISON GROWTH PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

NEUBERGER BERMAN GENESIS PORTFOLIO

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

WMC CORE EQUITY OPPORTUNITIES PORTFOLIO


SUBADVISER: Wellington Management Company LLP


INVESTMENT OBJECTIVE: Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Invesco Comstock Portfolio (Class B)
 Invesco Mid Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Global Equity Portfolio (Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B AS NOTED))

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio (Class B)
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Neuberger Berman Genesis Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 WMC Core Equity Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 Invesco V.I. International Growth Fund (Series I) 5/1/02
 Templeton Foreign VIP Fund (Class 1) 5/1/03
 T. Rowe Price Mid Cap Growth Portfolio (Class B) 5/1/03
 Baillie Gifford International Stock Portfolio (Class B) 12/19/03
 T. Rowe Price Large Cap Growth Portfolio (Class A) 5/1/04
 BlackRock Capital Appreciation Portfolio (Class A) 5/4/09
 ClearBridge Aggressive Growth Portfolio (Class B) 5/2/11
 Oppenheimer Global Equity Portfolio (Class A) 5/2/11

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Lord Abbett Bond Debenture Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Total Return Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 Baillie Gifford International Stock Portfolio
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio
 Neuberger Berman Genesis Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*
 BlackRock Capital Appreciation Portfolio (Class A) 5/4/09
--------------------------------------------------------------------------------

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 ClearBridge Aggressive Growth Portfolio
 Invesco Mid Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Global Equity Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio
 Neuberger Berman Genesis Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 BlackRock Capital Appreciation Portfolio (Class A) 5/4/09
--------------------------------------------------------------------------------

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 ClearBridge Aggressive Growth Portfolio
 Invesco Mid Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Global Equity Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 BlackRock Money Market Portfolio
 Jennison Growth Portfolio
 Neuberger Berman Genesis Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*


 Deutsche Government & Agency Securities VIP (Class A) 5/1/02
 MetLife Small Cap Value Portfolio (Class A) 5/1/05

 T. Rowe Price Small Cap Growth Portfolio (Class A) 4/30/07
 BlackRock Capital Appreciation Portfolio (Class A) 5/4/09
--------------------------------------------------------------------------------

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

 Invesco Mid Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio

 Neuberger Berman Genesis Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 BlackRock Capital Appreciation Portfolio (Class A) 5/4/09

*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

                      STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL FIXED AND VARIABLE DEFERRED

                               ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                         METLIFE INSURANCE COMPANY USA


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2015, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE TO THE COMPANY AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.


SAI-COVAVA14

                  TABLE OF CONTENTS                   PAGE

                  COMPANY................................ 3

                  INDEPENDENT REGISTERED PUBLIC
                  ACCOUNTING FIRM........................ 3

                  CUSTODIAN.............................. 3

                  DISTRIBUTION........................... 3

                  CALCULATION OF PERFORMANCE INFORMATION. 4
                     Total Return........................ 4
                     Historical Unit Values.............. 4
                     Reporting Agencies.................. 5

                  ANNUITY PROVISIONS..................... 5
                     Variable Annuity.................... 5
                     Fixed Annuity....................... 5
                     Annuity Unit Value.................. 5
                     Net Investment Factor............... 5
                     Mortality and Expense Guarantee..... 6

                  TAX STATUS OF THE CONTRACTS............ 6

                  FINANCIAL STATEMENTS................... 7

COMPANY


MetLife Insurance Company USA (the "Company" or "MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Effective following the close of business on November 14, 2014, MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors Variable Annuity Account One and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

The Company is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information -- Distribution of Contracts.") Additional information is provided below.

The contracts are not currently offered for sale.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                                                              AGGREGATE
                                                              AMOUNT OF
                                   AGGREGATE                 COMMISSIONS
                                   AMOUNT OF                 RETAINED BY
                                  COMMISSIONS             DISTRIBUTOR AFTER
                                    PAID TO                  PAYMENTS TO
FISCAL YEAR                       DISTRIBUTOR               SELLING FIRMS
-----------                       -----------             -----------------
2012                              $54,914,768                    $0
2013                              $40,534,587                    $0
2014                              $41,143,098                    $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a 0.15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1)the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2)the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a)the Accumulation Unit value as of the close of the current Valuation Period, by

(b)the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements. If investment portfolio shares are sold directly to either tax qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of tax law and regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. Additionally, you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.


FINANCIAL STATEMENTS


The financial statements of MetLife Investors Variable Annuity Account One and the consolidated financial statements of MetLife USA are included herein. The consolidated financial statements of MetLife USA should be considered only as bearing upon the ability of MetLife USA to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       115,995,343   $        28,663,854   $        142,491,728   $           406,092
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          115,995,343            28,663,854            142,491,728               406,092
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   53                    66                     66                    31
   Due to MetLife Insurance
     Company USA...........................                    9                    14                     10                     5
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   62                    80                     76                    36
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       115,995,281   $        28,663,774   $        142,491,652   $           406,056
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       115,995,281   $        28,663,774   $        142,470,434   $           405,896
   Net assets from contracts in payout.....                   --                    --                 21,218                   160
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       115,995,281   $        28,663,774   $        142,491,652   $           406,056
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH           FTVIPT TEMPLETON       INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES          FOREIGN VIP     INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,294,546  $           138,699  $        23,774,569  $          5,988,507
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             6,294,546              138,699           23,774,569             5,988,507
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    62                   10                   69                    96
   Due to MetLife Insurance
     Company USA........................                     7                    1                   11                    15
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    69                   11                   80                   111
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,294,477  $           138,688  $        23,774,489  $          5,988,396
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,294,477  $           138,688  $        23,717,831  $          5,956,302
   Net assets from contracts in payout..                    --                   --               56,658                32,094
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          6,294,477  $           138,688  $        23,774,489  $          5,988,396
                                          ====================  ===================  ===================  ====================

                                                  MIST                 MIST
                                            ALLIANCEBERNSTEIN     ALLIANZ GLOBAL         MIST AMERICAN        MIST AMERICAN
                                             GLOBAL DYNAMIC      INVESTORS DYNAMIC      FUNDS BALANCED        FUNDS GROWTH
                                               ALLOCATION        MULTI-ASSET PLUS         ALLOCATION           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         33,083,896  $           165,205  $       253,918,699  $        264,823,572
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            33,083,896              165,205          253,918,699           264,823,572
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    67                   14                   38                    49
   Due to MetLife Insurance
     Company USA........................                    15                    1                   22                    28
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    82                   15                   60                    77
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         33,083,814  $           165,190  $       253,918,639  $        264,823,495
                                          ====================  ===================  ===================  ====================


                                                                   MIST AMERICAN
                                             MIST AMERICAN        FUNDS MODERATE
                                             FUNDS GROWTH           ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        31,030,992  $       120,682,668
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           31,030,992          120,682,668
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   85                   37
   Due to MetLife Insurance
     Company USA........................                   21                   17
                                          -------------------  -------------------
       Total Liabilities................                  106                   54
                                          -------------------  -------------------

NET ASSETS..............................  $        31,030,886  $       120,682,614
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,030,886  $       120,682,614
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        31,030,886  $       120,682,614
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,331,544  $        64,277,338  $        16,004,642  $        39,064,452
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           13,331,544           64,277,338           16,004,642           39,064,452
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  105                   80                  105                  177
   Due to MetLife Insurance
     Company USA..........................                   21                   21                   30                   29
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  126                  101                  135                  206
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        13,331,418  $        64,277,237  $        16,004,507  $        39,064,246
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,331,418  $        64,277,237  $        16,004,507  $        39,010,976
   Net assets from contracts in payout....                   --                   --                   --               53,270
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        13,331,418  $        64,277,237  $        16,004,507  $        39,064,246
                                            ===================  ===================  ===================  ===================


                                                                                            MIST HARRIS        MIST INVESCO
                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS          OAKMARK          BALANCED-RISK
                                              AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,710,228  $        19,070,745   $        63,129,052  $        18,299,685
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,710,228           19,070,745            63,129,052           18,299,685
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  127                  118                    80                   91
   Due to MetLife Insurance
     Company USA..........................                   25                   27                    26                   21
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                  152                  145                   106                  112
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,710,076  $        19,070,600   $        63,128,946  $        18,299,573
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,614,223  $        19,063,213   $        63,102,384  $        18,299,573
   Net assets from contracts in payout....               95,853                7,387                26,562                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,710,076  $        19,070,600   $        63,128,946  $        18,299,573
                                            ===================  ====================  ===================  ===================



                                               MIST INVESCO         MIST INVESCO
                                                 COMSTOCK           MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       126,997,353  $       198,152,374
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          126,997,353          198,152,374
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  127                  138
   Due to MetLife Insurance
     Company USA..........................                   25                   20
                                            -------------------  -------------------
       Total Liabilities..................                  152                  158
                                            -------------------  -------------------

NET ASSETS................................  $       126,997,201  $       198,152,216
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       126,793,243  $       197,078,390
   Net assets from contracts in payout....              203,958            1,073,826
                                            -------------------  -------------------
       Total Net Assets...................  $       126,997,201  $       198,152,216
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        53,534,613  $        13,974,718  $        12,428,917  $         9,322,746
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           53,534,613           13,974,718           12,428,917            9,322,746
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  104                   87                   68                   98
   Due to MetLife Insurance
     Company USA..........................                   16                   25                   13                   14
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  120                  112                   81                  112
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        53,534,493  $        13,974,606  $        12,428,836  $         9,322,634
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        53,453,205  $        13,974,606  $        12,428,836  $         9,318,616
   Net assets from contracts in payout....               81,288                   --                   --                4,018
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        53,534,493  $        13,974,606  $        12,428,836  $         9,322,634
                                            ===================  ===================  ===================  ===================

                                                                                                            MIST MET/FRANKLIN
                                            MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON     LOW DURATION TOTAL
                                              GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE        RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        14,577,527  $       214,939,189  $         4,103,983  $        30,718,976
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           14,577,527          214,939,189            4,103,983           30,718,976
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   59                  159                   83                  115
   Due to MetLife Insurance
     Company USA..........................                   18                   59                   19                   21
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   77                  218                  102                  136
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        14,577,450  $       214,938,971  $         4,103,881  $        30,718,840
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        14,577,450  $       213,826,910  $         4,103,881  $        30,718,840
   Net assets from contracts in payout....                   --            1,112,061                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        14,577,450  $       214,938,971  $         4,103,881  $        30,718,840
                                            ===================  ===================  ===================  ===================


                                            MIST MET/TEMPLETON       MIST METLIFE
                                            INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         5,173,701   $       190,098,757
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Assets.......................            5,173,701           190,098,757
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   61                    43
   Due to MetLife Insurance
     Company USA..........................                    9                    23
                                            -------------------  --------------------
       Total Liabilities..................                   70                    66
                                            -------------------  --------------------

NET ASSETS................................  $         5,173,631   $       190,098,691
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,173,631   $       190,092,018
   Net assets from contracts in payout....                   --                 6,673
                                            -------------------  --------------------
       Total Net Assets...................  $         5,173,631   $       190,098,691
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                    MIST METLIFE
                                               MIST METLIFE          MULTI-INDEX         MIST METLIFE      MIST MFS EMERGING
                                               BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE     MARKETS EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       130,987,783  $        1,706,055  $        52,562,532  $        47,209,572
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          130,987,783           1,706,055           52,562,532           47,209,572
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                  64                   99                  139
   Due to MetLife Insurance
     Company USA..........................                   23                   2                   24                   25
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  104                  66                  123                  164
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       130,987,679  $        1,705,989  $        52,562,409  $        47,209,408
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       130,987,679  $        1,705,989  $        52,503,911  $        47,019,560
   Net assets from contracts in payout....                   --                  --               58,498              189,848
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       130,987,679  $        1,705,989  $        52,562,409  $        47,209,408
                                            ===================  ==================  ===================  ===================

                                                                                                              MIST PANAGORA
                                              MIST MFS RESEARCH  MIST MORGAN STANLEY   MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                                INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY            RISK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       119,840,282  $        66,846,370  $       47,270,790  $            91,111
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................          119,840,282           66,846,370          47,270,790               91,111
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  188                  102                 121                   12
   Due to MetLife Insurance
     Company USA..........................                   37                   18                  19                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  225                  120                 140                   13
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $       119,840,057  $        66,846,250  $       47,270,650  $            91,098
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       119,466,071  $        66,692,255  $       47,198,242  $            91,098
   Net assets from contracts in payout....              373,986              153,995              72,408                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $       119,840,057  $        66,846,250  $       47,270,650  $            91,098
                                            ===================  ===================  ==================  ===================

                                                 MIST PIMCO
                                             INFLATION PROTECTED      MIST PIMCO
                                                    BOND             TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        94,603,257   $       459,097,791
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................           94,603,257           459,097,791
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                   107
   Due to MetLife Insurance
     Company USA..........................                   36                    48
                                            --------------------  -------------------
       Total Liabilities..................                  171                   155
                                            --------------------  -------------------

NET ASSETS................................  $        94,603,086   $       459,097,636
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        94,575,600   $       458,218,136
   Net assets from contracts in payout....               27,486               879,500
                                            --------------------  -------------------
       Total Net Assets...................  $        94,603,086   $       459,097,636
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                                    MIST PIONEER        MIST PYRAMIS         MIST PYRAMIS
                                             MIST PIONEER FUND    STRATEGIC INCOME    GOVERNMENT INCOME      MANAGED RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       93,861,471  $        18,060,197  $         5,010,682  $        5,915,978
   Due from MetLife Insurance
     Company USA..........................                  37                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          93,861,508           18,060,197            5,010,682           5,915,978
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 181                  141                   72                  58
   Due to MetLife Insurance
     Company USA..........................                  --                   38                   14                  12
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 181                  179                   86                  70
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       93,861,327  $        18,060,018  $         5,010,596  $        5,915,908
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       93,271,828  $        18,060,018  $         5,010,596  $        5,915,908
   Net assets from contracts in payout....             589,499                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       93,861,327  $        18,060,018  $         5,010,596  $        5,915,908
                                            ==================  ===================  ===================  ==================

                                              MIST SCHRODERS
                                                  GLOBAL          MIST SSGA GROWTH         MIST SSGA      MIST T. ROWE PRICE
                                                MULTI-ASSET        AND INCOME ETF         GROWTH ETF        LARGE CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         9,869,897  $      161,695,133  $        56,855,988  $       637,622,124
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            9,869,897         161,695,133           56,855,988          637,622,124
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   80                  54                   80                  147
   Due to MetLife Insurance
     Company USA..........................                   18                  24                   27                   14
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   98                  78                  107                  161
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         9,869,799  $      161,695,055  $        56,855,881  $       637,621,963
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,869,799  $      161,695,055  $        56,855,881  $       632,244,559
   Net assets from contracts in payout....                   --                  --                   --            5,377,404
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         9,869,799  $      161,695,055  $        56,855,881  $       637,621,963
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE        MIST WMC
                                              MID CAP GROWTH     LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       81,905,345  $         7,846,114
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          81,905,345            7,846,114
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 128                   63
   Due to MetLife Insurance
     Company USA..........................                  27                    4
                                            ------------------  -------------------
       Total Liabilities..................                 155                   67
                                            ------------------  -------------------

NET ASSETS................................  $       81,905,190  $         7,846,047
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       81,831,613  $         7,846,047
   Net assets from contracts in payout....              73,577                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       81,905,190  $         7,846,047
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                             MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        18,395,455   $         4,853,000   $        97,653,539  $        10,873,947
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  --------------------
       Total Assets.......................           18,395,455             4,853,000            97,653,539           10,873,947
                                            --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   73                   118                    92                   94
   Due to MetLife Insurance
     Company USA..........................                   22                    20                    15                   12
                                            --------------------  --------------------  -------------------  --------------------
       Total Liabilities..................                   95                   138                   107                  106
                                            --------------------  --------------------  -------------------  --------------------

NET ASSETS................................  $        18,395,360   $         4,852,862   $        97,653,432  $        10,873,841
                                            ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,395,360   $         4,852,862   $        97,600,548  $        10,854,533
   Net assets from contracts in payout....                   --                    --                52,884               19,308
                                            --------------------  --------------------  -------------------  --------------------
       Total Net Assets...................  $        18,395,360   $         4,852,862   $        97,653,432  $        10,873,841
                                            ====================  ====================  ===================  ====================


                                               MSF BLACKROCK        MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH           GROWTH          SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        79,776,858  $         9,719,874  $       137,871,484  $        16,438,020
   Due from MetLife Insurance
     Company USA..........................                   23                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           79,776,881            9,719,874          137,871,484           16,438,020
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                  100                  119                  106
   Due to MetLife Insurance
     Company USA..........................                   --                   10                   35                   14
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  178                  110                  154                  120
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        79,776,703  $         9,719,764  $       137,871,330  $        16,437,900
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        79,458,990  $         9,712,412  $       137,590,647  $        16,435,300
   Net assets from contracts in payout....              317,713                7,352              280,683                2,600
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        79,776,703  $         9,719,764  $       137,871,330  $        16,437,900
                                            ===================  ===================  ===================  ===================

                                                                 MSF MET/DIMENSIONAL
                                              MSF MET/ARTISAN    INTERNATIONAL SMALL
                                               MID CAP VALUE           COMPANY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        41,046,591  $        3,407,506
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  -------------------
       Total Assets.......................           41,046,591           3,407,506
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  112                 137
   Due to MetLife Insurance
     Company USA..........................                   16                  20
                                            -------------------  -------------------
       Total Liabilities..................                  128                 157
                                            -------------------  -------------------

NET ASSETS................................  $        41,046,463  $        3,407,349
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        40,999,382  $        3,407,349
   Net assets from contracts in payout....               47,081                  --
                                            -------------------  -------------------
       Total Net Assets...................  $        41,046,463  $        3,407,349
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $         6,509,160   $     1,268,860,986   $     2,696,471,075   $     1,801,099,996
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            6,509,160         1,268,860,986         2,696,471,075         1,801,099,996
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   31                    50                    54                    39
   Due to MetLife Insurance
     Company USA..........................                    7                    41                    42                    29
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                   38                    91                    96                    68
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $         6,509,122   $     1,268,860,895   $     2,696,470,979   $     1,801,099,928
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,509,122   $     1,268,677,822   $     2,695,872,907   $     1,800,450,340
   Net assets from contracts in payout....                   --               183,073               598,072               649,588
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $         6,509,122   $     1,268,860,895   $     2,696,470,979   $     1,801,099,928
                                            ====================  ====================  ====================  ====================

                                                MSF METLIFE          MSF METLIFE            MSF MFS
                                            MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN         MSF MFS VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,502,850  $        45,315,829  $       102,016,070  $       192,673,002
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,502,850           45,315,829          102,016,070          192,673,002
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   66                   47                   89                  114
   Due to MetLife Insurance
     Company USA..........................                    6                   10                   23                   10
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   72                   57                  112                  124
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,502,778  $        45,315,772  $       102,015,958  $       192,672,878
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,502,778  $        45,281,761  $       101,642,569  $       192,623,128
   Net assets from contracts in payout....                   --               34,011              373,389               49,750
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,502,778  $        45,315,772  $       102,015,958  $       192,672,878
                                            ===================  ===================  ===================  ===================

                                                 MSF MSCI           MSF NEUBERGER
                                                EAFE INDEX         BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $         2,553,087  $       45,538,215
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................            2,553,087          45,538,215
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   67                 186
   Due to MetLife Insurance
     Company USA..........................                   11                  24
                                            -------------------  ------------------
       Total Liabilities..................                   78                 210
                                            -------------------  ------------------

NET ASSETS................................  $         2,553,009  $       45,538,005
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         2,553,009  $       45,451,597
   Net assets from contracts in payout....                   --              86,408
                                            -------------------  ------------------
       Total Net Assets...................  $         2,553,009  $       45,538,005
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX         LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $         5,229,359  $        66,005,278  $        11,725,147  $        4,214,087
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................            5,229,359           66,005,278           11,725,147           4,214,089
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   58                  117                   85                  68
   Due to MetLife Insurance
     Company USA..........................                    6                   13                    8                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   64                  130                   93                  68
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $         5,229,295  $        66,005,148  $        11,725,054  $        4,214,021
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,229,295  $        65,775,008  $        11,721,596  $        4,214,021
   Net assets from contracts in payout....                   --              230,140                3,458                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $         5,229,295  $        66,005,148  $        11,725,054  $        4,214,021
                                            ===================  ===================  ===================  ==================

                                              MSF WESTERN ASSET    MSF WESTERN ASSET      MSF WMC CORE
                                            MANAGEMENT STRATEGIC      MANAGEMENT             EQUITY              PIMCO VIT
                                             BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES         HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,431,770  $         6,249,973  $      215,500,457  $         6,384,677
   Due from MetLife Insurance
     Company USA..........................                    --                   --                 183                   --
                                            --------------------  -------------------  ------------------  -------------------
       Total Assets.......................             7,431,770            6,249,973         215,500,640            6,384,677
                                            --------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    50                   93                 100                   66
   Due to MetLife Insurance
     Company USA..........................                    12                   17                  --                    8
                                            --------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    62                  110                 100                   74
                                            --------------------  -------------------  ------------------  -------------------

NET ASSETS................................   $         7,431,708  $         6,249,863  $      215,500,540  $         6,384,603
                                            ====================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,426,211  $         6,208,193  $      215,061,664  $         6,384,283
   Net assets from contracts in payout....                 5,497               41,670             438,876                  320
                                            --------------------  -------------------  ------------------  -------------------
       Total Net Assets...................   $         7,431,708  $         6,249,863  $      215,500,540  $         6,384,603
                                            ====================  ===================  ==================  ===================


                                                  PIMCO VIT           PUTNAM VT
                                                LOW DURATION        EQUITY INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         8,692,878  $        25,431,791
   Due from MetLife Insurance
     Company USA..........................                   --                  231
                                            -------------------  -------------------
       Total Assets.......................            8,692,878           25,432,022
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   46                   99
   Due to MetLife Insurance
     Company USA..........................                   10                   --
                                            -------------------  -------------------
       Total Liabilities..................                   56                   99
                                            -------------------  -------------------

NET ASSETS................................  $         8,692,822  $        25,431,923
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,692,822  $        25,263,335
   Net assets from contracts in payout....                   --              168,588
                                            -------------------  -------------------
       Total Net Assets...................  $         8,692,822  $        25,431,923
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                PUTNAM VT        RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH           EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,136,383  $          1,533,033  $          6,459,216  $          1,024,019
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,136,383             1,533,033             6,459,216             1,024,019
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    54                    14                    14                    11
   Due to MetLife Insurance
     Company USA........................                     8                     5                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    62                    19                    16                    12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,136,321  $          1,533,014  $          6,459,200  $          1,024,007
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,090,723  $          1,495,584  $          6,455,217  $          1,023,103
   Net assets from contracts in payout..                45,598                37,430                 3,983                   904
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,136,321  $          1,533,014  $          6,459,200  $          1,024,007
                                          ====================  ====================  ====================  ====================

                                           RUSSELL MULTI-STYLE
                                                 EQUITY          RUSSELL NON-U.S.
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          8,598,170  $         3,086,088
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................             8,598,170            3,086,088
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    13                    7
   Due to MetLife Insurance
     Company USA........................                     1                    2
                                          --------------------  -------------------
        Total Liabilities...............                    14                    9
                                          --------------------  -------------------

NET ASSETS..............................  $          8,598,156  $         3,086,079
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,294,773  $         3,084,982
   Net assets from contracts in payout..               303,383                1,097
                                          --------------------  -------------------
        Total Net Assets................  $          8,598,156  $         3,086,079
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                     AMERICAN FUNDS                                DEUTSCHE II
                                                 AMERICAN FUNDS       GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                  GLOBAL GROWTH      CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         1,354,417  $            35,737  $          1,117,173  $            10,387
                                              -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................              737,543              185,934               907,220                5,472
      Administrative charges................              295,629               72,661               359,011                  887
                                              -------------------  -------------------  --------------------  -------------------
        Total expenses......................            1,033,172              258,595             1,266,231                6,359
                                              -------------------  -------------------  --------------------  -------------------
           Net investment income (loss).....              321,245            (222,858)             (149,058)                4,028
                                              -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           11,685,012              130,119             7,043,915                   --
      Realized gains (losses) on sale of
        investments.........................            3,711,174            1,016,520             8,091,910              (4,303)
                                              -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses)......           15,396,186            1,146,639            15,135,825              (4,303)
                                              -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................         (14,053,067)            (528,776)           (4,495,305)               17,537
                                              -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            1,343,119              617,863            10,640,520               13,234
                                              -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,664,364  $           395,005  $         10,491,462  $            17,262
                                              ===================  ===================  ====================  ===================


                                                                        FIDELITY VIP
                                                  FIDELITY VIP             GROWTH         FTVIPT TEMPLETON        INVESCO V.I.
                                                  EQUITY-INCOME         OPPORTUNITIES        FOREIGN VIP      INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            166,238  $               298  $           530,037  $             88,314
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                77,460                1,614              337,046                77,082
      Administrative charges................                14,392                  192               63,114                14,031
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                91,852                1,806              400,160                91,113
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....                74,386              (1,508)              129,877               (2,799)
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                87,368                  128                   --                    --
      Realized gains (losses) on sale of
        investments.........................                91,167                2,307              678,465               312,760
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               178,535                2,435              678,465               312,760
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               161,627               12,219          (4,188,097)             (371,667)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               340,162               14,654          (3,509,632)              (58,907)
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            414,548  $            13,146  $       (3,379,755)  $           (61,706)
                                              ====================  ===================  ===================  ====================

                                                      MIST            MIST ALLIANZ
                                                ALLIANCEBERNSTEIN   GLOBAL INVESTORS
                                                 GLOBAL DYNAMIC          DYNAMIC
                                                   ALLOCATION       MULTI-ASSET PLUS
                                                   SUB-ACCOUNT       SUB-ACCOUNT (a)
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           554,156  $               494
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................              211,599                  438
      Administrative charges................               75,941                   97
                                              -------------------  -------------------
        Total expenses......................              287,540                  535
                                              -------------------  -------------------
           Net investment income (loss).....              266,616                 (41)
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              551,736                1,041
      Realized gains (losses) on sale of
        investments.........................              245,719                (444)
                                              -------------------  -------------------
           Net realized gains (losses)......              797,455                  597
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              745,872                  561
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            1,543,327                1,158
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,809,943  $             1,117
                                              ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST AMERICAN        MIST AMERICAN                             MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE
                                                  ALLOCATION           ALLOCATION          FUNDS GROWTH          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,199,855  $         2,651,754  $           164,832  $         1,758,294
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            3,394,309            3,481,558              401,515            1,613,011
      Administrative charges...............              631,959              652,774               74,291              302,121
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,026,268            4,134,332              475,806            1,915,132
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (826,413)          (1,482,578)            (310,974)            (156,838)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           24,431,324           39,323,565            1,744,866           10,464,516
      Realized gains (losses) on sale of
        investments........................            4,313,157            5,915,240            1,346,545            2,274,935
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           28,744,481           45,238,805            3,091,411           12,739,451
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (17,077,711)         (31,548,405)            (842,561)          (7,326,802)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           11,666,770           13,690,400            2,248,850            5,412,649
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,840,357  $        12,207,822  $         1,937,876  $         5,255,811
                                             ===================  ===================  ===================  ===================

                                                                    MIST BLACKROCK
                                               MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                                RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           671,532  $         1,009,854  $           633,581
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              161,163              498,940              202,616              497,140
      Administrative charges...............               34,824              153,385               42,529               94,972
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              195,987              652,325              245,145              592,112
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (195,987)               19,207              764,709               41,469
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               63,557            3,167,305              772,130                   --
      Realized gains (losses) on sale of
        investments........................             (54,700)              389,512              109,424             (58,437)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                8,857            3,556,817              881,554             (58,437)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              546,171            (706,291)          (1,295,309)            4,319,005
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              555,028            2,850,526            (413,755)            4,260,568
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           359,041  $         2,869,733  $           350,954  $         4,302,037
                                             ===================  ===================  ===================  ===================


                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                              AGGRESSIVE GROWTH      MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           151,069  $           106,754
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,442,088              283,168
      Administrative charges...............              264,052               48,264
                                             -------------------  -------------------
        Total expenses.....................            1,706,140              331,432
                                             -------------------  -------------------
          Net investment income (loss).....          (1,555,071)            (224,678)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            3,456,283
      Realized gains (losses) on sale of
        investments........................            9,587,615              732,718
                                             -------------------  -------------------
          Net realized gains (losses)......            9,587,615            4,189,001
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,115,804          (1,897,493)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,703,419            2,291,508
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,148,348  $         2,066,830
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK           MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         1,649,014  $                --  $         1,204,692  $        1,045,474
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              985,470              212,283            1,049,463           1,993,650
      Administrative charges...............              171,799               47,139              314,609             478,899
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            1,157,269              259,422            1,364,072           2,472,549
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              491,745            (259,422)            (159,380)         (1,427,075)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,644,886              847,086                   --          36,095,438
      Realized gains (losses) on sale of
        investments........................            1,465,844               90,124            5,739,660           3,083,527
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            8,110,730              937,210            5,739,660          39,178,965
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,760,779)               49,535            4,397,569        (21,461,678)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,650,049)              986,745           10,137,229          17,717,287
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,158,304)  $           727,323  $         9,977,849  $       16,290,212
                                             ===================  ===================  ===================  ==================

                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           180,768  $          127,250  $            79,725
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              751,683              169,967              99,931               59,426
      Administrative charges...............              133,927               32,028              29,178               22,692
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              885,610              201,995             129,109               82,118
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (885,610)             (21,227)             (1,859)              (2,393)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,611,171               68,526             347,382            1,102,163
      Realized gains (losses) on sale of
        investments........................            3,489,493             (30,600)             127,310              337,962
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           10,100,664               37,926             474,692            1,440,125
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,093,075)              418,376             163,520          (1,103,827)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,007,589              456,302             638,212              336,298
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,121,979  $           435,075  $          636,353  $           333,905
                                             ===================  ===================  ==================  ===================


                                              MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                GLOBAL MARKETS       BOND DEBENTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           297,682  $        13,024,604
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              205,152            2,436,543
      Administrative charges...............               36,732              532,363
                                             -------------------  -------------------
        Total expenses.....................              241,884            2,968,906
                                             -------------------  -------------------
          Net investment income (loss).....               55,798           10,055,698
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            6,292,809
      Realized gains (losses) on sale of
        investments........................              496,655            2,792,194
                                             -------------------  -------------------
          Net realized gains (losses)......              496,655            9,085,003
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (296,654)         (10,865,295)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              200,001          (1,780,292)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           255,799  $         8,275,406
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                   MIST MET/FRANKLIN
                                               MIST MET/EATON     LOW DURATION TOTAL   MIST MET/TEMPLETON       MIST METLIFE
                                             VANCE FLOATING RATE        RETURN         INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           147,734  $           624,063  $           243,649   $         1,480,453
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               63,733              258,176               37,310             2,602,802
      Administrative charges...............               10,980               73,781               13,372               507,790
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               74,713              331,957               50,682             3,110,592
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               73,021              292,106              192,967           (1,630,139)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               18,365                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................                7,292              (3,080)             (14,347)            13,760,757
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......               25,657              (3,080)             (14,347)            13,760,757
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (138,311)            (317,484)            (164,409)           (5,330,053)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (112,654)            (320,564)            (178,756)             8,430,704
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,633)  $          (28,458)  $            14,211   $         6,800,565
                                             ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                                BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,177,978  $                --  $            25,663  $           444,835
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              893,140               11,305              771,642              572,584
      Administrative charges...............              311,830                2,371              134,980              127,712
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,204,970               13,676              906,622              700,296
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              973,008             (13,676)            (880,959)            (255,461)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,655,367                2,100            2,290,432                   --
      Realized gains (losses) on sale of
        investments........................              716,281                4,496            2,875,733            (365,297)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           10,371,648                6,596            5,166,165            (365,297)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,068,248)               67,067          (4,301,082)          (3,418,655)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,303,400               73,663              865,083          (3,783,952)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,276,408  $            59,987  $          (15,876)  $       (4,039,413)
                                             ===================  ===================  ===================  ===================


                                               MIST MFS RESEARCH   MIST MORGAN STANLEY
                                                 INTERNATIONAL       MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,022,351  $             4,634
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,478,685              596,179
      Administrative charges...............              306,124              169,525
                                             -------------------  --------------------
        Total expenses.....................            1,784,809              765,704
                                             -------------------  --------------------
          Net investment income (loss).....            1,237,542            (761,070)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              525,696            4,666,583
                                             -------------------  --------------------
          Net realized gains (losses)......              525,696            4,666,583
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (12,489,803)          (3,909,127)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (11,964,107)              757,456
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (10,726,565)  $           (3,614)
                                             ===================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                      MIST PANAGORA        MIST PIMCO
                                              MIST OPPENHEIMER     GLOBAL DIVERSIFIED  INFLATION PROTECTED      MIST PIMCO
                                                GLOBAL EQUITY             RISK                BOND             TOTAL RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT (a)       SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           408,457  $               242  $         1,555,147  $       11,519,521
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              302,821                  411            1,047,290           4,622,282
      Administrative charges...............              120,446                   80              251,660           1,189,568
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              423,267                  491            1,298,950           5,811,850
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (14,810)                (249)              256,197           5,707,671
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,487,618                1,755                   --                  --
      Realized gains (losses) on sale of
        investments........................            1,192,192                  (7)            (991,678)             956,244
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            2,679,810                1,748            (991,678)             956,244
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,035,878)              (2,721)            2,532,632           7,841,358
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              643,932                (973)            1,540,954           8,797,602
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           629,122  $           (1,222)  $         1,797,151  $       14,505,273
                                             ===================  ===================  ===================  ==================


                                                                     MIST PIONEER         MIST PYRAMIS         MIST PYRAMIS
                                              MIST PIONEER FUND    STRATEGIC INCOME     GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,605,833  $          858,221  $           116,653  $                --
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              941,302             180,650               32,186               73,479
      Administrative charges...............              214,313              43,945               11,551               13,216
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,155,615             224,595               43,737               86,695
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              450,218             633,626               72,916             (86,695)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,262,530             173,998                   --               18,111
      Realized gains (losses) on sale of
        investments........................            4,347,299              72,948             (35,799)               51,235
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           31,609,829             246,946             (35,799)               69,346
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (23,145,529)           (356,441)              252,141              369,924
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,464,300           (109,495)              216,342              439,270
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,914,518  $          524,131  $           289,258  $           352,575
                                             ===================  ==================  ===================  ===================

                                               MIST SCHRODERS
                                                   GLOBAL          MIST SSGA GROWTH
                                                 MULTI-ASSET        AND INCOME ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          121,845  $         3,767,126
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              99,003            1,566,665
      Administrative charges...............              23,669              415,854
                                             ------------------  -------------------
        Total expenses.....................             122,672            1,982,519
                                             ------------------  -------------------
          Net investment income (loss).....               (827)            1,784,607
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             333,145            9,951,383
      Realized gains (losses) on sale of
        investments........................             134,525            2,324,852
                                             ------------------  -------------------
          Net realized gains (losses)......             467,670           12,276,235
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             109,832          (6,564,620)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             577,502            5,711,615
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          576,675  $         7,496,222
                                             ==================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                  MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE        MIST WMC
                                                 GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH     LARGE CAP RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,089,552  $        9,210,755  $                --  $            55,337
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              705,122           7,300,353            1,089,755               48,688
      Administrative charges...............              144,663           1,384,059              200,915               19,150
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................              849,785           8,684,412            1,290,670               67,838
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              239,767             526,343          (1,290,670)             (12,501)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,596,406                  --            8,062,005                   --
      Realized gains (losses) on sale of
        investments........................            1,261,496          34,042,595            4,516,154              489,502
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            4,857,902          34,042,595           12,578,159              489,502
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,905,732)          38,037,637          (2,825,058)              434,852
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,952,170          72,080,232            9,753,101              924,354
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,191,937  $       72,606,575  $         8,462,431  $           911,853
                                             ===================  ==================  ===================  ===================


                                             MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          236,862   $           101,693   $         3,111,380   $            7,126
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................             245,434                46,923               685,540              113,419
      Administrative charges...............              47,763                 9,586               231,467               23,621
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................             293,197                56,509               917,007              137,040
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....            (56,335)                45,184             2,194,373            (129,914)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                    --                    --                   --
      Realized gains (losses) on sale of
        investments........................              98,238               (5,716)               165,354              928,788
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              98,238               (5,716)               165,354              928,788
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (976,258)               107,404             3,019,349             (22,620)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (878,020)               101,688             3,184,703              906,168
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (934,355)   $           146,872   $         5,379,076   $          776,254
                                             ===================  ====================  ===================  ====================


                                                 MSF BLACKROCK        MSF FRONTIER
                                                 MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,162,094              142,473
      Administrative charges...............              217,384               24,642
                                             -------------------  -------------------
        Total expenses.....................            1,379,478              167,115
                                             -------------------  -------------------
          Net investment income (loss).....          (1,379,478)            (167,115)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              931,814
      Realized gains (losses) on sale of
        investments........................                   --              278,651
                                             -------------------  -------------------
          Net realized gains (losses)......                   --            1,210,465
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --            (182,874)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            1,027,591
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,379,478)  $           860,476
                                             ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                             MSF MET/DIMENSIONAL
                                                MSF JENNISON        MSF LOOMIS SAYLES    MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                   GROWTH           SMALL CAP GROWTH      MID CAP VALUE            COMPANY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            73,214  $                --  $           231,490  $            76,634
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            1,826,920              153,248              638,694               41,871
      Administrative charges...............              341,133               42,145              109,097                9,310
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,168,053              195,393              747,791               51,181
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (2,094,839)            (195,393)            (516,301)               25,453
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,718,139            2,113,236                   --              133,433
      Realized gains (losses) on sale of
        investments........................            6,153,759              919,543            1,227,467               74,609
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           13,871,898            3,032,779            1,227,467              208,042
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,046,864)          (2,916,364)            (701,669)            (529,530)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           11,825,034              116,415              525,798            (321,488)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,730,195  $          (78,978)  $             9,497  $         (296,035)
                                             ===================  ===================  ===================  ====================


                                                  MSF METLIFE          MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                SUB-ACCOUNT (a)      SUB-ACCOUNT (a)       SUB-ACCOUNT (a)      SUB-ACCOUNT (a)
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --  $                 --  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                37,977            9,471,003            18,272,772           15,096,764
      Administrative charges...............                 7,617            2,260,543             4,730,937            3,177,420
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                45,594           11,731,546            23,003,709           18,274,184
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (45,594)         (11,731,546)          (23,003,709)         (18,274,184)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                10,244            3,392,280             6,453,981            5,986,736
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                10,244            3,392,280             6,453,981            5,986,736
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                88,287           46,153,818           117,617,432           87,045,272
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                98,531           49,546,098           124,071,413           93,032,008
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             52,937  $        37,814,552  $        101,067,704  $        74,757,824
                                             ====================  ===================  ====================  ===================


                                                  MSF METLIFE          MSF METLIFE
                                              MID CAP STOCK INDEX      STOCK INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             37,287  $           642,311
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                73,364              605,164
      Administrative charges...............                12,114              106,179
                                             --------------------  -------------------
        Total expenses.....................                85,478              711,343
                                             --------------------  -------------------
           Net investment income (loss)....              (48,191)             (69,032)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               228,350            1,085,762
      Realized gains (losses) on sale of
        investments........................               209,876            1,887,800
                                             --------------------  -------------------
           Net realized gains (losses).....               438,226            2,973,562
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (7,639)            1,642,182
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               430,587            4,615,744
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            382,396  $         4,546,712
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,299,320  $        3,002,153  $            46,693  $           122,506
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              748,100           1,357,091               29,529              556,419
      Administrative charges...............              254,435             483,091                5,690              105,429
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,002,535           1,840,182               35,219              661,848
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            1,296,785           1,161,971               11,474            (539,342)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           9,392,764                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,741,270           5,409,093               37,576            1,266,728
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            2,741,270          14,801,857               37,576            1,266,728
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,340,335           1,615,852            (269,308)          (1,636,960)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,081,605          16,417,709            (231,732)            (370,232)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,378,390  $       17,579,680  $         (220,258)  $         (909,574)
                                             ===================  ==================  ===================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE   MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH    SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           48,646  $             6,316  $               753  $            11,746
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              74,144              827,660              143,999               34,076
      Administrative charges...............              12,712              153,601               25,164               11,217
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................              86,856              981,261              169,163               45,293
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (38,210)            (974,945)            (168,410)             (33,547)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             118,491            4,614,611              911,746               73,970
      Realized gains (losses) on sale of
        investments........................             280,721            4,054,428              737,901                6,696
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             399,212            8,669,039            1,649,647               80,666
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (207,370)          (3,126,532)            (898,328)            (918,083)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             191,842            5,542,507              751,319            (837,417)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          153,632  $         4,567,562  $           582,909  $         (870,964)
                                             ==================  ===================  ===================  ===================

                                               MSF WESTERN ASSET     MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC       MANAGEMENT
                                              BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          383,159   $           119,334
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               88,261                97,170
      Administrative charges...............               17,302                17,251
                                             --------------------  -------------------
        Total expenses.....................              105,563               114,421
                                             --------------------  -------------------
          Net investment income (loss).....              277,596                 4,913
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................               94,178               (1,480)
                                             --------------------  -------------------
          Net realized gains (losses)......               94,178               (1,480)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (107,925)                59,929
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (13,747)                58,449
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          263,849   $            63,362
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MSF WMC CORE
                                                    EQUITY              PIMCO VIT            PIMCO VIT            PUTNAM VT
                                                 OPPORTUNITIES         HIGH YIELD          LOW DURATION         EQUITY INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,253,706  $           366,775  $            102,596  $           468,801
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            2,524,285               84,087               116,345              201,627
      Administrative charges...............              541,118               17,291                22,371               64,117
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,065,403              101,378               138,716              265,744
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (1,811,697)              265,397              (36,120)              203,057
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,782,216                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................           11,831,394               98,338                32,947            1,866,886
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           30,613,610               98,338                32,947            1,866,886
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (10,562,213)            (228,246)              (55,569)              794,179
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           20,051,397            (129,908)              (22,622)            2,661,065
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,239,700  $           135,489  $           (58,742)  $         2,864,122
                                             ===================  ===================  ====================  ===================


                                                   PUTNAM VT       RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL
                                               MULTI-CAP GROWTH          EQUITY           RUSSELL CORE BOND    ESTATE SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             11,609  $             3,859  $           104,605  $            32,484
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................                28,414               19,112               83,695               12,659
      Administrative charges...............                 3,754                2,290               10,040                1,516
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                32,168               21,402               93,735               14,175
                                             --------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....              (20,559)             (17,543)               10,870               18,309
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              147,563              124,722               42,864
      Realized gains (losses) on sale of
        investments........................               285,228               23,217               29,335                6,785
                                             --------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......               285,228              170,780              154,057               49,649
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (7,854)            (151,869)               97,689               58,154
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               277,374               18,911              251,746              107,803
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            256,815  $             1,368  $           262,616  $           126,112
                                             ====================  ===================  ===================  ====================


                                              RUSSELL MULTI-STYLE
                                                    EQUITY          RUSSELL NON-U.S.
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             98,859  $            65,251
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               105,102               41,419
      Administrative charges...............                12,610                4,967
                                             --------------------  -------------------
        Total expenses.....................               117,712               46,386
                                             --------------------  -------------------
          Net investment income (loss).....              (18,853)               18,865
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,138,870                   --
      Realized gains (losses) on sale of
        investments........................               208,645               29,254
                                             --------------------  -------------------
          Net realized gains (losses)......             1,347,515               29,254
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (516,811)            (238,963)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               830,704            (209,709)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            811,851  $         (190,844)
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                AMERICAN FUNDS
                                    AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  -----------------------------------
                                       2014               2013               2014              2013
                                 ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        321,245  $         408,503  $       (222,858)  $        (5,831)
   Net realized gains
     (losses)..................        15,396,186          4,192,451          1,146,639         1,017,142
   Change in unrealized
     gains (losses) on
     investments...............      (14,053,067)         23,703,654          (528,776)         5,661,018
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         1,664,364         28,304,608            395,005         6,672,329
                                 ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         1,163,562          1,668,920            274,800           335,561
   Net transfers (including
     fixed account)............            11,486        (7,201,174)            559,083       (1,840,055)
   Contract charges............         (940,178)          (880,990)          (237,153)         (222,817)
   Transfers for contract
     benefits and
     terminations..............       (8,833,811)        (5,784,392)        (2,004,973)       (1,246,573)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (8,598,941)       (12,197,636)        (1,408,243)       (2,973,884)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........       (6,934,577)         16,106,972        (1,013,238)         3,698,445
NET ASSETS:
   Beginning of year...........       122,929,858        106,822,886         29,677,012        25,978,567
                                 ----------------  -----------------  -----------------  ----------------
   End of year.................  $    115,995,281  $     122,929,858  $      28,663,774  $     29,677,012
                                 ================  =================  =================  ================

                                                                          DEUTSCHE II GOVERNMENT &
                                       AMERICAN FUNDS GROWTH                  AGENCY SECURITIES
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                 ----------------------------------  -----------------------------------
                                       2014              2013              2014               2013
                                 ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (149,058)  $         61,134  $           4,028  $          9,203
   Net realized gains
     (losses)..................        15,135,825         7,384,758            (4,303)            20,029
   Change in unrealized
     gains (losses) on
     investments...............       (4,495,305)        27,933,318             17,537          (55,900)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........        10,491,462        35,379,210             17,262          (26,668)
                                 ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................         1,341,949         2,049,516                509               506
   Net transfers (including
     fixed account)............       (4,521,216)       (9,594,962)           (20,436)             9,599
   Contract charges............       (1,118,135)       (1,052,562)              (610)             (726)
   Transfers for contract
     benefits and
     terminations..............      (11,635,163)       (8,280,530)           (72,681)         (193,705)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........      (15,932,565)      (16,878,538)           (93,218)         (184,326)
                                 ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........       (5,441,103)        18,500,672           (75,956)         (210,994)
NET ASSETS:
   Beginning of year...........       147,932,755       129,432,083            482,012           693,006
                                 ----------------  ----------------  -----------------  ----------------
   End of year.................  $    142,491,652  $    147,932,755  $         406,056  $        482,012
                                 ================  ================  =================  ================


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP GROWTH OPPORTUNITIES
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                 ----------------------------------  -----------------------------------
                                       2014              2013              2014               2013
                                 ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $         74,386  $         45,576  $        (1,508)  $         (1,315)
   Net realized gains
     (losses)..................           178,535           447,050             2,435              6,058
   Change in unrealized
     gains (losses) on
     investments...............           161,627           798,810            12,219             31,463
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........           414,548         1,291,436            13,146             36,206
                                 ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            10,714            25,632             2,500                 --
   Net transfers (including
     fixed account)............           444,146           179,929             (361)           (15,520)
   Contract charges............          (19,520)          (18,366)             (104)              (129)
   Transfers for contract
     benefits and
     terminations..............         (588,511)         (527,633)           (3,373)            (2,977)
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (153,171)         (340,438)           (1,338)           (18,626)
                                 ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..........           261,377           950,998            11,808             17,580
NET ASSETS:
   Beginning of year...........         6,033,100         5,082,102           126,880            109,300
                                 ----------------  ----------------  ----------------  -----------------
   End of year.................  $      6,294,477  $      6,033,100  $        138,688  $         126,880
                                 ================  ================  ================  =================

                                          FTVIPT TEMPLETON
                                             FOREIGN VIP
                                             SUB-ACCOUNT
                                 ----------------------------------
                                       2014              2013
                                 ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        129,877  $        276,649
   Net realized gains
     (losses)..................           678,465           425,385
   Change in unrealized
     gains (losses) on
     investments...............       (4,188,097)         4,864,366
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........       (3,379,755)         5,566,400
                                 ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           122,584           157,499
   Net transfers (including
     fixed account)............            25,952         (463,897)
   Contract charges............          (83,868)          (90,008)
   Transfers for contract
     benefits and
     terminations..............       (3,011,538)       (3,121,814)
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (2,946,870)       (3,518,220)
                                 ----------------  ----------------
     Net increase (decrease)
        in net assets..........       (6,326,625)         2,048,180
NET ASSETS:
   Beginning of year...........        30,101,114        28,052,934
                                 ----------------  ----------------
   End of year.................  $     23,774,489  $     30,101,114
                                 ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                           MIST ALLIANZ
                                                                                                         GLOBAL INVESTORS
                                                                       MIST ALLIANCEBERNSTEIN GLOBAL          DYNAMIC
                                  INVESCO V.I. INTERNATIONAL GROWTH         DYNAMIC ALLOCATION           MULTI-ASSET PLUS
                                             SUB-ACCOUNT                        SUB-ACCOUNT                 SUB-ACCOUNT
                                 ----------------------------------  ----------------------------------  ----------------
                                       2014              2013              2014              2013            2014 (a)
                                 ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        (2,799)  $       (22,265)  $        266,616  $         75,766  $           (41)
   Net realized gains
     (losses)..................           312,760           242,759           797,455           679,659               597
   Change in unrealized
     gains (losses) on
     investments...............         (371,667)           765,351           745,872         1,608,358               561
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          (61,706)           985,845         1,809,943         2,363,783             1,117
                                 ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            16,503            18,558           374,180           668,511                --
   Net transfers (including
     fixed account)............           306,718           233,063         4,945,881         3,473,455           164,882
   Contract charges............          (18,773)          (19,604)         (281,105)         (233,655)             (197)
   Transfers for contract
     benefits and
     terminations..............         (812,609)         (918,764)       (1,228,246)         (682,012)             (612)
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (508,161)         (686,747)         3,810,710         3,226,299           164,073
                                 ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........         (569,867)           299,098         5,620,653         5,590,082           165,190
NET ASSETS:
   Beginning of year...........         6,558,263         6,259,165        27,463,161        21,873,079                --
                                 ----------------  ----------------  ----------------  ----------------  ----------------
   End of year.................  $      5,988,396  $      6,558,263  $     33,083,814  $     27,463,161  $        165,190
                                 ================  ================  ================  ================  ================



                                         MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                   GROWTH ALLOCATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------
                                       2014               2013              2014              2013
                                 -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (826,413)  $      (504,314)  $    (1,482,578)  $    (1,336,914)
   Net realized gains
     (losses)..................         28,744,481        21,595,900        45,238,805        23,104,972
   Change in unrealized
     gains (losses) on
     investments...............       (17,077,711)        15,798,540      (31,548,405)        28,587,618
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         10,840,357        36,890,126        12,207,822        50,355,676
                                 -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            340,616         1,212,531           976,339           500,867
   Net transfers (including
     fixed account)............          9,259,825       (7,319,294)        11,208,199       (2,920,195)
   Contract charges............        (2,478,682)       (2,255,799)       (2,551,053)       (2,362,897)
   Transfers for contract
     benefits and
     terminations..............       (14,231,661)      (13,503,951)      (14,585,517)      (13,777,227)
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........        (7,109,902)      (21,866,513)       (4,952,032)      (18,559,452)
                                 -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........          3,730,455        15,023,613         7,255,790        31,796,224
NET ASSETS:
   Beginning of year...........        250,188,184       235,164,571       257,567,705       225,771,481
                                 -----------------  ----------------  ----------------  ----------------
   End of year.................  $     253,918,639  $    250,188,184  $    264,823,495  $    257,567,705
                                 =================  ================  ================  ================



                                                                              MIST AMERICAN FUNDS
                                     MIST AMERICAN FUNDS GROWTH               MODERATE ALLOCATION
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------
                                       2014               2013              2014              2013
                                 ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (310,974)  $       (317,617)  $      (156,838)  $        112,294
   Net realized gains
     (losses)..................         3,091,411          3,382,812        12,739,451        11,172,542
   Change in unrealized
     gains (losses) on
     investments...............         (842,561)          3,693,791       (7,326,802)         2,212,586
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         1,937,876          6,758,986         5,255,811        13,497,422
                                 ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            35,665            128,099           435,055           387,979
   Net transfers (including
     fixed account)............         1,430,823          (974,001)         3,857,591       (8,727,361)
   Contract charges............         (271,323)          (240,073)       (1,234,985)       (1,244,900)
   Transfers for contract
     benefits and
     terminations..............       (1,755,073)        (1,756,950)       (8,151,277)      (10,202,089)
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         (559,908)        (2,842,925)       (5,093,616)      (19,786,371)
                                 ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........         1,377,968          3,916,061           162,195       (6,288,949)
NET ASSETS:
   Beginning of year...........        29,652,918         25,736,857       120,520,419       126,809,368
                                 ----------------  -----------------  ----------------  ----------------
   End of year.................  $     31,030,886  $      29,652,918  $    120,682,614  $    120,520,419
                                 ================  =================  ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             MIST BLACKROCK
                                  MIST AQR GLOBAL RISK BALANCED        GLOBAL TACTICAL STRATEGIES
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (195,987)  $        149,421  $         19,207  $        143,441
   Net realized gains
     (losses).................             8,857           247,052         3,556,817         1,503,976
   Change in unrealized
     gains (losses) on
     investments..............           546,171       (1,503,984)         (706,291)         2,882,847
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           359,041       (1,107,511)         2,869,733         4,530,264
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            15,630            99,288           137,909           801,466
   Net transfers (including
     fixed account)...........         (798,299)           384,530         6,706,596        11,503,843
   Contract charges...........         (123,780)         (155,503)         (581,115)         (473,454)
   Transfers for contract
     benefits and
     terminations.............         (661,774)         (696,634)       (2,945,823)       (2,710,262)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,568,223)         (368,319)         3,317,567         9,121,593
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,209,182)       (1,475,830)         6,187,300        13,651,857
NET ASSETS:
   Beginning of year..........        14,540,600        16,016,430        58,089,937        44,438,080
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     13,331,418  $     14,540,600  $     64,277,237  $     58,089,937
                                ================  ================  ================  ================

                                         MIST BLACKROCK
                                           HIGH YIELD                MIST CLARION GLOBAL REAL ESTATE
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        764,709  $        833,208  $         41,469  $      2,150,527
   Net realized gains
     (losses).................           881,554           616,314          (58,437)         (324,916)
   Change in unrealized
     gains (losses) on
     investments..............       (1,295,309)         (181,934)         4,319,005       (1,020,469)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           350,954         1,267,588         4,302,037           805,142
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           106,217            88,643           135,806           137,245
   Net transfers (including
     fixed account)...........            26,774         1,281,118           771,267         1,662,004
   Contract charges...........         (107,615)         (116,116)         (166,574)         (168,758)
   Transfers for contract
     benefits and
     terminations.............       (1,635,393)       (1,501,711)       (4,330,851)       (3,599,195)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,610,017)         (248,066)       (3,590,352)       (1,968,704)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,259,063)         1,019,522           711,685       (1,163,562)
NET ASSETS:
   Beginning of year..........        17,263,570        16,244,048        38,352,561        39,516,123
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     16,004,507  $     17,263,570  $     39,064,246  $     38,352,561
                                ================  ================  ================  ================


                                MIST CLEARBRIDGE AGGRESSIVE GROWTH   MIST GOLDMAN SACHS MID CAP VALUE
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                      2014              2013               2014              2013
                                ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,555,071)  $     (1,184,773)  $      (224,678)  $      (152,789)
   Net realized gains
     (losses).................         9,587,615          5,254,385         4,189,001         1,319,903
   Change in unrealized
     gains (losses) on
     investments..............         9,115,804         28,494,295       (1,897,493)         3,772,355
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        17,148,348         32,563,907         2,066,830         4,939,469
                                ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           367,376            249,687            67,093            30,495
   Net transfers (including
     fixed account)...........        10,722,732        (1,368,153)          (55,389)         (443,972)
   Contract charges...........         (422,427)          (347,251)          (82,948)          (83,810)
   Transfers for contract
     benefits and
     terminations.............      (10,834,777)        (8,690,461)       (2,563,125)       (1,872,506)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (167,096)       (10,156,178)       (2,634,369)       (2,369,793)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........        16,981,252         22,407,729         (567,539)         2,569,676
NET ASSETS:
   Beginning of year..........       101,728,824         79,321,095        19,638,139        17,068,463
                                ----------------  -----------------  ----------------  ----------------
   End of year................  $    118,710,076  $     101,728,824  $     19,070,600  $     19,638,139
                                ================  =================  ================  ================


                                 MIST HARRIS OAKMARK INTERNATIONAL
                                            SUB-ACCOUNT
                                -----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        491,745  $        529,960
   Net realized gains
     (losses).................         8,110,730         1,833,456
   Change in unrealized
     gains (losses) on
     investments..............      (13,760,779)        14,288,746
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........       (5,158,304)        16,652,162
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           115,558           192,165
   Net transfers (including
     fixed account)...........         3,134,370         1,807,599
   Contract charges...........         (335,361)         (328,352)
   Transfers for contract
     benefits and
     terminations.............       (7,506,659)       (6,239,448)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (4,592,092)       (4,568,036)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (9,750,396)        12,084,126
NET ASSETS:
   Beginning of year..........        72,879,342        60,795,216
                                ----------------  ----------------
   End of year................  $     63,128,946  $     72,879,342
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           MIST INVESCO
                                     BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (259,422)  $      (298,226)  $      (159,380)   $        26,285
   Net realized gains
     (losses).................           937,210           241,466         5,739,660         3,243,609
   Change in unrealized
     gains (losses) on
     investments..............            49,535            28,016         4,397,569        30,821,728
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           727,323          (28,744)         9,977,849        34,091,622
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            67,407           221,822           889,439         1,112,181
   Net transfers (including
     fixed account)...........         (752,691)         2,482,249       (1,292,261)         1,551,821
   Contract charges...........         (174,152)         (188,666)         (661,823)         (602,828)
   Transfers for contract
     benefits and
     terminations.............       (1,235,440)       (1,225,379)      (12,318,737)      (10,189,892)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (2,094,876)         1,290,026      (13,383,382)       (8,128,718)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,367,553)         1,261,282       (3,405,533)        25,962,904
NET ASSETS:
   Beginning of year..........        19,667,126        18,405,844       130,402,734       104,439,830
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     18,299,573  $     19,667,126  $    126,997,201   $   130,402,734
                                ================  ================  ================  ================


                                   MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,427,075)  $      (902,353)  $      (885,610)  $      (727,499)
   Net realized gains
     (losses).................        39,178,965         2,802,789        10,100,664         5,731,374
   Change in unrealized
     gains (losses) on
     investments..............      (21,461,678)        48,920,722       (6,093,075)        11,841,418
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        16,290,212        50,821,158         3,121,979        16,845,293
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................         1,079,121         1,095,938           211,473           156,924
   Net transfers (including
     fixed account)...........       (4,822,640)       (6,640,721)       (4,012,326)         1,634,040
   Contract charges...........         (752,209)         (755,153)         (223,856)         (222,057)
   Transfers for contract
     benefits and
     terminations.............      (23,946,291)      (21,888,781)       (5,150,111)       (5,290,947)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (28,442,019)      (28,188,717)       (9,174,820)       (3,722,040)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (12,151,807)        22,632,441       (6,052,841)        13,123,253
NET ASSETS:
   Beginning of year..........       210,304,023       187,671,582        59,587,334        46,464,081
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    198,152,216  $    210,304,023  $     53,534,493  $     59,587,334
                                ================  ================  ================  ================

                                                                              MIST JPMORGAN
                                     MIST JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ---------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (21,227)  $      (184,853)  $        (1,859)  $      (89,706)
   Net realized gains
     (losses).................            37,926         1,463,868           474,692          259,191
   Change in unrealized
     gains (losses) on
     investments..............           418,376       (1,951,764)           163,520          627,553
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........           435,075         (672,749)           636,353          797,038
                                ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             9,505            36,885            49,578          332,957
   Net transfers (including
     fixed account)...........         2,346,290       (2,413,631)         2,111,814        2,367,278
   Contract charges...........         (131,538)         (159,882)          (97,449)         (81,370)
   Transfers for contract
     benefits and
     terminations.............       (1,190,960)       (1,022,054)         (789,277)        (269,275)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         1,033,297       (3,558,682)         1,274,666        2,349,590
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..........         1,468,372       (4,231,431)         1,911,019        3,146,628
NET ASSETS:
   Beginning of year..........        12,506,234        16,737,665        10,517,817        7,371,189
                                ----------------  ----------------  ----------------  ---------------
   End of year................  $     13,974,606  $     12,506,234  $     12,428,836  $    10,517,817
                                ================  ================  ================  ===============


                                  MIST JPMORGAN SMALL CAP VALUE
                                           SUB-ACCOUNT
                                --------------------------------
                                      2014             2013
                                ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (2,393)  $      (36,696)
   Net realized gains
     (losses).................        1,440,125          426,468
   Change in unrealized
     gains (losses) on
     investments..............      (1,103,827)        2,016,956
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........          333,905        2,406,728
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          105,549          144,887
   Net transfers (including
     fixed account)...........          253,908        (438,705)
   Contract charges...........         (60,631)         (57,706)
   Transfers for contract
     benefits and
     terminations.............        (840,832)        (442,324)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........        (542,006)        (793,848)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets..........        (208,101)        1,612,880
NET ASSETS:
   Beginning of year..........        9,530,735        7,917,855
                                ---------------  ---------------
   End of year................  $     9,322,634  $     9,530,735
                                ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         55,798  $        108,595  $     10,055,698  $     13,403,077
   Net realized gains
     (losses).................           496,655           726,882         9,085,003         3,279,512
   Change in unrealized
     gains (losses) on
     investments..............         (296,654)         1,299,077      (10,865,295)         (991,494)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           255,799         2,134,554         8,275,406        15,691,095
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            96,656           233,011         1,412,713         1,146,012
   Net transfers (including
     fixed account)...........           792,874         (609,275)       (1,073,570)       (2,172,367)
   Contract charges...........         (119,999)         (114,781)         (795,569)         (851,511)
   Transfers for contract
     benefits and
     terminations.............       (1,645,429)       (1,423,422)      (29,170,042)      (29,989,841)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (875,898)       (1,914,467)      (29,626,468)      (31,867,707)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (620,099)           220,087      (21,351,062)      (16,176,612)
NET ASSETS:
   Beginning of year..........        15,197,549        14,977,462       236,290,033       252,466,645
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     14,577,450  $     15,197,549  $    214,938,971  $    236,290,033
                                ================  ================  ================  ================

                                         MIST MET/EATON               MIST MET/FRANKLIN LOW DURATION
                                       VANCE FLOATING RATE                     TOTAL RETURN
                                           SUB-ACCOUNT                          SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         73,021  $         69,337  $        292,106  $         54,904
   Net realized gains
     (losses).................            25,657            32,113           (3,080)            16,310
   Change in unrealized
     gains (losses) on
     investments..............         (138,311)          (21,021)         (317,484)          (43,087)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........          (39,633)            80,429          (28,458)            28,127
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            34,702             3,022           212,558           910,966
   Net transfers (including
     fixed account)...........         (106,686)         1,944,025         6,043,206        11,532,199
   Contract charges...........          (25,962)          (25,417)         (220,462)         (150,046)
   Transfers for contract
     benefits and
     terminations.............         (638,752)         (555,741)       (3,105,044)       (2,350,066)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (736,698)         1,365,889         2,930,258         9,943,053
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (776,331)         1,446,318         2,901,800         9,971,180
NET ASSETS:
   Beginning of year..........         4,880,212         3,433,894        27,817,040        17,845,860
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      4,103,881  $      4,880,212  $     30,718,840  $     27,817,040
                                ================  ================  ================  ================

                                        MIST MET/TEMPLETON                  MIST METLIFE ASSET
                                        INTERNATIONAL BOND                    ALLOCATION 100
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                      2014               2013              2014              2013
                                ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        192,967  $          53,472  $    (1,630,139)  $    (1,575,211)
   Net realized gains
     (losses).................          (14,347)             21,392        13,760,757         7,431,029
   Change in unrealized
     gains (losses) on
     investments..............         (164,409)           (75,084)       (5,330,053)        43,217,486
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            14,211              (220)         6,800,565        49,073,304
                                ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            46,508            112,645           788,634         1,338,844
   Net transfers (including
     fixed account)...........          (64,848)            469,137       (9,141,571)         9,652,811
   Contract charges...........          (55,577)           (55,463)         (988,986)         (990,665)
   Transfers for contract
     benefits and
     terminations.............         (345,374)          (428,708)      (24,436,537)      (20,336,120)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (419,291)             97,611      (33,778,460)      (10,335,130)
                                ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         (405,080)             97,391      (26,977,895)        38,738,174
NET ASSETS:
   Beginning of year..........         5,578,711          5,481,320       217,076,586       178,338,412
                                ----------------  -----------------  ----------------  ----------------
   End of year................  $      5,173,631  $       5,578,711  $    190,098,691  $    217,076,586
                                ================  =================  ================  ================


                                    MIST METLIFE BALANCED PLUS
                                            SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        973,008  $        248,742
   Net realized gains
     (losses).................        10,371,648         2,441,789
   Change in unrealized
     gains (losses) on
     investments..............       (1,068,248)         9,701,355
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        10,276,408        12,391,886
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           604,721         1,509,097
   Net transfers (including
     fixed account)...........        10,599,640        25,689,084
   Contract charges...........       (1,110,254)         (879,933)
   Transfers for contract
     benefits and
     terminations.............       (6,051,973)       (2,826,956)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         4,042,134        23,491,292
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........        14,318,542        35,883,178
NET ASSETS:
   Beginning of year..........       116,669,137        80,785,959
                                ----------------  ----------------
   End of year................  $    130,987,679  $    116,669,137
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                            MIST METLIFE
                                      MULTI-INDEX TARGETED RISK          MIST METLIFE SMALL CAP VALUE
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                 -----------------------------------  -----------------------------------
                                       2014            2013 (b)              2014              2013
                                 ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       (13,676)  $           (950)  $       (880,959)  $      (381,967)
   Net realized gains
     (losses)..................             6,596              6,795          5,166,165         2,139,900
   Change in unrealized
     gains (losses) on
     investments...............            67,067             15,751        (4,301,082)        12,668,658
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            59,987             21,596           (15,876)        14,426,591
                                 ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            11,000             16,217            153,551            94,990
   Net transfers (including
     fixed account)............         1,263,487            712,961          (553,890)         1,026,215
   Contract charges............           (6,346)            (1,098)          (248,368)         (262,156)
   Transfers for contract
     benefits and
     terminations..............                --          (371,815)        (6,028,315)       (5,678,193)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........         1,268,141            356,265        (6,677,022)       (4,819,144)
                                 ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..........         1,328,128            377,861        (6,692,898)         9,607,447
NET ASSETS:
   Beginning of year...........           377,861                 --         59,255,307        49,647,860
                                 ----------------  -----------------  -----------------  ----------------
   End of year.................  $      1,705,989  $         377,861  $      52,562,409  $     59,255,307
                                 ================  =================  =================  ================


                                             MIST MFS
                                      EMERGING MARKETS EQUITY          MIST MFS RESEARCH INTERNATIONAL
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                 ----------------------------------  ----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (255,461)  $      (148,414)  $      1,237,542  $      1,695,572
   Net realized gains
     (losses)..................         (365,297)         (106,047)           525,696         (739,940)
   Change in unrealized
     gains (losses) on
     investments...............       (3,418,655)       (3,220,289)      (12,489,803)        21,259,599
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........       (4,039,413)       (3,474,750)      (10,726,565)        22,215,231
                                 ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           273,250           451,625         1,000,508           911,365
   Net transfers (including
     fixed account)............       (3,784,632)        11,484,678         2,863,392       (2,178,495)
   Contract charges............         (320,775)         (320,562)         (488,313)         (499,783)
   Transfers for contract
     benefits and
     terminations..............       (4,211,605)       (5,032,865)      (13,909,511)      (12,763,098)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (8,043,762)         6,582,876      (10,533,924)      (14,530,011)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........      (12,083,175)         3,108,126      (21,260,489)         7,685,220
NET ASSETS:
   Beginning of year...........        59,292,583        56,184,457       141,100,546       133,415,326
                                 ----------------  ----------------  ----------------  ----------------
   End of year.................  $     47,209,408  $     59,292,583  $    119,840,057  $    141,100,546
                                 ================  ================  ================  ================

                                                                                                                 MIST
                                         MIST MORGAN STANLEY                                                PANAGORA GLOBAL
                                           MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY     DIVERSIFIED RISK
                                             SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                 -----------------------------------  ----------------------------------  -----------------
                                       2014              2013               2014              2013             2014 (a)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $      (761,070)  $       (299,295)  $       (14,810)  $         62,676  $           (249)
   Net realized gains
     (losses)..................         4,666,583          3,405,175         2,679,810           840,499              1,748
   Change in unrealized
     gains (losses) on
     investments...............       (3,909,127)         19,016,467       (2,035,878)         8,213,059            (2,721)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........           (3,614)         22,122,347           629,122         9,116,234            (1,222)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................           435,982            490,377           415,021           408,596                 --
   Net transfers (including
     fixed account)............       (1,451,176)        (3,417,223)           169,507        23,708,528             92,388
   Contract charges............         (283,613)          (277,366)         (252,309)         (202,603)               (66)
   Transfers for contract
     benefits and
     terminations..............       (7,981,909)        (6,130,487)       (4,842,969)       (3,820,874)                (2)
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (9,280,716)        (9,334,699)       (4,510,750)        20,093,647             92,320
                                 ----------------  -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..........       (9,284,330)         12,787,648       (3,881,628)        29,209,881             91,098
NET ASSETS:
   Beginning of year...........        76,130,580         63,342,932        51,152,278        21,942,397                 --
                                 ----------------  -----------------  ----------------  ----------------  -----------------
   End of year.................  $     66,846,250  $      76,130,580  $     47,270,650  $     51,152,278  $          91,098
                                 ================  =================  ================  ================  =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST PIMCO INFLATION
                                          PROTECTED BOND                  MIST PIMCO TOTAL RETURN
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                       2014              2013             2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        256,197  $        944,980  $      5,707,671  $     16,582,134
   Net realized gains
     (losses).................         (991,678)         5,797,375           956,244        12,506,099
   Change in unrealized
     gains (losses) on
     investments..............         2,532,632      (19,255,424)         7,841,358      (46,315,981)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         1,797,151      (12,513,069)        14,505,273      (17,227,748)
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           924,626           805,138         3,000,068         4,231,688
   Net transfers (including
     fixed account)...........       (1,000,516)         2,426,339      (16,485,181)         (712,856)
   Contract charges...........         (757,081)         (850,797)       (3,203,373)       (3,393,099)
   Transfers for contract
     benefits and
     terminations.............       (9,304,940)       (8,424,200)      (47,523,421)      (46,671,789)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (10,137,911)       (6,043,520)      (64,211,907)      (46,546,056)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (8,340,760)      (18,556,589)      (49,706,634)      (63,773,804)
NET ASSETS:
   Beginning of year..........       102,943,846       121,500,435       508,804,270       572,578,074
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     94,603,086  $    102,943,846  $    459,097,636  $    508,804,270
                                ================  ================  ================  ================


                                        MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        450,218  $      1,934,211  $        633,626  $        525,122
   Net realized gains
     (losses).................        31,609,829         6,108,159           246,946           194,995
   Change in unrealized
     gains (losses) on
     investments..............      (23,145,529)        17,649,916         (356,441)         (641,291)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         8,914,518        25,692,286           524,131            78,826
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           753,938           679,652           119,502           234,042
   Net transfers (including
     fixed account)...........       (3,600,856)       (3,335,591)         2,241,562         2,918,462
   Contract charges...........         (275,394)         (279,399)          (97,588)          (86,896)
   Transfers for contract
     benefits and
     terminations.............      (11,774,881)      (10,312,377)       (1,369,085)       (1,139,453)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (14,897,193)      (13,247,715)           894,391         1,926,155
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (5,982,675)        12,444,571         1,418,522         2,004,981
NET ASSETS:
   Beginning of year..........        99,844,002        87,399,431        16,641,496        14,636,515
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     93,861,327  $     99,844,002  $     18,060,018  $     16,641,496
                                ================  ================  ================  ================


                                  MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014             2013 (c)
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         72,916  $         31,101  $       (86,695)  $         11,916
   Net realized gains
     (losses).................          (35,799)          (36,559)            69,346            68,549
   Change in unrealized
     gains (losses) on
     investments..............           252,141         (326,499)           369,924            82,837
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           289,258         (331,957)           352,575           163,302
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             4,246            69,300                --                --
   Net transfers (including
     fixed account)...........           594,993         (588,151)         2,425,320         3,448,561
   Contract charges...........          (41,625)          (51,887)          (40,004)          (11,166)
   Transfers for contract
     benefits and
     terminations.............         (407,247)         (523,331)         (380,018)          (42,662)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           150,367       (1,094,069)         2,005,298         3,394,733
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........           439,625       (1,426,026)         2,357,873         3,558,035
NET ASSETS:
   Beginning of year..........         4,570,971         5,996,997         3,558,035                --
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      5,010,596  $      4,570,971  $      5,915,908  $      3,558,035
                                ================  ================  ================  ================


                                MIST SCHRODERS GLOBAL MULTI-ASSET
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $          (827)  $      (100,602)
   Net realized gains
     (losses).................           467,670            95,857
   Change in unrealized
     gains (losses) on
     investments..............           109,832           649,309
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           576,675           644,564
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             5,680           234,324
   Net transfers (including
     fixed account)...........           141,749         3,869,180
   Contract charges...........          (81,084)          (64,902)
   Transfers for contract
     benefits and
     terminations.............         (477,890)         (375,716)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (411,545)         3,662,886
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........           165,130         4,307,450
NET ASSETS:
   Beginning of year..........         9,704,669         5,397,219
                                ----------------  ----------------
   End of year................  $      9,869,799  $      9,704,669
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                  MIST SSGA GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013               2014             2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      1,784,607  $      2,162,631  $        239,767  $        320,208
   Net realized gains
     (losses).................        12,276,235         6,192,450         4,857,902         3,293,604
   Change in unrealized
     gains (losses) on
     investments..............       (6,564,620)         9,798,640       (2,905,732)         4,682,523
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         7,496,222        18,153,721         2,191,937         8,296,335
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           702,269         1,238,245           210,067           461,726
   Net transfers (including
     fixed account)...........         (327,110)       (3,285,782)         2,479,363         2,759,800
   Contract charges...........       (1,401,550)       (1,386,415)         (443,210)         (394,751)
   Transfers for contract
     benefits and
     terminations.............      (13,262,591)       (8,684,391)       (6,391,223)       (3,064,348)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (14,288,982)      (12,118,343)       (4,145,003)         (237,573)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (6,792,760)         6,035,378       (1,953,066)         8,058,762
NET ASSETS:
   Beginning of year..........       168,487,815       162,452,437        58,808,947        50,750,185
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    161,695,055  $    168,487,815  $     56,855,881  $     58,808,947
                                ================  ================  ================  ================


                                MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                -----------------------------------  -----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................   $        526,343  $     1,888,397   $    (1,290,670)  $    (1,078,899)
   Net realized gains
     (losses).................         34,042,595       18,386,497         12,578,159         7,052,512
   Change in unrealized
     gains (losses) on
     investments..............         38,037,637      155,015,468        (2,825,058)        17,372,198
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         72,606,575      175,290,362          8,462,431        23,345,811
                                 ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          3,595,499        3,223,343            170,575           192,465
   Net transfers (including
     fixed account)...........       (16,849,259)     (24,078,380)        (4,203,356)           931,039
   Contract charges...........        (1,755,410)      (1,762,392)          (375,801)         (379,268)
   Transfers for contract
     benefits and
     terminations.............       (81,670,358)     (77,733,473)        (8,619,286)       (8,019,554)
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (96,679,528)    (100,350,902)       (13,027,868)       (7,275,318)
                                 ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (24,072,953)       74,939,460        (4,565,437)        16,070,493
NET ASSETS:
   Beginning of year..........        661,694,916      586,755,456         86,470,627        70,400,134
                                 ----------------  ---------------   ----------------  ----------------
   End of year................   $    637,621,963  $   661,694,916   $     81,905,190  $     86,470,627
                                 ================  ===============   ================  ================

                                                                           MSF BAILLIE GIFFORD
                                    MIST WMC LARGE CAP RESEARCH            INTERNATIONAL STOCK
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (12,501)  $         21,909  $       (56,335)  $      (147,695)
   Net realized gains
     (losses).................           489,502           357,801            98,238          (45,289)
   Change in unrealized
     gains (losses) on
     investments..............           434,852         1,681,665         (976,258)         2,223,929
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           911,853         2,061,375         (934,355)         2,030,945
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           101,797           180,710            47,880            47,827
   Net transfers (including
     fixed account)...........         (617,434)         (604,610)         1,319,067        13,267,324
   Contract charges...........          (58,067)          (55,673)         (161,876)         (122,929)
   Transfers for contract
     benefits and
     terminations.............         (371,563)         (311,478)       (1,358,238)       (1,195,571)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         (945,267)         (791,051)         (153,167)        11,996,651
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........          (33,414)         1,270,324       (1,087,522)        14,027,596
NET ASSETS:
   Beginning of year..........         7,879,461         6,609,137        19,482,882         5,455,286
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      7,846,047  $      7,879,461  $     18,395,360  $     19,482,882
                                ================  ================  ================  ================

                                     MSF BARCLAYS AGGREGATE
                                           BOND INDEX
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         45,184  $         43,669
   Net realized gains
     (losses).................           (5,716)          (39,211)
   Change in unrealized
     gains (losses) on
     investments..............           107,404         (131,964)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           146,872         (127,506)
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            15,299            45,965
   Net transfers (including
     fixed account)...........         1,609,749           501,057
   Contract charges...........          (31,893)          (21,222)
   Transfers for contract
     benefits and
     terminations.............         (217,627)         (177,129)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........         1,375,528           348,671
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........         1,522,400           221,165
NET ASSETS:
   Beginning of year..........         3,330,462         3,109,297
                                ----------------  ----------------
   End of year................  $      4,852,862  $      3,330,462
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                     MSF BLACKROCK BOND INCOME      MSF BLACKROCK CAPITAL APPRECIATION
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  -----------------------------------
                                       2014              2013             2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      2,194,373  $      2,618,659  $      (129,914)  $       (42,934)
   Net realized gains
     (losses).................           165,354         2,435,742           928,788           622,643
   Change in unrealized
     gains (losses) on
     investments..............         3,019,349       (6,914,788)          (22,620)         2,451,903
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         5,379,076       (1,860,387)           776,254         3,031,612
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           772,317         1,176,445            39,458            75,601
   Net transfers (including
     fixed account)...........         6,991,164         8,342,784         (453,839)         (190,804)
   Contract charges...........         (667,120)         (612,520)          (38,087)          (37,783)
   Transfers for contract
     benefits and
     terminations.............       (8,750,281)       (6,860,769)       (1,198,677)         (999,064)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,653,920)         2,045,940       (1,651,145)       (1,152,050)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........         3,725,156           185,553         (874,891)         1,879,562
NET ASSETS:
   Beginning of year..........        93,928,276        93,742,723        11,748,732         9,869,170
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     97,653,432  $     93,928,276  $     10,873,841  $     11,748,732
                                ================  ================  ================  ================


                                   MSF BLACKROCK MONEY MARKET          MSF FRONTIER MID CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014            2013 (c)
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (1,379,478)  $    (1,606,253)  $      (167,115)  $      (113,889)
   Net realized gains
     (losses).................                --                --         1,210,465           111,302
   Change in unrealized
     gains (losses) on
     investments..............                --                --         (182,874)         1,787,082
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........       (1,379,478)       (1,606,253)           860,476         1,784,495
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           882,579         1,158,969            27,332            19,407
   Net transfers (including
     fixed account)...........        16,690,364        19,196,658         (506,721)         9,264,140
   Contract charges...........         (702,102)         (774,547)          (55,335)          (40,609)
   Transfers for contract
     benefits and
     terminations.............      (33,542,364)      (38,424,992)         (966,643)         (666,778)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (16,671,523)      (18,843,912)       (1,501,367)         8,576,160
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (18,051,001)      (20,450,165)         (640,891)        10,360,655
NET ASSETS:
   Beginning of year..........        97,827,704       118,277,869        10,360,655                --
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $     79,776,703  $     97,827,704  $      9,719,764  $     10,360,655
                                ================  ================  ================  ================

                                                                             MSF LOOMIS SAYLES
                                        MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014               2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $    (2,094,839)  $    (1,740,862)  $      (195,393)  $      (197,866)
   Net realized gains
     (losses).................        13,871,898         4,241,445         3,032,779         1,235,848
   Change in unrealized
     gains (losses) on
     investments..............       (2,046,864)        38,020,336       (2,916,364)         5,362,656
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         9,730,195        40,520,919          (78,978)         6,400,638
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           480,472           614,388            99,747            93,646
   Net transfers (including
     fixed account)...........       (4,241,291)       (1,834,515)          (59,532)         (475,171)
   Contract charges...........         (570,987)         (552,882)          (80,208)          (79,032)
   Transfers for contract
     benefits and
     terminations.............      (15,947,164)      (14,176,634)       (2,042,367)       (2,054,275)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (20,278,970)      (15,949,643)       (2,082,360)       (2,514,832)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (10,548,775)        24,571,276       (2,161,338)         3,885,806
NET ASSETS:
   Beginning of year..........       148,420,105       123,848,829        18,599,238        14,713,432
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $    137,871,330  $    148,420,105  $     16,437,900  $     18,599,238
                                ================  ================  ================  ================


                                  MSF MET/ARTISAN MID CAP VALUE
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $      (516,301)  $      (407,360)
   Net realized gains
     (losses).................         1,227,467           486,945
   Change in unrealized
     gains (losses) on
     investments..............         (701,669)        12,204,394
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........             9,497        12,283,979
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................           140,161            70,991
   Net transfers (including
     fixed account)...........         (679,867)         1,631,499
   Contract charges...........         (185,802)         (187,703)
   Transfers for contract
     benefits and
     terminations.............       (4,903,120)       (4,237,454)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (5,628,628)       (2,722,667)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (5,619,131)         9,561,312
NET ASSETS:
   Beginning of year..........        46,665,594        37,104,282
                                ----------------  ----------------
   End of year................  $     41,046,463  $     46,665,594
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                  MSF MET/DIMENSIONAL INTERNATIONAL     MSF METLIFE ASSET   MSF METLIFE ASSET  MSF METLIFE ASSET
                                            SMALL COMPANY                 ALLOCATION 20       ALLOCATION 40      ALLOCATION 60
                                             SUB-ACCOUNT                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                 ------------------------------------  ------------------  ------------------  -----------------
                                       2014               2013              2014 (a)            2014 (a)           2014 (a)
                                 -----------------  -----------------  ------------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $          25,453  $           2,779  $        (45,594)   $    (11,731,546)   $    (23,003,709)
   Net realized gains
     (losses)..................            208,042             92,170             10,244           3,392,280           6,453,981
   Change in unrealized
     gains (losses) on
     investments...............          (529,530)            621,901             88,287          46,153,818         117,617,432
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          (296,035)            716,850             52,937          37,814,552         101,067,704
                                 -----------------  -----------------  ------------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................             59,583             10,738            191,940           4,144,770           8,465,312
   Net transfers (including
     fixed account)............            291,025            982,252          6,588,043       1,316,222,826       2,775,713,502
   Contract charges............           (24,722)           (18,004)           (24,947)         (6,720,423)        (14,895,704)
   Transfers for contract
     benefits and
     terminations..............          (380,541)          (143,113)          (298,851)        (82,600,830)       (173,879,835)
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........           (54,655)            831,873          6,456,185       1,231,046,343       2,595,403,275
                                 -----------------  -----------------  ------------------  ------------------  -----------------
     Net increase (decrease)
        in net assets..........          (350,690)          1,548,723          6,509,122       1,268,860,895       2,696,470,979
NET ASSETS:
   Beginning of year...........          3,758,039          2,209,316                 --                  --                  --
                                 -----------------  -----------------  ------------------  ------------------  -----------------
   End of year.................  $       3,407,349  $       3,758,039  $       6,509,122   $   1,268,860,895   $   2,696,470,979
                                 =================  =================  ==================  ==================  =================

                                  MSF METLIFE ASSET
                                    ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                     SUB-ACCOUNT                  SUB-ACCOUNT                          SUB-ACCOUNT
                                 ------------------  ------------------------------------  ------------------------------------
                                      2014 (a)              2014              2013               2014               2013
                                 ------------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $    (18,274,184)   $        (48,191)  $        (30,164)  $        (69,032)  $         (4,877)
   Net realized gains
     (losses)..................          5,986,736             438,226            270,306          2,973,562          1,802,388
   Change in unrealized
     gains (losses) on
     investments...............         87,045,272             (7,639)            678,992          1,642,182          8,303,585
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........         74,757,824             382,396            919,134          4,546,712         10,101,096
                                 ------------------  -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................          5,307,100                  --             47,692             59,127            241,420
   Net transfers (including
     fixed account)............      1,856,515,039           1,057,638            640,383          2,294,016            608,964
   Contract charges............        (9,483,492)            (27,172)           (20,278)          (191,363)          (180,525)
   Transfers for contract
     benefits and
     terminations..............      (125,996,543)           (218,897)          (163,944)        (4,332,990)        (3,088,336)
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........      1,726,342,104             811,569            503,853        (2,171,210)        (2,418,477)
                                 ------------------  -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..........      1,801,099,928           1,193,965          1,422,987          2,375,502          7,682,619
NET ASSETS:
   Beginning of year...........                 --           4,308,813          2,885,826         42,940,270         35,257,651
                                 ------------------  -----------------  -----------------  -----------------  -----------------
   End of year.................  $   1,801,099,928   $       5,502,778  $       4,308,813  $      45,315,772  $      42,940,270
                                 ==================  =================  =================  =================  =================


                                        MSF MFS TOTAL RETURN                      MSF MFS VALUE
                                             SUB-ACCOUNT                           SUB-ACCOUNT
                                 ------------------------------------  ----------------------------------
                                       2014               2013               2014              2013
                                 -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $       1,296,785  $       1,527,946  $      1,161,971  $      (422,135)
   Net realized gains
     (losses)..................          2,741,270          1,634,403        14,801,857         4,891,701
   Change in unrealized
     gains (losses) on
     investments...............          3,340,335         13,776,442         1,615,852        34,235,330
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations........          7,378,390         16,938,791        17,579,680        38,704,896
                                 -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................            840,829            746,671         1,736,335         1,815,827
   Net transfers (including
     fixed account)............            501,694        (1,737,239)       (9,422,505)       116,840,915
   Contract charges............          (487,092)          (474,363)       (1,396,361)         (964,614)
   Transfers for contract
     benefits and
     terminations..............       (12,508,199)       (10,526,527)      (15,634,410)       (8,143,659)
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........       (11,652,768)       (11,991,458)      (24,716,941)       109,548,469
                                 -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..........        (4,274,378)          4,947,333       (7,137,261)       148,253,365
NET ASSETS:
   Beginning of year...........        106,290,336        101,343,003       199,810,139        51,556,774
                                 -----------------  -----------------  ----------------  ----------------
   End of year.................  $     102,015,958  $     106,290,336  $    192,672,878  $    199,810,139
                                 =================  =================  ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                        MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                ----------------------------------  ----------------------------------
                                      2014              2013              2014              2013
                                ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $         11,474  $         14,226  $      (539,342)  $      (457,979)
   Net realized gains
     (losses).................            37,576            66,296         1,266,728           676,206
   Change in unrealized
     gains (losses) on
     investments..............         (269,308)           212,770       (1,636,960)        10,963,148
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........         (220,258)           293,292         (909,574)        11,181,375
                                ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................               453            49,653           220,877           138,015
   Net transfers (including
     fixed account)...........         1,138,304           337,165         (444,455)        41,438,782
   Contract charges...........          (17,303)          (10,630)         (189,999)         (127,565)
   Transfers for contract
     benefits and
     terminations.............         (323,317)         (122,567)       (4,528,395)       (2,809,390)
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           798,137           253,621       (4,941,972)        38,639,842
                                ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........           577,879           546,913       (5,851,546)        49,821,217
NET ASSETS:
   Beginning of year..........         1,975,130         1,428,217        51,389,551         1,568,334
                                ----------------  ----------------  ----------------  ----------------
   End of year................  $      2,553,009  $      1,975,130  $     45,538,005  $     51,389,551
                                ================  ================  ================  ================


                                     MSF RUSSELL 2000 INDEX         MSF T. ROWE PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                          SUB-ACCOUNT
                                ----------------------------------  -----------------------------------
                                      2014              2013               2014              2013
                                ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (38,210)  $       (22,934)   $      (974,945)  $      (862,504)
   Net realized gains
     (losses).................           399,212           168,240          8,669,039         4,832,780
   Change in unrealized
     gains (losses) on
     investments..............         (207,370)           857,104        (3,126,532)        15,737,023
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           153,632         1,002,410          4,567,562        19,707,299
                                ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             6,453           107,993            402,463           168,580
   Net transfers (including
     fixed account)...........           496,959         1,947,760          (266,047)        11,742,592
   Contract charges...........          (28,908)          (18,330)          (250,060)         (207,086)
   Transfers for contract
     benefits and
     terminations.............         (450,653)         (184,549)        (7,623,070)       (6,938,278)
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........            23,851         1,852,874        (7,736,714)         4,765,808
                                ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..........           177,483         2,855,284        (3,169,152)        24,473,107
NET ASSETS:
   Beginning of year..........         5,051,812         2,196,528         69,174,300        44,701,193
                                ----------------  ----------------   ----------------  ----------------
   End of year................  $      5,229,295  $      5,051,812   $     66,005,148  $     69,174,300
                                ================  ================   ================  ================

                                                                         MSF VAN ECK GLOBAL NATURAL
                                MSF T. ROWE PRICE SMALL CAP GROWTH                RESOURCES
                                            SUB-ACCOUNT                          SUB-ACCOUNT
                                -----------------------------------  ----------------------------------
                                       2014              2013              2014              2013
                                 ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................   $      (168,410)  $      (139,724)  $       (33,547)  $       (18,869)
   Net realized gains
     (losses).................          1,649,647         1,401,784            80,666         (155,834)
   Change in unrealized
     gains (losses) on
     investments..............          (898,328)         2,766,639         (918,083)           651,165
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            582,909         4,028,699         (870,964)           476,462
                                 ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             32,897            23,238            33,410            28,007
   Net transfers (including
     fixed account)...........          (694,440)           184,230           680,942         (431,277)
   Contract charges...........           (28,465)          (29,571)          (46,205)          (46,646)
   Transfers for contract
     benefits and
     terminations.............          (928,322)       (1,631,450)         (256,432)         (324,390)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........        (1,618,330)       (1,453,553)           411,715         (774,306)
                                 ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........        (1,035,421)         2,575,146         (459,249)         (297,844)
NET ASSETS:
   Beginning of year..........         12,760,475        10,185,329         4,673,270         4,971,114
                                 ----------------  ----------------  ----------------  ----------------
   End of year................   $     11,725,054  $     12,760,475  $      4,214,021  $      4,673,270
                                 ================  ================  ================  ================

                                   MSF WESTERN ASSET MANAGEMENT
                                   STRATEGIC BOND OPPORTUNITIES
                                            SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        277,596  $        247,044
   Net realized gains
     (losses).................            94,178           335,486
   Change in unrealized
     gains (losses) on
     investments..............         (107,925)         (619,172)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........           263,849          (36,642)
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................             7,528             8,440
   Net transfers (including
     fixed account)...........         1,039,149       (2,890,763)
   Contract charges...........          (25,999)          (26,196)
   Transfers for contract
     benefits and
     terminations.............         (526,307)         (530,404)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........           494,371       (3,438,923)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........           758,220       (3,475,565)
NET ASSETS:
   Beginning of year..........         6,673,488        10,149,053
                                ----------------  ----------------
   End of year................  $      7,431,708  $      6,673,488
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                  MSF WESTERN ASSET MANAGEMENT               MSF WMC CORE
                                         U.S. GOVERNMENT                 EQUITY OPPORTUNITIES
                                           SUB-ACCOUNT                        SUB-ACCOUNT
                                ---------------------------------  ----------------------------------
                                      2014              2013             2014              2013
                                ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $          4,913  $        44,133  $    (1,811,697)  $      (300,175)
   Net realized gains
     (losses).................           (1,480)           18,328        30,613,610        12,961,320
   Change in unrealized
     gains (losses) on
     investments..............            59,929        (329,701)      (10,562,213)        46,955,909
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........            63,362        (267,240)        18,239,700        59,617,054
                                ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            62,699           31,260           649,685         1,236,542
   Net transfers (including
     fixed account)...........         (227,444)      (3,442,106)       (9,423,541)       (5,999,050)
   Contract charges...........          (49,753)         (89,101)       (1,066,121)       (1,070,903)
   Transfers for contract
     benefits and
     terminations.............       (1,229,916)        (635,578)      (24,621,015)      (21,697,716)
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,444,414)      (4,135,525)      (34,460,992)      (27,531,127)
                                ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........       (1,381,052)      (4,402,765)      (16,221,292)        32,085,927
NET ASSETS:
   Beginning of year..........         7,630,915       12,033,680       231,721,832       199,635,905
                                ----------------  ---------------  ----------------  ----------------
   End of year................  $      6,249,863  $     7,630,915  $    215,500,540  $    231,721,832
                                ================  ===============  ================  ================


                                       PIMCO VIT HIGH YIELD              PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                ----------------------------------  ---------------------------------
                                      2014              2013              2014             2013
                                ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $        265,397  $        311,983  $       (36,120)  $       (5,478)
   Net realized gains
     (losses).................            98,338           128,731            32,947           94,642
   Change in unrealized
     gains (losses) on
     investments..............         (228,246)         (124,190)          (55,569)        (272,620)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........           135,489           316,524          (58,742)        (183,456)
                                ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................            19,131             8,911            55,381            1,500
   Net transfers (including
     fixed account)...........         (122,345)         (483,985)            46,928        (753,067)
   Contract charges...........          (27,590)          (32,552)          (37,905)         (47,439)
   Transfers for contract
     benefits and
     terminations.............         (871,958)         (867,025)         (613,566)      (1,410,959)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........       (1,002,762)       (1,374,651)         (549,162)      (2,209,965)
                                ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..........         (867,273)       (1,058,127)         (607,904)      (2,393,421)
NET ASSETS:
   Beginning of year..........         7,251,876         8,310,003         9,300,726       11,694,147
                                ----------------  ----------------  ----------------  ---------------
   End of year................  $      6,384,603  $      7,251,876  $      8,692,822  $     9,300,726
                                ================  ================  ================  ===============


                                     PUTNAM VT EQUITY INCOME           PUTNAM VT MULTI-CAP GROWTH
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                ---------------------------------  ----------------------------------
                                     2014              2013              2014              2013
                                ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       203,057  $        260,267  $       (20,559)  $       (15,752)
   Net realized gains
     (losses).................        1,866,886         1,187,492           285,228           127,321
   Change in unrealized
     gains (losses) on
     investments..............          794,179         5,626,689           (7,854)           570,168
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........        2,864,122         7,074,448           256,815           681,737
                                ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................          104,556               334            31,595            31,300
   Net transfers (including
     fixed account)...........        (370,305)         (782,300)         (240,192)         (156,321)
   Contract charges...........         (64,318)          (68,212)           (1,308)           (1,302)
   Transfers for contract
     benefits and
     terminations.............      (4,263,986)       (3,667,255)         (370,067)         (291,750)
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........      (4,594,053)       (4,517,433)         (579,972)         (418,073)
                                ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..........      (1,729,931)         2,557,015         (323,157)           263,664
NET ASSETS:
   Beginning of year..........       27,161,854        24,604,839         2,459,478         2,195,814
                                ---------------  ----------------  ----------------  ----------------
   End of year................  $    25,431,923  $     27,161,854  $      2,136,321  $      2,459,478
                                ===============  ================  ================  ================


                                    RUSSELL AGGRESSIVE EQUITY
                                           SUB-ACCOUNT
                                ----------------------------------
                                      2014              2013
                                ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)...................  $       (17,543)  $       (15,441)
   Net realized gains
     (losses).................           170,780           184,427
   Change in unrealized
     gains (losses) on
     investments..............         (151,869)           339,515
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations........             1,368           508,501
                                ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners...................               125             7,877
   Net transfers (including
     fixed account)...........            39,788         (101,699)
   Contract charges...........             (446)             (508)
   Transfers for contract
     benefits and
     terminations.............         (125,781)         (365,236)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...........          (86,314)         (459,566)
                                ----------------  ----------------
     Net increase (decrease)
       in net assets..........          (84,946)            48,935
NET ASSETS:
   Beginning of year..........         1,617,960         1,569,025
                                ----------------  ----------------
   End of year................  $      1,533,014  $      1,617,960
                                ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          RUSSELL CORE BOND            RUSSELL GLOBAL REAL ESTATE SECURITIES
                                             SUB-ACCOUNT                            SUB-ACCOUNT
                                 ------------------------------------  --------------------------------------
                                       2014               2013                2014               2013
                                 -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $          10,870  $             936   $          18,309  $          28,064
   Net realized gains
     (losses)..................            154,057            105,775              49,649             56,694
   Change in unrealized
     gains (losses) on
     investments...............             97,689          (316,686)              58,154           (53,084)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            262,616          (209,975)             126,112             31,674
                                 -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................              3,324              3,080                 125                116
   Net transfers (including
     fixed account)............           (92,926)            246,498              16,477             15,404
   Contract charges............            (1,426)            (1,736)               (168)              (208)
   Transfers for contract
     benefits and
     terminations..............          (571,916)        (1,923,479)           (101,930)          (250,890)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........          (662,944)        (1,675,637)            (85,496)          (235,578)
                                 -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets..........          (400,328)        (1,885,612)              40,616          (203,904)
NET ASSETS:
   Beginning of year...........          6,859,528          8,745,140             983,391          1,187,295
                                 -----------------  -----------------   -----------------  -----------------
   End of year.................  $       6,459,200  $       6,859,528   $       1,024,007  $         983,391
                                 =================  =================   =================  =================

                                     RUSSELL MULTI-STYLE EQUITY                  RUSSELL NON-U.S.
                                             SUB-ACCOUNT                            SUB-ACCOUNT
                                 ------------------------------------  ------------------------------------
                                       2014               2013               2014                2013
                                 -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)....................  $        (18,853)  $        (13,110)  $          18,865  $          23,160
   Net realized gains
     (losses)..................          1,347,515            858,026             29,254           (14,344)
   Change in unrealized
     gains (losses) on
     investments...............          (516,811)          1,407,178          (238,963)            634,307
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations........            811,851          2,252,094          (190,844)            643,123
                                 -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners....................                749             46,751                333              1,818
   Net transfers (including
     fixed account)............           (55,582)          (164,837)             16,136           (49,970)
   Contract charges............            (2,181)            (2,523)              (896)            (1,049)
   Transfers for contract
     benefits and
     terminations..............          (648,792)        (2,002,389)          (247,944)          (854,780)
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...........          (705,806)        (2,122,998)          (232,371)          (903,981)
                                 -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..........            106,045            129,096          (423,215)          (260,858)
NET ASSETS:
   Beginning of year...........          8,492,111          8,363,015          3,509,294          3,770,152
                                 -----------------  -----------------  -----------------  -----------------
   End of year.................  $       8,598,156  $       8,492,111  $       3,086,079  $       3,509,294
                                 =================  =================  =================  =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

American Funds Global Growth Sub-Account                 MIST American Funds Growth Allocation
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           MIST American Funds Growth Sub-Account
American Funds Growth Sub-Account                        MIST American Funds Moderate Allocation
Deutsche II Government & Agency Securities                  Sub-Account
   Sub-Account                                           MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST BlackRock Global Tactical Strategies
Fidelity VIP Growth Opportunities Sub-Account               Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             MIST BlackRock High Yield Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Clarion Global Real Estate Sub-Account (a)
MIST AllianceBernstein Global Dynamic Allocation         MIST ClearBridge Aggressive Growth Sub-Account (a)
   Sub-Account                                           MIST Goldman Sachs Mid Cap Value Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST Harris Oakmark International Sub-Account
   Plus Sub-Account (b)                                  MIST Invesco Balanced-Risk Allocation Sub-Account
MIST American Funds Balanced Allocation                  MIST Invesco Comstock Sub-Account
   Sub-Account                                           MIST Invesco Mid Cap Value Sub-Account (a)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST Invesco Small Cap Growth Sub-Account (a)            MSF BlackRock Bond Income Sub-Account (a)
MIST JPMorgan Core Bond Sub-Account                      MSF BlackRock Capital Appreciation Sub-Account
MIST JPMorgan Global Active Allocation                   MSF BlackRock Money Market Sub-Account (a)
   Sub-Account                                           MSF Frontier Mid Cap Growth Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                MSF Jennison Growth Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account            MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)          MSF Met/Artisan Mid Cap Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account           MSF Met/Dimensional International Small Company
MIST Met/Franklin Low Duration Total Return                Sub-Account
   Sub-Account                                           MSF MetLife Asset Allocation 20 Sub-Account (b)
MIST Met/Templeton International Bond Sub-Account        MSF MetLife Asset Allocation 40 Sub-Account (b)
MIST MetLife Asset Allocation 100 Sub-Account            MSF MetLife Asset Allocation 60 Sub-Account (b)
MIST MetLife Balanced Plus Sub-Account                   MSF MetLife Asset Allocation 80 Sub-Account (b)
MIST MetLife Multi-Index Targeted Risk                   MSF MetLife Mid Cap Stock Index Sub-Account
   Sub-Account                                           MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)             MSF MFS Total Return Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account (a)         MSF MFS Value Sub-Account
MIST MFS Research International Sub-Account (a)          MSF MSCI EAFE Index Sub-Account
MIST Morgan Stanley Mid Cap Growth                       MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account (a)                                       MSF Russell 2000 Index Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)           MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PanAgora Global Diversified Risk                    MSF T. Rowe Price Small Cap Growth Sub-Account (a)
   Sub-Account (b)                                       MSF Van Eck Global Natural Resources Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account          MSF Western Asset Management Strategic Bond
MIST PIMCO Total Return Sub-Account (a)                    Opportunities Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                        MSF Western Asset Management U.S. Government
MIST Pioneer Strategic Income Sub-Account (a)              Sub-Account
MIST Pyramis Government Income Sub-Account               MSF WMC Core Equity Opportunities
MIST Pyramis Managed Risk Sub-Account                      Sub-Account (a)
MIST Schroders Global Multi-Asset Sub-Account            PIMCO VIT High Yield Sub-Account
MIST SSgA Growth and Income ETF Sub-Account              PIMCO VIT Low Duration Sub-Account
MIST SSgA Growth ETF Sub-Account                         Putnam VT Equity Income Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)       Putnam VT Multi-Cap Growth Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account (a)        Russell Aggressive Equity Sub-Account
MIST WMC Large Cap Research Sub-Account                  Russell Core Bond Sub-Account
MSF Baillie Gifford International Stock                  Russell Global Real Estate Securities Sub-Account
   Sub-Account (a)                                       Russell Multi-Style Equity Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account            Russell Non-U.S. Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

MIST ClearBridge Aggressive Growth II Sub-Account    MIST MetLife Growth Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account           MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Defensive Strategy Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

TRUST NAME CHANGE:

Former Name                                                New Name

DWS Variable Series II                                     Deutsche Variable Series II

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.20% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,248,914        84,582,615        15,267,269       11,859,942
     American Funds Global Small Capitalization Sub-Account.....      1,117,935        19,357,213         1,471,079        2,972,052
     American Funds Growth Sub-Account..........................      1,784,716        81,187,511         9,600,944       18,638,653
     Deutsche II Government & Agency Securities Sub-Account.....         34,415           417,961            19,469          108,650
     Fidelity VIP Equity-Income Sub-Account.....................        263,790         5,642,878           858,166          849,576
     Fidelity VIP Growth Opportunities Sub-Account..............          4,139            76,035             3,042            5,759
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,573,306        22,360,350         1,222,776        4,039,746
     Invesco V.I. International Growth Sub-Account..............        173,223         4,618,625           637,695        1,148,658
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................      2,794,248        29,593,568         7,171,728        2,542,660
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (a)..........................................         15,719           164,644           190,846           25,759
     MIST American Funds Balanced Allocation Sub-Account........     23,598,392       205,722,641        37,827,692       21,332,682
     MIST American Funds Growth Allocation Sub-Account..........     25,611,564       218,459,291        59,785,091       26,896,123
     MIST American Funds Growth Sub-Account.....................      2,466,693        21,292,184         5,070,242        4,196,249
     MIST American Funds Moderate Allocation Sub-Account........     11,439,115       102,133,421        19,011,806       13,797,751
     MIST AQR Global Risk Balanced Sub-Account..................      1,225,326        13,658,707         1,222,930        2,923,560
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,875,442        60,043,784        11,997,745        5,493,650
     MIST BlackRock High Yield Sub-Account......................      1,968,591        16,311,616         4,232,303        4,305,467
     MIST Clarion Global Real Estate Sub-Account................      3,159,114        37,751,076         2,068,595        5,617,429
     MIST ClearBridge Aggressive Growth Sub-Account.............      7,598,612        66,848,355        20,103,523       21,825,676
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,170,703        16,038,294         4,804,228        4,206,984
     MIST Harris Oakmark International Sub-Account..............      4,031,229        57,996,656        11,426,233        8,881,666
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,719,895        17,986,513         3,878,510        5,385,701
     MIST Invesco Comstock Sub-Account..........................      8,078,712        80,669,151         3,432,070       16,974,804
     MIST Invesco Mid Cap Value Sub-Account.....................      9,871,861       180,931,322        37,560,370       31,334,033
     MIST Invesco Small Cap Growth Sub-Account..................      2,826,911        39,952,593        10,564,377       14,013,617
     MIST JPMorgan Core Bond Sub-Account........................      1,337,293        13,975,882         2,960,520        1,879,897
     MIST JPMorgan Global Active Allocation Sub-Account.........      1,048,854        11,385,545         3,241,205        1,621,019
     MIST JPMorgan Small Cap Value Sub-Account..................        519,663         6,934,700         1,796,642        1,238,859
     MIST Loomis Sayles Global Markets Sub-Account..............        972,483        11,824,583         1,751,824        2,571,917
     MIST Lord Abbett Bond Debenture Sub-Account................     16,629,158       200,496,712        20,443,237       33,721,154
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        400,780         4,161,145           868,916        1,514,227
     MIST Met/Franklin Low Duration Total Return Sub-Account....      3,096,671        30,842,175         6,816,708        3,594,331
     MIST Met/Templeton International Bond Sub-Account..........        460,294         5,369,310           588,638          814,941
     MIST MetLife Asset Allocation 100 Sub-Account..............     13,597,908       121,910,216         4,672,400       40,080,995
     MIST MetLife Balanced Plus Sub-Account.....................     11,195,537       117,627,730        22,469,177        7,798,639
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........        139,384         1,623,238         1,360,823          104,230
     MIST MetLife Small Cap Value Sub-Account...................      2,581,107        38,510,131         5,112,931       10,380,517
     MIST MFS Emerging Markets Equity Sub-Account...............      4,951,371        51,569,959         7,412,344       15,711,534
     MIST MFS Research International Sub-Account................     11,046,136       124,685,639         6,924,193       16,220,553
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      4,180,556        39,506,657         1,391,091       11,432,882
     MIST Oppenheimer Global Equity Sub-Account.................      2,336,361        38,647,547         3,093,553        6,131,460
     MIST PanAgora Global Diversified Risk Sub-Account (a)......          8,837            93,833            94,385              546
     MIST PIMCO Inflation Protected Bond Sub-Account............      9,450,875       103,056,257         3,679,350       13,561,020
     MIST PIMCO Total Return Sub-Account........................     38,573,780       449,435,482        16,743,173       75,247,379
     MIST Pioneer Fund Sub-Account..............................      6,494,496        72,943,495        29,489,288       16,673,794
     MIST Pioneer Strategic Income Sub-Account..................      1,654,789        17,758,201         4,137,507        2,435,476
     MIST Pyramis Government Income Sub-Account.................        463,952         5,022,956         1,798,984        1,575,678
     MIST Pyramis Managed Risk Sub-Account......................        516,228         5,463,218         3,112,936        1,176,208
     MIST Schroders Global Multi-Asset Sub-Account..............        833,606         9,021,637         1,658,645        1,737,867
     MIST SSgA Growth and Income ETF Sub-Account................     12,904,639       141,235,005        16,116,243       18,669,221
     MIST SSgA Growth ETF Sub-Account...........................      4,559,422        49,366,443         8,747,658        9,056,472
     MIST T. Rowe Price Large Cap Value Sub-Account.............     17,809,058       424,417,204        20,708,905      116,862,116

(a)  For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                 -------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------     -------------    --------------
     MIST T. Rowe Price Mid Cap Growth Sub-Account.............      6,808,325        57,845,849         9,914,193       16,170,736
     MIST WMC Large Cap Research Sub-Account...................        550,604         4,965,776           538,820        1,496,585
     MSF Baillie Gifford International Stock Sub-Account.......      1,856,103        18,132,828         1,925,632        2,135,153
     MSF Barclays Aggregate Bond Index Sub-Account.............        442,388         4,814,027         2,577,748        1,157,019
     MSF BlackRock Bond Income Sub-Account.....................        893,881        94,058,811         8,430,721        7,890,255
     MSF BlackRock Capital Appreciation Sub-Account............        263,995         5,665,301           302,361        2,083,405
     MSF BlackRock Money Market Sub-Account....................        797,769        79,776,858        31,703,242       49,754,214
     MSF Frontier Mid Cap Growth Sub-Account...................        278,906         8,115,665         1,049,483        1,786,156
     MSF Jennison Growth Sub-Account...........................      8,582,086       101,654,036        10,564,165       25,219,828
     MSF Loomis Sayles Small Cap Growth Sub-Account............      1,164,991        11,565,272         2,759,534        2,924,048
     MSF Met/Artisan Mid Cap Value Sub-Account.................        155,186        33,581,284           659,337        6,804,244
     MSF Met/Dimensional International Small Company
       Sub-Account.............................................        230,705         3,397,767           842,578          738,345
     MSF MetLife Asset Allocation 20 Sub-Account (a)...........        565,522         6,420,873         8,259,986        1,849,358
     MSF MetLife Asset Allocation 40 Sub-Account (a)...........    100,384,572     1,222,707,168     1,359,770,902      140,456,014
     MSF MetLife Asset Allocation 60 Sub-Account (a)...........    199,443,127     2,578,853,643     2,779,495,493      207,095,831
     MSF MetLife Asset Allocation 80 Sub-Account (a)...........    121,204,576     1,714,054,724     1,874,639,217      166,571,229
     MSF MetLife Mid Cap Stock Index Sub-Account...............        294,270         4,572,085         2,168,546        1,176,814
     MSF MetLife Stock Index Sub-Account.......................      1,012,843        32,230,988         5,890,625        7,045,103
     MSF MFS Total Return Sub-Account..........................        597,740        80,138,104         4,114,157       14,470,129
     MSF MFS Value Sub-Account.................................     10,574,808       147,914,681        13,244,320       27,406,541
     MSF MSCI EAFE Index Sub-Account...........................        206,560         2,533,282         1,403,546          593,920
     MSF Neuberger Berman Genesis Sub-Account..................      2,552,315        36,283,787         1,436,029        6,917,307
     MSF Russell 2000 Index Sub-Account........................        266,125         4,373,051         1,937,855        1,833,717
     MSF T. Rowe Price Large Cap Growth Sub-Account............      2,688,804        43,758,063         8,176,325       12,273,368
     MSF T. Rowe Price Small Cap Growth Sub-Account............        516,994         7,672,605         1,239,740        2,114,749
     MSF Van Eck Global Natural Resources Sub-Account..........        374,586         5,262,253         1,241,324          789,182
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account.............................................        555,950         7,177,376         2,688,633        1,916,657
     MSF Western Asset Management U.S. Government
       Sub-Account.............................................        518,670         6,227,999           544,813        1,984,289
     MSF WMC Core Equity Opportunities Sub-Account.............      5,026,300       144,534,316        21,054,840       38,545,522
     PIMCO VIT High Yield Sub-Account..........................        807,165         6,094,105           665,159        1,402,515
     PIMCO VIT Low Duration Sub-Account........................        821,633         8,511,209           589,437        1,174,711
     Putnam VT Equity Income Sub-Account.......................      1,126,297        15,711,478           900,478        5,291,708
     Putnam VT Multi-Cap Growth Sub-Account....................         61,102         1,206,684           111,457          711,987
     Russell Aggressive Equity Sub-Account.....................         98,842         1,337,171           187,990          144,276
     Russell Core Bond Sub-Account.............................        605,930         6,237,273           248,941          776,285
     Russell Global Real Estate Securities Sub-Account.........         65,516           973,878            97,782          122,105
     Russell Multi-Style Equity Sub-Account....................        474,775         7,050,736         1,265,576          851,356
     Russell Non-U.S. Sub-Account..............................        267,425         2,968,490           100,557          314,062

(a)  For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                        AMERICAN FUNDS                 AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014            2013           2014           2013            2014           2013
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........       2,956,878      3,288,744         749,861        834,626        574,333         647,004
Units issued and transferred
   from other funding options..         193,982        180,806          75,648         60,793         29,171          31,649
Units redeemed and transferred
   to other funding options....       (399,679)      (512,672)       (109,704)      (145,558)       (88,528)       (104,320)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............       2,751,181      2,956,878         715,805        749,861        514,976         574,333
                                 ==============  =============  ==============  =============  =============  ==============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014           2013           2014            2013
                                 --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........          27,802          38,203        284,993         296,910          8,546          10,011
Units issued and transferred
   from other funding options..             629           1,231         31,624          29,300            170               2
Units redeemed and transferred
   to other funding options....         (5,843)        (11,632)       (34,721)        (41,217)          (273)         (1,467)
                                 --------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............          22,588          27,802        281,896         284,993          8,443           8,546
                                 ==============  ==============  =============  ==============  =============  ==============




                                                                                                   MIST ALLIANCEBERNSTEIN
                                       FTVIPT TEMPLETON                  INVESCO V.I.                  GLOBAL DYNAMIC
                                          FOREIGN VIP                INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2014            2013            2014            2013           2014           2013
                                 --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year........       1,554,373       1,747,933         283,154        317,002       2,343,122      2,054,165
Units issued and transferred
   from other funding options..          72,867          62,069          30,370         26,186         566,333        623,745
Units redeemed and transferred
   to other funding options....       (215,803)       (255,629)        (49,555)       (60,034)       (255,126)      (334,788)
                                 --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..............       1,411,437       1,554,373         263,969        283,154       2,654,329      2,343,122
                                 ==============  ==============  ==============  =============  ==============  =============


                                  MIST ALLIANZ
                                     GLOBAL
                                    INVESTORS
                                     DYNAMIC
                                   MULTI-ASSET        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                      PLUS            BALANCED ALLOCATION             GROWTH ALLOCATION
                                   SUB-ACCOUNT            SUB-ACCOUNT                    SUB-ACCOUNT
                                 -------------  -----------------------------  ------------------------------
                                    2014 (a)         2014           2013            2014            2013
                                 -------------  --------------  -------------  --------------  --------------

Units beginning of year........             --      20,252,050     22,206,090      20,846,163      22,492,160
Units issued and transferred
   from other funding options..        201,137       1,393,271      1,144,300       2,105,981       2,291,791
Units redeemed and transferred
   to other funding options....       (42,540)     (1,946,353)    (3,098,340)     (2,485,004)     (3,937,788)
                                 -------------  --------------  -------------  --------------  --------------
Units end of year..............        158,597      19,698,968     20,252,050      20,467,140      20,846,163
                                 =============  ==============  =============  ==============  ==============

                                      MIST AMERICAN FUNDS           MIST AMERICAN FUNDS                 MIST AQR
                                            GROWTH                  MODERATE ALLOCATION           GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2014            2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,337,771      2,590,163      9,940,708      11,686,297       1,320,863      1,382,713
Units issued and transferred
   from other funding options..        328,248        414,160        707,288         428,889         135,264        696,807
Units redeemed and transferred
   to other funding options....      (367,431)      (666,552)    (1,113,619)     (2,174,478)       (275,724)      (758,657)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,298,588      2,337,771      9,534,377       9,940,708       1,180,403      1,320,863
                                 =============  =============  =============  ==============  ==============  =============


                                         MIST BLACKROCK                MIST BLACKROCK               MIST CLARION GLOBAL
                                   GLOBAL TACTICAL STRATEGIES            HIGH YIELD                     REAL ESTATE
                                           SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ----------------------------  -----------------------------
                                      2014            2013           2014            2013           2014           2013
                                 --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year........       5,138,582       4,283,793        669,873        677,325      2,239,020       2,350,735
Units issued and transferred
   from other funding options..       1,020,742       2,353,666        125,724        283,077        178,977         346,388
Units redeemed and transferred
   to other funding options....       (725,899)     (1,498,877)      (185,609)      (290,529)      (371,580)       (458,103)
                                 --------------  --------------  -------------  -------------  -------------  --------------
Units end of year..............       5,433,425       5,138,582        609,988        669,873      2,046,417       2,239,020
                                 ==============  ==============  =============  =============  =============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                       MIST CLEARBRIDGE                MIST GOLDMAN                MIST HARRIS OAKMARK
                                       AGGRESSIVE GROWTH            SACHS MID CAP VALUE               INTERNATIONAL
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014            2013          2014            2013
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       7,836,411      8,735,126        926,551      1,049,942      2,725,021      2,920,101
Units issued and transferred
   from other funding options..       1,798,849        818,239         74,713         85,902        296,763        382,672
Units redeemed and transferred
   to other funding options....     (1,765,647)    (1,716,954)      (192,529)      (209,293)      (474,963)      (577,752)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       7,869,613      7,836,411        808,735        926,551      2,546,821      2,725,021
                                 ==============  =============  =============  =============  =============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION               MIST INVESCO COMSTOCK      MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2014            2013           2014           2013           2014            2013
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      18,674,457      17,553,531      8,126,377      8,705,476      5,724,070      6,573,235
Units issued and transferred
   from other funding options..       3,385,151      11,887,264        555,854        857,457        133,844        262,632
Units redeemed and transferred
   to other funding options....     (5,372,037)    (10,766,338)    (1,366,091)    (1,436,556)      (877,486)    (1,111,797)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      16,687,571      18,674,457      7,316,140      8,126,377      4,980,428      5,724,070
                                 ==============  ==============  =============  =============  =============  =============

                                         MIST INVESCO                   MIST JPMORGAN                  MIST JPMORGAN
                                       SMALL CAP GROWTH                   CORE BOND              GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2014           2013            2014           2013            2014           2013
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........      2,535,916       2,729,300      1,182,573       1,511,689      9,103,629      7,003,217
Units issued and transferred
   from other funding options..        231,850         400,305        322,133       3,172,637      2,621,745      8,044,234
Units redeemed and transferred
   to other funding options....      (620,865)       (593,689)      (228,250)     (3,501,753)    (1,547,680)    (5,943,822)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............      2,146,901       2,535,916      1,276,456       1,182,573     10,177,694      9,103,629
                                 =============  ==============  =============  ==============  =============  =============


                                          MIST JPMORGAN                MIST LOOMIS SAYLES               MIST LORD ABBETT
                                         SMALL CAP VALUE                 GLOBAL MARKETS                  BOND DEBENTURE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         471,677         515,860         919,133       1,042,691       8,075,015       9,203,760
Units issued and transferred
   from other funding options..          48,615          53,166         111,254         222,707         325,204         464,186
Units redeemed and transferred
   to other funding options....        (74,412)        (97,349)       (166,032)       (346,265)     (1,302,732)     (1,592,931)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         445,880         471,677         864,355         919,133       7,097,487       8,075,015
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST MET/EATON                MIST MET/FRANKLIN             MIST MET/TEMPLETON
                                      VANCE FLOATING RATE         LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2014           2013            2014           2013           2014            2013
                                 --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........         442,672        317,752      2,753,599       1,766,562        406,707         400,203
Units issued and transferred
   from other funding options..          76,210        231,217        880,336       1,637,425         38,755          84,779
Units redeemed and transferred
   to other funding options....       (143,161)      (106,297)      (591,366)       (650,388)       (70,068)        (78,275)
                                 --------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............         375,721        442,672      3,042,569       2,753,599        375,394         406,707
                                 ==============  =============  =============  ==============  =============  ==============


                                                                                                        MIST METLIFE
                                      MIST METLIFE ASSET                                                 MULTI-INDEX
                                        ALLOCATION 100           MIST METLIFE BALANCED PLUS             TARGETED RISK
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2014            2013            2014            2013           2014          2013 (b)
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     13,877,565      14,537,359       9,766,619      7,650,490         323,641              --
Units issued and transferred
   from other funding options..        384,580       1,650,095       1,217,718      3,017,645         377,009         334,714
Units redeemed and transferred
   to other funding options....    (2,520,200)     (2,309,889)       (876,256)      (901,516)        (67,939)        (11,073)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     11,741,945      13,877,565      10,108,081      9,766,619         632,711         323,641
                                 =============  ==============  ==============  =============  ==============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                          MIST METLIFE                      MIST MFS                    MIST MFS RESEARCH
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              INTERNATIONAL
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       2,514,889       2,744,669       5,244,853       4,605,777       7,613,604       8,474,288
Units issued and transferred
   from other funding options..         194,475         298,169       1,057,879       1,880,218         627,185         678,128
Units redeemed and transferred
   to other funding options....       (479,895)       (527,949)     (1,808,535)     (1,241,142)     (1,191,196)     (1,538,812)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       2,229,469       2,514,889       4,494,197       5,244,853       7,049,593       7,613,604
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                 MIST
                                                                                               PANAGORA
                                                                                                GLOBAL
                                     MIST MORGAN STANLEY            MIST OPPENHEIMER          DIVERSIFIED
                                       MID CAP GROWTH                 GLOBAL EQUITY              RISK
                                         SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -------------
                                     2014           2013           2014            2013        2014 (a)
                                 -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,870,199      4,428,112      2,701,413      1,019,300             --
Units issued and transferred
   from other funding options..        223,114        211,339        391,209      3,021,027         88,145
Units redeemed and transferred
   to other funding options....      (693,345)      (769,252)      (439,294)    (1,338,914)           (64)
                                 -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,399,968      3,870,199      2,653,328      2,701,413         88,081
                                 =============  =============  =============  =============  =============

                                           MIST PIMCO                      MIST PIMCO
                                    INFLATION PROTECTED BOND              TOTAL RETURN                  MIST PIONEER FUND
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       7,016,914       7,448,982      28,505,547      31,210,077       4,579,355       5,289,087
Units issued and transferred
   from other funding options..         562,534       1,419,924       2,035,604       4,012,181          81,982         160,008
Units redeemed and transferred
   to other funding options....     (1,242,715)     (1,851,992)     (5,588,256)     (6,716,711)       (744,418)       (869,740)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       6,336,733       7,016,914      24,952,895      28,505,547       3,916,919       4,579,355
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                        MIST PIONEER                   MIST PYRAMIS                 MIST PYRAMIS
                                      STRATEGIC INCOME               GOVERNMENT INCOME              MANAGED RISK
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013           2014            2013          2014          2013 (c)
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        754,973        624,096        438,370        544,311        331,304             --
Units issued and transferred
   from other funding options..        175,166        357,395        171,381        173,795        287,428        353,133
Units redeemed and transferred
   to other funding options....      (128,547)      (226,518)      (158,550)      (279,736)      (103,059)       (21,829)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        801,592        754,973        451,201        438,370        515,673        331,304
                                 =============  =============  =============  =============  =============  =============

                                       MIST SCHRODERS                    MIST SSGA                    MIST SSGA
                                     GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF             GROWTH ETF
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013            2014           2013           2014          2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      8,352,078      5,045,943     11,486,433     12,363,629      4,117,987      4,134,490
Units issued and transferred
   from other funding options..      1,242,300      5,470,808        356,916        704,929        387,486        845,957
Units redeemed and transferred
   to other funding options....    (1,606,753)    (2,164,673)    (1,306,270)    (1,582,125)      (668,922)      (862,460)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,987,625      8,352,078     10,537,079     11,486,433      3,836,551      4,117,987
                                 =============  =============  =============  =============  =============  =============


                                     MIST T. ROWE PRICE            MIST T. ROWE PRICE                  MIST WMC
                                       LARGE CAP VALUE               MID CAP GROWTH               LARGE CAP RESEARCH
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014          2013           2014           2013            2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      9,112,590     10,675,620      5,748,937      6,292,266        529,861        593,073
Units issued and transferred
   from other funding options..        354,846        213,517        280,771        641,182         36,675         83,748
Units redeemed and transferred
   to other funding options....    (1,619,366)    (1,776,547)    (1,127,848)    (1,184,511)       (97,123)      (146,960)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,848,070      9,112,590      4,901,860      5,748,937        469,413        529,861
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                      MSF BAILLIE GIFFORD               MSF BARCLAYS                  MSF BLACKROCK
                                      INTERNATIONAL STOCK           AGGREGATE BOND INDEX               BOND INCOME
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2014           2013           2014            2013           2014           2013
                                 --------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........       1,512,891        407,507        216,740        192,855      1,437,795       1,413,863
Units issued and transferred
   from other funding options..         190,447      1,368,300        162,304        144,253        172,852         245,411
Units redeemed and transferred
   to other funding options....       (209,004)      (262,916)       (90,529)      (120,368)      (200,435)       (221,479)
                                 --------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............       1,494,334      1,512,891        288,515        216,740      1,410,212       1,437,795
                                 ==============  =============  =============  =============  =============  ==============


                                         MSF BLACKROCK                  MSF BLACKROCK                 MSF FRONTIER
                                     CAPITAL APPRECIATION               MONEY MARKET                 MID CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2014           2013           2014            2013           2014         2013 (c)
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       2,475,614      2,764,842      9,792,353     11,671,729        595,060             --
Units issued and transferred
   from other funding options..          51,221         64,522      5,036,835      6,578,863         15,703        679,799
Units redeemed and transferred
   to other funding options....       (551,302)      (353,750)    (6,685,111)    (8,458,239)       (98,213)       (84,739)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       1,975,533      2,475,614      8,144,077      9,792,353        512,550        595,060
                                 ==============  =============  =============  =============  =============  =============

                                                                          MSF LOOMIS
                                          MSF JENNISON                   SAYLES SMALL                    MSF MET/ARTISAN
                                             GROWTH                       CAP GROWTH                      MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2014            2013            2014            2013            2014            2013
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      10,101,961      11,335,513       1,040,645       1,207,677       2,247,174       2,399,851
Units issued and transferred
   from other funding options..         424,740         752,651          82,301         139,843          73,114         242,557
Units redeemed and transferred
   to other funding options....     (1,794,113)     (1,986,203)       (202,683)       (306,875)       (342,537)       (395,234)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       8,732,588      10,101,961         920,263       1,040,645       1,977,751       2,247,174
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                       MSF MET/DIMENSIONAL         MSF METLIFE     MSF METLIFE     MSF METLIFE     MSF METLIFE
                                          INTERNATIONAL               ASSET           ASSET           ASSET           ASSET
                                          SMALL COMPANY           ALLOCATION 20   ALLOCATION 40   ALLOCATION 60   ALLOCATION 80
                                           SUB-ACCOUNT             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                 ------------------------------  --------------  --------------  --------------  --------------
                                      2014            2013          2014 (a)        2014 (a)        2014 (a)        2014 (a)
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         180,142         132,829              --              --              --              --
Units issued and transferred
   from other funding options..          37,294          80,230         635,100      94,433,641     182,952,418     124,542,160
Units redeemed and transferred
   to other funding options....        (39,849)        (32,917)       (176,042)     (9,932,389)    (14,654,385)    (11,145,769)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         177,587         180,142         459,058      84,501,252     168,298,033     113,396,391
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                          MSF METLIFE                   MSF METLIFE
                                      MID CAP STOCK INDEX               STOCK INDEX             MSF MFS TOTAL RETURN
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2014           2013          2014            2013          2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        181,460        157,701      2,514,826      2,675,025      2,545,086      2,882,861
Units issued and transferred
   from other funding options..         82,077         74,178        288,794        321,996        120,434        108,127
Units redeemed and transferred
   to other funding options....       (48,040)       (50,419)      (416,402)      (482,195)      (352,399)      (445,902)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        215,497        181,460      2,387,218      2,514,826      2,313,121      2,545,086
                                 =============  =============  =============  =============  =============  =============


                                            MSF MFS                     MSF MSCI                     MSF NEUBERGER
                                             VALUE                     EAFE INDEX                   BERMAN GENESIS
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014            2013           2014          2013            2014           2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      8,446,113      2,908,311        133,676        115,412      2,231,279         86,174
Units issued and transferred
   from other funding options..        276,192      6,808,878         96,242         77,482        129,787      2,447,259
Units redeemed and transferred
   to other funding options....    (1,279,149)    (1,271,076)       (43,332)       (59,218)      (359,146)      (302,154)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      7,443,156      8,446,113        186,586        133,676      2,001,920      2,231,279
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                      MSF T. ROWE PRICE             MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX            LARGE CAP GROWTH              SMALL CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                     2014            2013            2014           2013           2014            2013
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........        205,392         120,336       3,562,045      2,780,202        429,823        487,872
Units issued and transferred
   from other funding options..         78,315         140,921         367,226      2,252,762         15,962         45,491
Units redeemed and transferred
   to other funding options....       (77,279)        (55,865)       (725,158)    (1,470,919)       (70,222)      (103,540)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............        206,428         205,392       3,204,113      3,562,045        375,563        429,823
                                 =============  ==============  ==============  =============  =============  =============


                                                                         MSF WESTERN                  MSF WESTERN ASSET
                                      MSF VAN ECK GLOBAL              ASSET MANAGEMENT                   MANAGEMENT
                                       NATURAL RESOURCES        STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2014           2013            2014           2013            2014            2013
                                 --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year........         268,347        313,419        231,415         349,579         448,156         690,001
Units issued and transferred
   from other funding options..          83,497         76,689         79,163          20,347          32,190          62,481
Units redeemed and transferred
   to other funding options....        (50,799)      (121,761)       (62,651)       (138,511)       (116,760)       (304,326)
                                 --------------  -------------  -------------  --------------  --------------  --------------
Units end of year..............         301,045        268,347        247,927         231,415         363,586         448,156
                                 ==============  =============  =============  ==============  ==============  ==============

                                           MSF WMC
                                         CORE EQUITY                     PIMCO VIT                    PIMCO VIT
                                        OPPORTUNITIES                   HIGH YIELD                  LOW DURATION
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2014           2013            2014           2013           2014          2013
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........     11,167,683     12,607,989        360,577        431,112        616,336        761,796
Units issued and transferred
   from other funding options..        317,973        721,582         27,547         31,093         42,091         72,158
Units redeemed and transferred
   to other funding options....    (1,949,655)    (2,161,888)       (76,542)      (101,628)       (78,423)      (217,618)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      9,536,001     11,167,683        311,582        360,577        580,004        616,336
                                 =============  =============  =============  =============  =============  =============



                                          PUTNAM VT                      PUTNAM VT                       RUSSELL
                                        EQUITY INCOME                MULTI-CAP GROWTH               AGGRESSIVE EQUITY
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2014           2013           2014            2013            2014           2013
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........      1,082,521      1,285,126        127,086         152,212         78,396        104,956
Units issued and transferred
   from other funding options..         23,499          9,945          5,033           7,500          2,304          3,093
Units redeemed and transferred
   to other funding options....      (195,234)      (212,550)       (33,728)        (32,626)        (6,531)       (29,653)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............        910,786      1,082,521         98,391         127,086         74,169         78,396
                                 =============  =============  =============  ==============  =============  =============

                                            RUSSELL                           RUSSELL                          RUSSELL
                                           CORE BOND               GLOBAL REAL ESTATE SECURITIES         MULTI-STYLE EQUITY
                                          SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  --------------------------------  ------------------------------
                                      2014            2013            2014              2013            2014            2013
                                 --------------  --------------  ---------------  ---------------  --------------  --------------

Units beginning of year........         360,963         447,192           30,369           37,475         468,451         604,659
Units issued and transferred
   from other funding options..           2,474          16,840              750            1,046           2,158           9,079
Units redeemed and transferred
   to other funding options....        (36,557)       (103,069)          (3,172)          (8,152)        (39,985)       (145,287)
                                 --------------  --------------  ---------------  ---------------  --------------  --------------
Units end of year..............         326,880         360,963           27,947           30,369         430,624         468,451
                                 ==============  ==============  ===============  ===============  ==============  ==============


                                              RUSSELL
                                             NON-U.S.
                                            SUB-ACCOUNT
                                 --------------------------------
                                      2014             2013
                                 ---------------  ---------------

Units beginning of year........          196,111          253,272
Units issued and transferred
   from other funding options..            2,999            4,720
Units redeemed and transferred
   to other funding options....         (16,060)         (61,881)
                                 ---------------  ---------------
Units end of year..............          183,050          196,111
                                 ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced November 12, 2012 and began transactions in 2013.
(c) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2014:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2014     2,751,181     35.19 - 43.13     115,995,281
     Growth Sub-Account          2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886
                                 2011     3,568,963     23.00 - 27.23      95,488,976
                                 2010     3,003,389     25.73 - 30.11      88,905,025

  American Funds Global Small    2014       715,805     33.86 - 41.02      28,663,774
     Capitalization Sub-Account  2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567
                                 2011       874,335     23.15 - 27.10      23,246,445
                                 2010       629,226     29.19 - 33.77      20,866,196

  American Funds Growth          2014       514,976   202.60 - 289.09     142,491,652
     Sub-Account                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083
                                 2011       675,749   128.88 - 177.66     115,994,216
                                 2010       592,460   137.22 - 186.99     107,174,849

  Deutsche II Government &       2014        22,588     17.11 - 18.08         406,056
     Agency Securities           2013        27,802     16.55 - 17.41         482,012
     Sub-Account                 2012        38,203     17.38 - 18.21         693,006
                                 2011        44,817     17.19 - 17.95         801,100
                                 2010        52,265     16.29 - 16.94         880,629

  Fidelity VIP Equity-Income     2014       281,896     18.84 - 83.76       6,294,477
     Sub-Account                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102
                                 2011       302,862     12.25 - 53.66       4,481,906
                                 2010       316,838     12.39 - 54.00       4,614,949

  Fidelity VIP Growth            2014         8,443     16.43 - 16.52         138,688
     Opportunities Sub-Account   2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300
                                 2011         9,765       9.26 - 9.31          90,395
                                 2010        11,887       9.18 - 9.23         109,119

  FTVIPT Templeton Foreign VIP   2014     1,411,437     14.19 - 36.56      23,774,489
     Sub-Account                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934
                                 2011     1,900,147     11.59 - 29.42      26,237,200
                                 2010     2,172,428     13.20 - 33.35      33,779,312

  Invesco V.I. International     2014       263,969     14.66 - 31.68       5,988,396
     Growth Sub-Account          2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165
                                 2011       353,287     10.90 - 24.06       6,118,917
                                 2010       414,083     11.79 - 26.20       7,768,778

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2014       1.15         0.75 - 1.90          0.39 - 1.55
     Growth Sub-Account          2013       1.23         0.75 - 1.90        26.75 - 28.21
                                 2012       0.89         0.75 - 1.90        20.24 - 21.64
                                 2011       1.41         0.75 - 1.90     (10.60) - (9.56)
                                 2010       1.61         0.75 - 1.90         9.64 - 10.91

  American Funds Global Small    2014       0.12         0.75 - 1.90          0.20 - 1.36
     Capitalization Sub-Account  2013       0.87         0.75 - 1.90        25.87 - 27.32
                                 2012       1.34         0.75 - 1.90        15.94 - 17.29
                                 2011       1.32         0.75 - 1.90    (20.66) - (19.75)
                                 2010       1.78         0.75 - 1.90        20.11 - 21.50

  American Funds Growth          2014       0.78         0.75 - 1.90          6.47 - 7.70
     Sub-Account                 2013       0.92         0.75 - 1.90        27.65 - 29.13
                                 2012       0.79         0.75 - 1.90        15.66 - 17.01
                                 2011       0.64         0.75 - 1.90      (6.08) - (4.99)
                                 2010       0.78         0.75 - 1.90        16.45 - 17.79

  Deutsche II Government &       2014       2.34         1.40 - 1.80          3.42 - 3.83
     Agency Securities           2013       3.03         1.40 - 1.80      (4.77) - (4.39)
     Sub-Account                 2012       3.93         1.40 - 1.80          1.08 - 1.49
                                 2011       4.42         1.40 - 1.80          5.55 - 5.97
                                 2010       4.83         1.40 - 1.80          4.71 - 5.13

  Fidelity VIP Equity-Income     2014       2.71         1.30 - 1.90          6.44 - 7.21
     Sub-Account                 2013       2.29         1.30 - 1.90        25.42 - 26.37
                                 2012       2.95         1.30 - 1.90        14.84 - 15.67
                                 2011       2.34         1.30 - 1.90      (1.24) - (0.42)
                                 2010       1.56         1.30 - 1.90        12.75 - 13.55

  Fidelity VIP Growth            2014       0.23                1.40                10.64
     Opportunities Sub-Account   2013       0.29                1.40                35.98
                                 2012       0.41                1.40                17.94
                                 2011       0.16                1.40                 0.88
                                 2010       0.17                1.40        22.01 - 22.02

  FTVIPT Templeton Foreign VIP   2014       1.91         0.85 - 1.90    (12.81) - (11.64)
     Sub-Account                 2013       2.41         0.85 - 1.90        20.66 - 22.23
                                 2012       3.07         0.85 - 1.90        16.00 - 17.59
                                 2011       1.77         0.85 - 1.90    (12.32) - (11.20)
                                 2010       1.93         0.85 - 1.90          6.37 - 7.76

  Invesco V.I. International     2014       1.41         0.85 - 1.90      (1.79) - (0.52)
     Growth Sub-Account          2013       1.09         0.85 - 1.90        16.48 - 18.01
                                 2012       1.34         0.85 - 1.90        13.07 - 14.55
                                 2011       1.38         0.85 - 1.90      (8.74) - (7.53)
                                 2010       1.97         0.85 - 1.90        10.49 - 11.91

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST AllianceBernstein         2014     2,654,329    11.95 - 12.56      33,083,814
     Global Dynamic Allocation   2013     2,343,122    11.37 - 11.79      27,463,161
     Sub-Account                 2012     2,054,165    10.44 - 10.68      21,873,079
     (Commenced 1/3/2012)

  MIST Allianz Global Investors  2014       158,597      1.04 - 1.05         165,190
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014    19,698,968    12.34 - 13.15     253,918,639
     Balanced Allocation         2013    20,252,050    11.90 - 12.56     250,188,184
     Sub-Account                 2012    22,206,090    10.27 - 10.74     235,164,571
                                 2011    23,015,262      9.25 - 9.58     218,152,622
                                 2010    23,898,755      9.67 - 9.92     235,131,655

  MIST American Funds Growth     2014    20,467,140    12.29 - 13.19     264,823,495
     Allocation Sub-Account      2013    20,846,163    11.83 - 12.56     257,567,705
                                 2012    22,492,160     9.68 - 10.17     225,771,481
                                 2011    23,752,669      8.53 - 8.87     208,535,138
                                 2010    24,332,553      9.17 - 9.43     227,823,049

  MIST American Funds Growth     2014     2,298,588    12.84 - 13.78      31,030,886
     Sub-Account                 2013     2,337,771    12.15 - 12.90      29,652,918
                                 2012     2,590,163     9.59 - 10.07      25,736,857
                                 2011     2,895,296      8.39 - 8.69      24,917,298
                                 2010     3,139,868      9.00 - 9.23      28,767,917

  MIST American Funds            2014     9,534,377    12.15 - 12.90     120,682,614
     Moderate Allocation         2013     9,940,708    11.71 - 12.32     120,520,419
     Sub-Account                 2012    11,686,297    10.54 - 11.00     126,809,368
                                 2011    13,006,670     9.72 - 10.05     129,356,533
                                 2010    13,667,445     9.92 - 10.16     137,833,796

  MIST AQR Global Risk           2014     1,180,403    10.96 - 11.57      13,331,418
     Balanced Sub-Account        2013     1,320,863    10.78 - 11.21      14,540,600
     (Commenced 1/3/2012)        2012     1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2014     5,433,425    11.36 - 11.98      64,277,237
     Tactical Strategies         2013     5,138,582    10.96 - 11.40      58,089,937
     Sub-Account                 2012     4,283,793    10.18 - 10.41      44,438,080
     (Commenced 1/3/2012)

  MIST BlackRock High Yield      2014       609,988    22.84 - 29.80      16,004,507
     Sub-Account                 2013       669,873    22.60 - 29.06      17,263,570
                                 2012       677,325    21.13 - 26.78      16,244,048
                                 2011       600,616    18.54 - 23.15      12,434,639
                                 2010       730,796    18.51 - 22.79      14,888,941

  MIST Clarion Global Real       2014     2,046,417    17.18 - 28.08      39,064,246
     Estate Sub-Account          2013     2,239,020    15.36 - 25.05      38,352,561
                                 2012     2,350,735    15.19 - 24.49      39,516,123
                                 2011     2,528,243    12.34 - 19.66      34,277,327
                                 2010     2,647,883    13.39 - 21.05      38,697,331

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST AllianceBernstein         2014      1.82         0.75 - 2.10          5.12 - 6.55
     Global Dynamic Allocation   2013      1.26         0.75 - 2.10         8.84 - 10.32
     Sub-Account                 2012      0.06         0.75 - 2.10          2.93 - 9.26
     (Commenced 1/3/2012)

  MIST Allianz Global Investors  2014      0.71         0.75 - 1.90          4.02 - 4.83
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014      1.27         1.30 - 2.25          3.69 - 4.68
     Balanced Allocation         2013      1.38         1.30 - 2.25        15.90 - 17.00
     Sub-Account                 2012      1.69         1.30 - 2.25        10.99 - 12.06
                                 2011      1.29         1.30 - 2.25      (4.29) - (3.40)
                                 2010      1.15         1.30 - 2.25         9.67 - 10.72

  MIST American Funds Growth     2014      1.02         1.30 - 2.35          3.92 - 5.01
     Allocation Sub-Account      2013      1.03         1.30 - 2.35        22.20 - 23.49
                                 2012      1.21         1.30 - 2.35        13.45 - 14.65
                                 2011      1.11         1.30 - 2.35      (6.95) - (5.96)
                                 2010      0.88         1.30 - 2.35        10.86 - 12.02

  MIST American Funds Growth     2014      0.55         1.30 - 2.35          5.67 - 6.79
     Sub-Account                 2013      0.44         1.30 - 2.35        26.77 - 28.11
                                 2012      0.32         1.30 - 2.35        14.67 - 15.89
                                 2011      0.36         1.30 - 2.25      (6.71) - (5.83)
                                 2010      0.24         1.30 - 2.25        15.69 - 16.79

  MIST American Funds            2014      1.45         1.30 - 2.20          3.79 - 4.72
     Moderate Allocation         2013      1.67         1.30 - 2.20        11.05 - 12.05
     Sub-Account                 2012      2.05         1.30 - 2.20          8.42 - 9.40
                                 2011      1.58         1.30 - 2.20      (1.99) - (1.10)
                                 2010      1.57         1.30 - 2.20          7.52 - 8.50

  MIST AQR Global Risk           2014        --         0.75 - 2.20          1.73 - 3.22
     Balanced Sub-Account        2013      2.19         0.75 - 2.20      (5.49) - (4.11)
     (Commenced 1/3/2012)        2012      0.01         0.75 - 2.20          3.10 - 9.73

  MIST BlackRock Global          2014      1.09         0.75 - 2.20          3.61 - 5.12
     Tactical Strategies         2013      1.30         0.75 - 2.20          7.91 - 9.48
     Sub-Account                 2012        --         0.75 - 2.10          2.75 - 8.32
     (Commenced 1/3/2012)

  MIST BlackRock High Yield      2014      5.93         0.75 - 2.20          1.05 - 2.52
     Sub-Account                 2013      6.41         0.75 - 2.20          6.95 - 8.52
                                 2012      6.62         0.75 - 2.20        13.99 - 15.67
                                 2011      6.61         0.75 - 2.20          0.12 - 1.58
                                 2010      3.63         0.75 - 2.20        13.26 - 14.91

  MIST Clarion Global Real       2014      1.61         0.75 - 2.25        10.75 - 12.42
     Estate Sub-Account          2013      6.92         0.75 - 2.35          1.14 - 2.77
                                 2012      2.07         0.75 - 2.35        23.05 - 25.04
                                 2011      3.90         0.75 - 2.35      (7.78) - (6.29)
                                 2010      8.38         0.75 - 2.35        13.41 - 15.23

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST ClearBridge Aggressive   2014     7,869,613    12.66 - 21.35     118,710,076
     Growth Sub-Account         2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416
                                2010     8,476,052     6.97 - 10.56      65,664,571

  MIST Goldman Sachs Mid Cap    2014       808,735    22.05 - 24.66      19,070,600
     Value Sub-Account          2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354
                                2010     1,280,385    14.57 - 15.63      19,465,973

  MIST Harris Oakmark           2014     2,546,821    22.97 - 26.00      63,128,946
     International Sub-Account  2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488
                                2010     3,663,046    18.45 - 20.10      71,132,973

  MIST Invesco Balanced-Risk    2014    16,687,571      1.07 - 1.12      18,299,573
     Allocation Sub-Account     2013    18,674,457      1.04 - 1.06      19,667,126
     (Commenced 4/30/2012)      2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2014     7,316,140    15.33 - 17.90     126,997,201
     Sub-Account                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309
                                2010     9,660,454     9.76 - 10.68     101,320,183

  MIST Invesco Mid Cap Value    2014     4,980,428    33.28 - 42.81     198,152,216
     Sub-Account                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964
                                2010     8,400,066    23.50 - 27.96     221,952,624

  MIST Invesco Small Cap        2014     2,146,901    15.52 - 26.91      53,534,493
     Growth Sub-Account         2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193
                                2010     3,675,683     9.19 - 16.03      55,371,461

  MIST JPMorgan Core Bond       2014     1,276,456    10.46 - 11.15      13,974,606
     Sub-Account                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665
                                2011     1,642,766    10.47 - 10.84      17,623,360
                                2010     1,767,528    10.12 - 10.38      18,209,023

  MIST JPMorgan Global Active   2014    10,177,694      1.19 - 1.23      12,428,836
     Allocation Sub-Account     2013     9,103,629      1.13 - 1.16      10,517,817
     (Commenced 4/30/2012)      2012     7,003,217      1.04 - 1.05       7,371,189

  MIST JPMorgan Small Cap       2014       445,880    18.99 - 21.23       9,322,634
     Value Sub-Account          2013       471,677    18.55 - 20.49       9,530,735
                                2012       515,860    14.22 - 15.53       7,917,855
                                2011       530,589    12.57 - 13.57       7,126,054
                                2010       396,464    14.29 - 15.25       5,987,971

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST ClearBridge Aggressive   2014      0.14         0.75 - 2.35         16.13 - 18.00
     Growth Sub-Account         2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12
                                2010      0.01         1.30 - 2.35         20.92 - 22.32

  MIST Goldman Sachs Mid Cap    2014      0.55         1.30 - 2.35         10.60 - 11.77
     Value Sub-Account          2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)
                                2010      1.02         1.30 - 2.35         21.35 - 22.63

  MIST Harris Oakmark           2014      2.40         1.30 - 2.35       (7.98) - (7.01)
     International Sub-Account  2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.96         1.30 - 2.35         13.71 - 14.91

  MIST Invesco Balanced-Risk    2014        --         0.75 - 2.20           3.28 - 4.79
     Allocation Sub-Account     2013        --         0.75 - 2.20         (0.36) - 1.10
     (Commenced 4/30/2012)      2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2014      0.94         0.75 - 2.35           6.77 - 8.50
     Sub-Account                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)
                                2010      1.50         0.75 - 2.35         12.19 - 14.00

  MIST Invesco Mid Cap Value    2014      0.52         0.75 - 2.20           7.26 - 9.03
     Sub-Account                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)
                                2010      0.64         0.75 - 2.05         22.98 - 24.78

  MIST Invesco Small Cap        2014        --         1.30 - 2.35           5.40 - 6.68
     Growth Sub-Account         2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)
                                2010        --         1.30 - 2.35         23.26 - 24.72

  MIST JPMorgan Core Bond       2014      1.41         1.30 - 2.25           2.75 - 3.73
     Sub-Account                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42
                                2010      1.91         1.30 - 2.25           3.74 - 4.73

  MIST JPMorgan Global Active   2014      1.09         0.75 - 2.15           4.70 - 6.18
     Allocation Sub-Account     2013      0.09         0.75 - 2.20          8.57 - 10.16
     (Commenced 4/30/2012)      2012      0.64         0.75 - 2.20           3.12 - 4.13

  MIST JPMorgan Small Cap       2014      0.88         0.75 - 1.90           2.41 - 3.59
     Value Sub-Account          2013      0.49         0.75 - 1.90         30.40 - 31.91
                                2012      0.64         0.75 - 1.90         13.18 - 14.49
                                2011      1.47         0.75 - 1.90     (12.05) - (11.03)
                                2010      0.69         0.75 - 1.90         17.01 - 18.35

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Loomis Sayles Global      2014       864,355    15.85 - 17.37      14,577,450
     Markets Sub-Account         2013       919,133    15.69 - 17.00      15,197,549
                                 2012     1,042,691    13.71 - 14.71      14,977,462
                                 2011       962,736    12.01 - 12.74      12,022,681
                                 2010     1,177,416    12.48 - 13.10      15,232,698

  MIST Lord Abbett Bond          2014     7,097,487    23.85 - 33.07     214,938,971
     Debenture Sub-Account       2013     8,075,015    22.88 - 31.79     236,290,033
                                 2012     9,203,760    19.43 - 29.66     252,466,645
                                 2011    10,339,658    19.01 - 26.46     254,363,555
                                 2010    11,836,616    16.94 - 25.52     281,708,830

  MIST Met/Eaton Vance           2014       375,721    10.59 - 11.12       4,103,881
     Floating Rate Sub-Account   2013       442,672    10.76 - 11.18       4,880,212
     (Commenced 5/3/2010)        2012       317,752    10.61 - 10.91       3,433,894
                                 2011       213,777    10.15 - 10.30       2,191,750
                                 2010        80,368    10.17 - 10.23         819,953

  MIST Met/Franklin Low          2014     3,042,569     9.70 - 10.24      30,718,840
     Duration Total Return       2013     2,753,599     9.82 - 10.21      27,817,040
     Sub-Account                 2012     1,766,562     9.92 - 10.16      17,845,860
     (Commenced 5/2/2011)        2011     1,106,536      9.72 - 9.81      10,825,502

  MIST Met/Templeton             2014       375,394    13.13 - 13.93       5,173,631
     International Bond          2013       406,707    13.21 - 13.88       5,578,711
     Sub-Account                 2012       400,203    13.32 - 13.84       5,481,320
                                 2011       352,964    11.86 - 12.20       4,276,366
                                 2010       169,000    12.12 - 12.33       2,069,263

  MIST MetLife Asset             2014    11,741,945    13.85 - 17.55     190,098,691
     Allocation 100 Sub-Account  2013    13,877,565    13.36 - 16.82     217,076,586
                                 2012    14,537,359    10.46 - 13.09     178,338,412
                                 2011    15,775,326     9.09 - 11.30     168,280,842
                                 2010    17,260,094     9.78 - 12.08     198,100,052

  MIST MetLife Balanced Plus     2014    10,108,081    12.39 - 13.07     130,987,679
     Sub-Account                 2013     9,766,619    11.55 - 12.01     116,669,137
     (Commenced 1/3/2012)        2012     7,650,490    10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index       2014       632,711     1.20 - 12.34       1,705,989
     Targeted Risk Sub-Account   2013       323,641     1.12 - 11.22         377,861
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MetLife Small Cap         2014     2,229,469    21.73 - 27.52      52,562,409
     Value Sub-Account           2013     2,514,889    21.87 - 27.37      59,255,307
                                 2012     2,744,669    16.91 - 20.89      49,647,860
                                 2011     3,218,372    14.67 - 17.92      50,131,398
                                 2010     3,834,160    16.49 - 19.90      66,822,076

  MIST MFS Emerging Markets      2014     4,494,197     9.40 - 18.37      47,209,408
     Equity Sub-Account          2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457
                                 2011     5,082,239     9.55 - 18.02      52,679,213
                                 2010     5,557,697    12.03 - 22.40      71,913,866

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Loomis Sayles Global      2014      2.02         1.30 - 2.35           1.06 - 2.13
     Markets Sub-Account         2013      2.37         1.30 - 2.35         14.41 - 15.62
                                 2012      2.34         1.30 - 2.35         14.20 - 15.41
                                 2011      2.49         1.30 - 2.35       (3.77) - (2.75)
                                 2010      3.24         1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett Bond          2014      5.69         0.75 - 2.35           2.39 - 4.23
     Debenture Sub-Account       2013      6.79         0.75 - 2.35           5.47 - 7.25
                                 2012      7.24         0.75 - 2.35         10.31 - 12.23
                                 2011      6.07         0.75 - 2.35           2.04 - 3.94
                                 2010      6.32         0.75 - 2.35         10.34 - 12.22

  MIST Met/Eaton Vance           2014      3.36         1.30 - 2.35       (1.60) - (0.57)
     Floating Rate Sub-Account   2013      3.46         1.30 - 2.35           1.42 - 2.50
     (Commenced 5/3/2010)        2012      3.04         1.30 - 2.35           4.83 - 5.94
                                 2011      2.21         1.30 - 2.20         (0.16) - 0.69
                                 2010        --         1.30 - 2.15           1.71 - 2.30

  MIST Met/Franklin Low          2014      2.11         0.75 - 2.20         (1.14) - 0.30
     Duration Total Return       2013      1.37         0.75 - 2.20         (1.04) - 0.40
     Sub-Account                 2012      1.86         0.75 - 2.20           2.11 - 3.61
     (Commenced 5/2/2011)        2011        --         0.75 - 2.05       (2.63) - (1.79)

  MIST Met/Templeton             2014      4.55         0.75 - 1.80         (0.66) - 0.38
     International Bond          2013      1.99         0.75 - 1.80         (0.77) - 0.28
     Sub-Account                 2012      9.65         0.75 - 1.80         12.24 - 13.43
                                 2011      6.06         0.75 - 1.80       (2.10) - (1.07)
                                 2010      0.37         0.75 - 1.80          4.20 - 12.08

  MIST MetLife Asset             2014      0.73         0.75 - 2.35           2.65 - 4.30
     Allocation 100 Sub-Account  2013      0.76         0.75 - 2.35         26.50 - 28.54
                                 2012      0.64         0.75 - 2.35         14.02 - 15.87
                                 2011      1.12         0.75 - 2.35       (7.96) - (6.47)
                                 2010      1.21         0.75 - 2.35         13.80 - 15.63

  MIST MetLife Balanced Plus     2014      1.75         0.75 - 2.20           7.26 - 8.83
     Sub-Account                 2013      1.17         0.75 - 2.20         11.87 - 13.51
     (Commenced 1/3/2012)        2012        --         0.75 - 2.20          4.08 - 12.26

  MIST MetLife Multi-Index       2014        --         0.75 - 2.10           6.99 - 8.44
     Targeted Risk Sub-Account   2013      0.40         0.75 - 1.95          4.18 - 12.10
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MetLife Small Cap         2014      0.05         1.30 - 2.35         (0.65) - 0.55
     Value Sub-Account           2013      0.96         1.30 - 2.35         29.37 - 30.97
                                 2012        --         1.30 - 2.35         15.23 - 16.62
                                 2011      1.12         1.30 - 2.35      (11.09) - (9.96)
                                 2010      1.22         1.30 - 2.35         17.11 - 18.47

  MIST MFS Emerging Markets      2014      0.85         0.75 - 2.35       (8.69) - (7.22)
     Equity Sub-Account          2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00
                                 2011      1.48         0.75 - 2.35     (20.59) - (19.31)
                                 2010      1.00         0.75 - 2.35         20.79 - 22.72

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MFS Research              2014     7,049,593    14.15 - 24.32     119,840,057
     International Sub-Account   2013     7,613,604    15.55 - 26.30     141,100,546
                                 2012     8,474,288    13.34 - 22.18     133,415,326
                                 2011     9,028,217    11.69 - 19.12     123,865,118
                                 2010     9,354,056    13.39 - 21.53     146,069,481

  MIST Morgan Stanley Mid Cap    2014     3,399,968    17.49 - 20.95      66,846,250
     Growth Sub-Account          2013     3,870,199    17.65 - 20.86      76,130,580
                                 2012     4,428,112    12.94 - 15.10      63,342,932
                                 2011     4,659,921    12.07 - 13.90      61,573,810
                                 2010     4,818,910    13.21 - 15.02      68,961,080

  MIST Oppenheimer Global        2014     2,653,328     1.18 - 28.59      47,270,650
     Equity Sub-Account          2013     2,701,413     1.16 - 28.20      51,152,278
                                 2012     1,019,300    18.63 - 22.35      21,942,397
                                 2011     1,147,037    15.67 - 18.58      20,591,996
                                 2010     1,132,139    17.43 - 20.44      22,327,452

  MIST PanAgora Global           2014        88,081      1.03 - 1.04          91,098
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014     6,336,733    13.20 - 15.91      94,603,086
     Protected Bond Sub-Account  2013     7,016,914    13.13 - 15.58     102,943,846
                                 2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208
                                 2010     7,113,170    12.81 - 14.48      97,212,565

  MIST PIMCO Total Return        2014    24,952,895    15.92 - 19.95     459,097,636
     Sub-Account                 2013    28,505,547    15.63 - 19.26     508,804,270
                                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340
                                 2010    30,861,530    15.12 - 17.74     512,523,271

  MIST Pioneer Fund              2014     3,916,919    15.90 - 31.98      93,861,327
     Sub-Account                 2013     4,579,355    14.50 - 28.98      99,844,002
                                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563
                                 2010     6,459,343    10.77 - 21.10     100,019,549

  MIST Pioneer Strategic         2014       801,592    13.62 - 33.59      18,060,018
     Income Sub-Account          2013       754,973    13.33 - 32.36      16,641,496
                                 2012       624,096    13.43 - 32.11      14,636,515
                                 2011       610,107    12.32 - 28.98      12,748,172
                                 2010       420,179    12.19 - 28.18       9,868,843

  MIST Pyramis Government        2014       451,201    10.71 - 11.19       5,010,596
     Income Sub-Account          2013       438,370    10.11 - 10.48       4,570,971
     (Commenced 1/3/2012)        2012       544,311    10.81 - 11.06       5,996,997

  MIST Pyramis Managed Risk      2014       515,673    11.36 - 11.65       5,915,908
     Sub-Account                 2013       331,304    10.69 - 10.80       3,558,035
     (Commenced 4/29/2013)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MFS Research              2014      2.28         0.75 - 2.25       (9.02) - (7.52)
     International Sub-Account   2013      2.60         0.75 - 2.35         16.49 - 18.57
                                 2012      1.96         0.75 - 2.35         13.98 - 15.98
                                 2011      1.94         0.75 - 2.35     (12.79) - (11.19)
                                 2010      1.75         0.75 - 2.35          8.83 - 10.71

  MIST Morgan Stanley Mid Cap    2014      0.01         0.75 - 1.90         (0.89) - 0.43
     Growth Sub-Account          2013      0.65         0.75 - 1.90         36.41 - 38.12
                                 2012        --         0.75 - 1.90           7.21 - 8.62
                                 2011      0.61         0.75 - 1.90       (8.67) - (7.45)
                                 2010      0.03         0.75 - 1.90         29.60 - 31.28

  MIST Oppenheimer Global        2014      0.83         0.75 - 1.90           0.22 - 1.54
     Equity Sub-Account          2013      1.02         0.75 - 1.90         15.71 - 26.16
                                 2012      1.40         0.75 - 1.90         18.88 - 20.27
                                 2011      1.75         0.75 - 1.90      (10.12) - (9.09)
                                 2010      1.31         0.75 - 1.90         13.75 - 15.06

  MIST PanAgora Global           2014      0.42         0.75 - 1.70           3.37 - 4.04
     Diversified Risk
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014      1.54         0.75 - 2.35           0.50 - 2.12
     Protected Bond Sub-Account  2013      2.16         0.75 - 2.35      (11.38) - (9.95)
                                 2012      3.02         0.75 - 2.35           6.58 - 8.31
                                 2011      1.61         0.75 - 2.35          8.56 - 10.31
                                 2010      2.31         0.75 - 2.35           5.26 - 6.96

  MIST PIMCO Total Return        2014      2.36         0.75 - 2.35           1.77 - 3.61
     Sub-Account                 2013      4.27         0.75 - 2.35       (4.19) - (2.55)
                                 2012      3.17         0.75 - 2.35           6.72 - 8.63
                                 2011      2.67         0.75 - 2.35           0.78 - 2.55
                                 2010      3.54         0.75 - 2.35           5.65 - 7.50

  MIST Pioneer Fund              2014      1.67         0.75 - 2.20          8.52 - 10.33
     Sub-Account                 2013      3.25         0.75 - 2.20         29.83 - 32.08
                                 2012      1.52         0.75 - 1.95           8.23 - 9.76
                                 2011      1.23         0.75 - 1.95       (6.70) - (5.26)
                                 2010      0.90         0.75 - 2.20         13.41 - 15.35

  MIST Pioneer Strategic         2014      4.87         0.75 - 2.20           2.17 - 3.80
     Income Sub-Account          2013      4.55         0.75 - 2.20         (0.80) - 0.79
                                 2012      4.74         0.75 - 2.20          9.02 - 10.79
                                 2011      4.46         0.75 - 2.20           1.22 - 2.86
                                 2010      4.43         0.75 - 2.15          4.78 - 11.34

  MIST Pyramis Government        2014      2.52         0.75 - 1.95           5.48 - 6.75
     Income Sub-Account          2013      1.54         0.75 - 2.10       (6.50) - (5.23)
     (Commenced 1/3/2012)        2012      0.01         0.75 - 2.10           1.07 - 2.37

  MIST Pyramis Managed Risk      2014        --         0.75 - 2.20           6.28 - 7.83
     Sub-Account                 2013      1.43         0.75 - 2.20           4.69 - 5.72
     (Commenced 4/29/2013)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Schroders Global         2014     7,987,625      1.21 - 1.25       9,869,799
     Multi-Asset Sub-Account    2013     8,352,078      1.14 - 1.17       9,704,669
     (Commenced 4/30/2012)      2012     5,045,943      1.06 - 1.07       5,397,219

  MIST SSgA Growth and Income   2014    10,537,079    13.98 - 15.99     161,695,055
     ETF Sub-Account            2013    11,486,433    13.50 - 15.22     168,487,815
                                2012    12,363,629    12.22 - 13.58     162,452,437
                                2011    12,724,330    11.07 - 12.13     149,799,689
                                2010    10,621,952    11.20 - 12.09     124,729,784

  MIST SSgA Growth ETF          2014     3,836,551    13.85 - 15.84      56,855,881
     Sub-Account                2013     4,117,987    13.44 - 15.14      58,808,947
                                2012     4,134,490    11.63 - 12.92      50,750,185
                                2011     4,414,150    10.44 - 11.32      47,811,625
                                2010     4,136,142    10.88 - 11.65      46,397,024

  MIST T. Rowe Price Large Cap  2014     7,848,070    24.91 - 94.21     637,621,963
     Value Sub-Account          2013     9,112,590    22.13 - 83.67     661,694,916
                                2012    10,675,620    16.64 - 62.93     586,755,456
                                2011    12,522,601    14.19 - 53.66     590,684,856
                                2010    14,134,367    14.87 - 56.24     702,128,967

  MIST T. Rowe Price Mid Cap    2014     4,901,860    15.22 - 18.30      81,905,190
     Growth Sub-Account         2013     5,748,937    13.81 - 16.36      86,470,627
                                2012     6,292,266    10.34 - 12.08      70,400,134
                                2011     6,972,220     9.30 - 10.72      69,666,727
                                2010     8,396,880     9.67 - 10.99      86,739,534

  MIST WMC Large Cap Research   2014       469,413    14.11 - 17.11       7,846,047
     Sub-Account                2013       529,861    12.68 - 15.20       7,879,461
                                2012       593,073     9.63 - 11.41       6,609,137
                                2011       526,928     8.66 - 10.15       5,254,597
                                2010       264,061     8.81 - 10.21       2,642,554

  MSF Baillie Gifford           2014     1,494,334     8.99 - 15.78      18,395,360
     International Stock        2013     1,512,891     9.52 - 16.46      19,482,882
     Sub-Account                2012       407,507     8.38 - 14.42       5,455,286
                                2011       430,001     7.11 - 12.18       4,882,027
                                2010       457,537     9.00 - 15.39       6,585,095

  MSF Barclays Aggregate Bond   2014       288,515     1.79 - 18.62       4,852,862
     Index Sub-Account          2013       216,740     1.71 - 17.79       3,330,462
                                2012       192,855    14.98 - 17.02       3,109,297
                                2011       175,717    14.79 - 16.65       2,752,709
                                2010       133,054    14.11 - 15.74       1,975,112

  MSF BlackRock Bond Income     2014     1,410,212    51.53 - 73.91      97,653,432
     Sub-Account                2013     1,437,795    49.17 - 69.72      93,928,276
                                2012     1,413,863    50.63 - 70.96      93,742,723
                                2011     1,437,066    48.10 - 66.65      89,516,238
                                2010     1,330,597    46.11 - 63.17      78,335,454

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Schroders Global         2014      1.29         0.75 - 2.20           5.39 - 6.93
     Multi-Asset Sub-Account    2013      0.01         0.75 - 2.20           7.72 - 9.29
     (Commenced 4/30/2012)      2012      1.42         0.75 - 2.00           5.25 - 6.14

  MIST SSgA Growth and Income   2014      2.26         0.75 - 2.20           3.51 - 5.02
     ETF Sub-Account            2013      2.51         0.75 - 2.20         10.47 - 12.09
                                2012      2.36         0.75 - 2.20         10.38 - 12.00
                                2011      1.68         0.75 - 2.20         (1.13) - 0.31
                                2010      1.27         0.75 - 2.20          9.80 - 11.40

  MIST SSgA Growth ETF          2014      1.88         0.75 - 2.20           3.09 - 4.59
     Sub-Account                2013      2.05         0.75 - 2.20         15.50 - 17.19
                                2012      1.95         0.75 - 2.20         12.52 - 14.17
                                2011      1.58         0.75 - 2.05       (4.12) - (2.86)
                                2010      1.51         0.75 - 2.05         11.84 - 13.30

  MIST T. Rowe Price Large Cap  2014      1.42         0.75 - 2.35         10.65 - 12.60
     Value Sub-Account          2013      1.63         0.75 - 2.35         30.67 - 32.96
                                2012      1.56         0.75 - 2.35         15.22 - 17.27
                                2011      0.75         0.75 - 2.35       (6.24) - (4.58)
                                2010      1.14         0.75 - 2.35         14.30 - 16.33

  MIST T. Rowe Price Mid Cap    2014        --         0.85 - 2.35         10.16 - 11.82
     Growth Sub-Account         2013      0.23         0.85 - 2.35         33.41 - 35.42
                                2012        --         0.85 - 2.35         11.03 - 12.72
                                2011        --         0.85 - 2.35       (3.93) - (2.48)
                                2010        --         0.85 - 2.35         24.72 - 26.60

  MIST WMC Large Cap Research   2014      0.72         0.75 - 1.90         11.28 - 12.57
     Sub-Account                2013      1.19         0.75 - 1.90         31.65 - 33.17
                                2012      0.95         0.75 - 1.90         11.18 - 12.47
                                2011      0.81         0.75 - 1.90       (1.71) - (0.58)
                                2010      0.86         0.75 - 1.90         10.25 - 11.53

  MSF Baillie Gifford           2014      1.24         0.85 - 2.35       (5.59) - (4.16)
     International Stock        2013      0.52         0.85 - 2.35          9.60 - 14.16
     Sub-Account                2012      1.11         0.85 - 1.90         17.11 - 18.35
                                2011      1.58         0.85 - 1.90     (21.63) - (20.81)
                                2010      1.39         0.85 - 1.90           4.85 - 5.96

  MSF Barclays Aggregate Bond   2014      2.64         0.75 - 2.20           3.17 - 4.67
     Index Sub-Account          2013      3.04         0.75 - 2.20       (4.69) - (3.74)
                                2012      3.51         1.30 - 2.20           1.32 - 2.24
                                2011      3.07         1.30 - 2.20           4.83 - 5.77
                                2010      3.58         1.30 - 2.20           3.35 - 4.29

  MSF BlackRock Bond Income     2014      3.26         0.75 - 1.90           4.80 - 6.01
     Sub-Account                2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                2012      2.52         0.75 - 1.90           5.25 - 6.48
                                2011      3.71         0.75 - 1.90           4.31 - 5.51
                                2010      3.57         0.75 - 1.90           6.04 - 7.26

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Capital           2014     1,975,533     1.93 - 53.96      10,873,841
     Appreciation Sub-Account     2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170
                                  2011     3,186,827     1.20 - 33.02       9,935,283
                                  2010     3,626,675     1.34 - 36.53      10,802,846

  MSF BlackRock Money Market      2014     8,144,077     8.92 - 10.95      79,776,703
     Sub-Account                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869
                                  2011    12,722,462     9.55 - 11.20     130,635,278
                                  2010    12,146,399     9.77 - 11.28     126,563,583

  MSF Frontier Mid Cap Growth     2014       512,550    17.69 - 19.79       9,719,764
     Sub-Account                  2013       595,060    16.33 - 18.08      10,360,655
     (Commenced 4/29/2013)

  MSF Jennison Growth             2014     8,732,588     8.41 - 24.45     137,871,330
     Sub-Account                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424
                                  2010     4,903,257     5.16 - 14.69      56,877,740

  MSF Loomis Sayles Small Cap     2014       920,263    16.14 - 18.89      16,437,900
     Growth Sub-Account           2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191
                                  2010     1,509,481    10.21 - 11.41      16,497,569

  MSF Met/Artisan Mid Cap         2014     1,977,751    19.30 - 21.88      41,046,463
     Value Sub-Account            2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096
                                  2010     3,104,102    12.80 - 13.98      41,776,284

  MSF Met/Dimensional             2014       177,587    18.24 - 19.95       3,407,349
     International Small Company  2013       180,142    19.99 - 21.54       3,758,039
     Sub-Account                  2012       132,829    16.05 - 17.01       2,209,316
                                  2011       165,015    13.88 - 14.54       2,355,244
                                  2010       128,511    16.95 - 17.49       2,210,341

  MSF MetLife Asset               2014       459,058    13.22 - 15.22       6,509,122
     Allocation 20 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014    84,501,252    13.43 - 15.80   1,268,860,895
     Allocation 40 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014   168,298,033    13.65 - 16.95   2,696,470,979
     Allocation 60 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014   113,396,391    13.81 - 17.57   1,801,099,928
     Allocation 80 Sub-Account
     (Commenced 4/28/2014)

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Capital           2014      0.06         0.75 - 1.90           6.85 - 8.08
     Appreciation Sub-Account     2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51
                                  2011      0.19         0.75 - 1.80      (10.57) - (9.63)
                                  2010      0.23         0.75 - 1.80         17.68 - 18.93

  MSF BlackRock Money Market      2014        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)
                                  2011        --         0.75 - 2.35       (2.32) - (0.74)
                                  2010        --         0.75 - 2.35       (2.32) - (0.75)

  MSF Frontier Mid Cap Growth     2014        --         1.30 - 2.35           8.30 - 9.44
     Sub-Account                  2013        --         1.30 - 2.35         19.21 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth             2014      0.05         0.75 - 2.35           6.22 - 7.93
     Sub-Account                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)
                                  2010      0.41         0.75 - 2.35          8.74 - 10.49

  MSF Loomis Sayles Small Cap     2014        --         0.75 - 1.90         (0.97) - 0.18
     Growth Sub-Account           2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98
                                  2010        --         0.75 - 1.90         28.88 - 30.36

  MSF Met/Artisan Mid Cap         2014      0.53         1.30 - 2.35         (0.69) - 0.36
     Value Sub-Account            2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11
                                  2010      0.59         1.30 - 2.35         12.09 - 13.28

  MSF Met/Dimensional             2014      2.05         0.75 - 2.20       (8.73) - (7.39)
     International Small Company  2013      1.43         0.75 - 2.20         24.83 - 26.65
     Sub-Account                  2012      2.31         0.75 - 2.15         15.38 - 17.02
                                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)
                                  2010      1.32         0.75 - 2.20         19.74 - 21.67

  MSF MetLife Asset               2014        --         0.75 - 2.20           1.43 - 2.43
     Allocation 20 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           2.14 - 3.25
     Allocation 40 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           2.91 - 4.03
     Allocation 60 Sub-Account
     (Commenced 4/28/2014)

  MSF MetLife Asset               2014        --         0.75 - 2.35           3.51 - 4.63
     Allocation 80 Sub-Account
     (Commenced 4/28/2014)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF MetLife Mid Cap Stock    2014       215,497    23.48 - 27.35       5,502,778
     Index Sub-Account         2013       181,460    22.01 - 25.37       4,308,813
                               2012       157,701    17.30 - 19.36       2,885,826
                               2011       128,329    15.08 - 16.72       2,022,706
                               2010        59,087    15.77 - 17.33         972,206

  MSF MetLife Stock Index      2014     2,387,218    15.06 - 19.94      45,315,772
     Sub-Account               2013     2,514,826    13.47 - 17.86      42,940,270
                               2012     2,675,025    10.35 - 13.74      35,257,651
                               2011     2,855,765     9.06 - 12.06      33,187,748
                               2010     2,900,545     9.03 - 12.02      33,773,010

  MSF MFS Total Return         2014     2,313,121    16.79 - 73.57     102,015,958
     Sub-Account               2013     2,545,086    15.78 - 68.40     106,290,336
                               2012     2,882,861    13.54 - 58.06     101,343,003
                               2011     3,108,333    12.38 - 52.56      97,826,866
                               2010     3,364,172    12.34 - 51.83     100,678,402

  MSF MFS Value Sub-Account    2014     7,443,156    13.03 - 26.79     192,672,878
                               2013     8,446,113    12.05 - 24.41     199,810,139
                               2012     2,908,311    15.39 - 18.17      51,556,774
                               2011     2,696,793    13.48 - 15.74      41,535,628
                               2010     1,862,563    13.65 - 15.76      28,735,680

  MSF MSCI EAFE Index          2014       186,586    12.30 - 14.23       2,553,009
     Sub-Account               2013       133,676    13.53 - 15.39       1,975,130
                               2012       115,412    11.38 - 12.84       1,428,217
                               2011        69,134     9.86 - 11.03         732,359
                               2010        52,435    11.54 - 12.79         639,986

  MSF Neuberger Berman         2014     2,001,920     1.25 - 27.08      45,538,005
     Genesis Sub-Account       2013     2,231,279     1.26 - 27.36      51,389,551
                               2012        86,174    17.28 - 18.63       1,568,334
                               2011        96,711    16.05 - 17.19       1,630,216
                               2010       118,405    15.50 - 16.51       1,918,839

  MSF Russell 2000 Index       2014       206,428    23.42 - 27.09       5,229,295
     Sub-Account               2013       205,392    22.86 - 26.21       5,051,812
                               2012       120,336    16.92 - 19.22       2,196,528
                               2011        93,349    14.92 - 16.80       1,492,191
                               2010        53,368    16.04 - 17.79         896,513

  MSF T. Rowe Price Large Cap  2014     3,204,113     8.64 - 26.75      66,005,148
     Growth Sub-Account        2013     3,562,045     8.12 - 24.73      69,174,300
                               2012     2,780,202    14.98 - 17.92      44,701,193
                               2011     3,161,388    12.87 - 15.19      43,429,966
                               2010     3,645,167    12.97 - 15.50      51,472,039

  MSF T. Rowe Price Small Cap  2014       375,563    28.35 - 35.52      11,725,054
     Growth Sub-Account        2013       429,823    27.09 - 33.51      12,760,475
                               2012       487,872    19.15 - 23.38      10,185,329
                               2011       554,041    16.84 - 20.29      10,132,259
                               2010       606,868    16.92 - 20.11      11,089,062

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock    2014      0.77         1.30 - 2.35           6.68 - 7.80
     Index Sub-Account         2013      0.93         1.30 - 2.35         29.67 - 31.04
                               2012      0.70         1.30 - 2.20         14.70 - 15.74
                               2011      0.64         1.30 - 2.20       (4.36) - (3.50)
                               2010      0.67         1.30 - 2.20         23.19 - 24.29

  MSF MetLife Stock Index      2014      1.51         1.30 - 2.20         10.64 - 11.79
     Sub-Account               2013      1.66         1.30 - 2.20         28.83 - 30.18
                               2012      1.58         1.30 - 2.20         12.90 - 14.14
                               2011      1.49         1.30 - 2.20         (0.58) - 0.44
                               2010      1.59         1.30 - 2.20         12.01 - 13.27

  MSF MFS Total Return         2014      2.21         0.75 - 1.90           6.32 - 7.55
     Sub-Account               2013      2.42         0.75 - 1.90         16.47 - 17.81
                               2012      2.67         0.75 - 1.90          9.20 - 10.47
                               2011      2.55         0.75 - 1.90           0.24 - 1.40
                               2010      2.81         0.75 - 1.90           7.73 - 8.98

  MSF MFS Value Sub-Account    2014      1.55         0.75 - 2.25           8.10 - 9.74
                               2013      0.65         0.75 - 2.25         17.10 - 34.37
                               2012      1.68         0.75 - 1.90         14.12 - 15.45
                               2011      1.23         0.75 - 1.90       (1.25) - (0.11)
                               2010      1.03         0.75 - 1.90          4.35 - 10.35

  MSF MSCI EAFE Index          2014      2.04         1.30 - 2.20       (8.37) - (7.54)
     Sub-Account               2013      2.44         1.30 - 2.15         18.85 - 19.87
                               2012      2.39         1.30 - 2.15         15.42 - 16.41
                               2011      2.54         1.30 - 2.15     (14.50) - (13.78)
                               2010      2.29         1.30 - 2.15           5.47 - 6.38

  MSF Neuberger Berman         2014      0.26         0.75 - 2.35       (2.62) - (0.84)
     Genesis Sub-Account       2013      0.03         0.75 - 2.35         24.94 - 37.16
                               2012      0.13         1.30 - 1.90           7.68 - 8.33
                               2011      0.59         1.30 - 1.90           3.53 - 4.15
                               2010      0.31         1.30 - 1.90         19.06 - 19.78

  MSF Russell 2000 Index       2014      0.95         1.30 - 2.20           2.45 - 3.38
     Sub-Account               2013      1.02         1.30 - 2.20         35.12 - 36.34
                               2012      0.86         1.30 - 2.20         13.41 - 14.44
                               2011      0.91         1.30 - 2.20       (6.40) - (5.56)
                               2010      0.55         1.30 - 2.15         23.85 - 24.91

  MSF T. Rowe Price Large Cap  2014      0.01         0.85 - 2.35           6.30 - 8.16
     Growth Sub-Account        2013      0.10         0.85 - 2.35         26.10 - 37.98
                               2012      0.02         0.85 - 1.90         16.43 - 17.96
                               2011      0.02         0.85 - 1.90       (3.19) - (1.95)
                               2010      0.11         0.85 - 1.90         14.55 - 16.06

  MSF T. Rowe Price Small Cap  2014      0.01         0.85 - 1.90           4.64 - 6.00
     Growth Sub-Account        2013      0.22         0.85 - 1.90         41.46 - 43.33
                               2012        --         0.85 - 1.90         13.72 - 15.19
                               2011        --         0.85 - 1.90         (0.46) - 0.91
                               2010        --         0.85 - 1.90         32.14 - 33.76

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Van Eck Global Natural     2014       301,045    13.01 - 14.23       4,214,021
     Resources Sub-Account       2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114
                                 2011       286,505    15.07 - 15.78       4,471,552
                                 2010       117,778    18.63 - 19.08       2,219,740

  MSF Western Asset              2014       247,927    27.25 - 31.59       7,431,708
     Management Strategic Bond   2013       231,415    26.38 - 30.38       6,673,488
     Opportunities Sub-Account   2012       349,579    26.66 - 30.47      10,149,053
                                 2011       469,062    24.42 - 27.72      12,444,974
                                 2010       224,535    23.90 - 26.48       5,716,276

  MSF Western Asset              2014       363,586    15.41 - 18.48       6,249,863
     Management U.S. Government  2013       448,156    15.36 - 18.26       7,630,915
     Sub-Account                 2012       690,001    15.85 - 18.66      12,033,680
                                 2011       773,166    15.72 - 18.35      13,347,083
                                 2010       770,956    15.27 - 17.66      12,855,065

  MSF WMC Core Equity            2014     9,536,001    17.28 - 57.51     215,500,540
     Opportunities Sub-Account   2013    11,167,683    16.00 - 52.46     231,721,832
                                 2012    12,607,989    12.26 - 39.59     199,635,905
                                 2011    14,326,344    11.12 - 35.39     203,251,430
                                 2010    16,224,420    11.87 - 37.21     239,139,043

  PIMCO VIT High Yield           2014       311,582    19.17 - 21.19       6,384,603
     Sub-Account                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704
                                 2010       775,054    16.03 - 17.30      13,052,532

  PIMCO VIT Low Duration         2014       580,004    14.11 - 15.52       8,692,822
     Sub-Account                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685
                                 2010       881,366    14.13 - 15.17      13,029,268

  Putnam VT Equity Income        2014       910,786    25.22 - 28.84      25,431,923
     Sub-Account                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839
                                 2011     1,542,735    15.00 - 16.57      25,013,816
                                 2010     1,782,492    15.00 - 16.38      28,653,373

  Putnam VT Multi-Cap Growth     2014        98,391    19.91 - 25.88       2,136,321
     Sub-Account                 2013       127,086    17.86 - 23.10       2,459,478
     (Commenced 9/27/2010)       2012       152,212    13.33 - 17.16       2,195,814
                                 2011       176,234    11.62 - 14.89       2,195,254
                                 2010       187,842    12.47 - 15.89       2,493,260

  Russell Aggressive Equity      2014        74,169    20.67 - 20.72       1,533,014
     Sub-Account                 2013        78,396    20.64 - 20.69       1,617,960
                                 2012       104,956    14.95 - 14.99       1,569,025
                                 2011       142,278    13.09 - 13.12       1,862,216
                                 2010       184,010    13.85 - 13.89       2,549,525

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Van Eck Global Natural     2014      0.26         0.75 - 2.20     (20.59) - (19.43)
     Resources Sub-Account       2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81
                                 2011      1.07         0.75 - 2.20     (18.49) - (17.29)
                                 2010      0.27         0.75 - 1.85         17.26 - 27.36

  MSF Western Asset              2014      5.28         1.30 - 1.90           3.31 - 4.00
     Management Strategic Bond   2013      4.87         1.30 - 1.90       (1.07) - (0.31)
     Opportunities Sub-Account   2012      3.42         1.30 - 1.90           9.19 - 9.94
                                 2011      4.33         1.30 - 1.90           3.85 - 4.67
                                 2010      5.97         1.30 - 1.80         10.45 - 11.16

  MSF Western Asset              2014      1.73         1.30 - 2.20           0.32 - 1.23
     Management U.S. Government  2013      2.12         1.30 - 2.20       (3.06) - (2.19)
     Sub-Account                 2012      1.91         1.30 - 2.20           0.79 - 1.71
                                 2011      1.22         1.30 - 2.20           2.98 - 3.91
                                 2010      2.42         1.30 - 2.20           3.20 - 4.13

  MSF WMC Core Equity            2014      0.57         0.75 - 2.35           7.88 - 9.62
     Opportunities Sub-Account   2013      1.27         0.75 - 2.35         30.43 - 32.53
                                 2012      0.71         0.75 - 2.35         10.07 - 11.86
                                 2011      1.03         0.75 - 2.35       (6.40) - (4.89)
                                 2010      0.90         0.75 - 2.35          9.22 - 10.98

  PIMCO VIT High Yield           2014      5.29         1.30 - 1.90           1.39 - 2.01
     Sub-Account                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01
                                 2010      7.26         1.30 - 1.90         12.31 - 12.99

  PIMCO VIT Low Duration         2014      1.13         1.30 - 1.90       (1.05) - (0.45)
     Sub-Account                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)
                                 2010      1.62         1.30 - 1.90           3.31 - 3.93

  Putnam VT Equity Income        2014      1.79         0.75 - 1.90         10.54 - 11.82
     Sub-Account                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41
                                 2011      1.83         0.75 - 1.90           0.01 - 1.16
                                 2010      1.96         0.75 - 1.90         10.49 - 11.77

  Putnam VT Multi-Cap Growth     2014      0.51         1.30 - 1.90         11.35 - 12.22
     Sub-Account                 2013      0.72         1.30 - 1.90         33.87 - 34.85
     (Commenced 9/27/2010)       2012      0.45         1.30 - 1.90         14.55 - 15.45
                                 2011      0.38         1.30 - 1.90       (6.87) - (6.20)
                                 2010        --         1.30 - 1.90         15.42 - 15.69

  Russell Aggressive Equity      2014      0.25                1.40                  0.15
     Sub-Account                 2013      0.42                1.40                 38.06
                                 2012      1.04                1.40                 14.22
                                 2011      0.49                1.40                (5.53)
                                 2010      0.46                1.40         23.14 - 23.15

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------  ------------------------------------------------
                                                       UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET          INCOME          LOWEST TO        LOWEST TO
                                          UNITS        HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                       -----------  ---------------  -------------  -------------  ----------------  ---------------
  Russell Core Bond              2014      326,880    19.76 - 19.83      6,459,200      1.56               1.40                 3.99
     Sub-Account                 2013      360,963    19.00 - 19.07      6,859,528      1.41               1.40               (2.82)
                                 2012      447,192    19.55 - 19.63      8,745,140      2.32               1.40                 6.86
                                 2011      550,331    18.30 - 18.37     10,072,015      3.15               1.40                 3.23
                                 2010      649,949    17.72 - 17.79     11,522,547      3.81               1.40          8.49 - 8.50

  Russell Global Real Estate     2014       27,947    36.64 - 36.67      1,024,007      3.21               1.40                13.15
     Securities Sub-Account      2013       30,369    32.38 - 32.41        983,391      4.06               1.40                 2.21
                                 2012       37,475    31.68 - 31.71      1,187,295      4.97               1.40                25.77
                                 2011       41,404    25.19 - 25.21      1,042,972      2.29               1.40               (8.34)
                                 2010       48,366    27.48 - 27.51      1,329,209      2.17               1.40        21.21 - 21.22

  Russell Multi-Style Equity     2014      430,624    19.96 - 20.04      8,598,156      1.18               1.40                10.15
     Sub-Account                 2013      468,451    18.13 - 18.19      8,492,111      1.24               1.40                31.07
                                 2012      604,659    13.83 - 13.88      8,363,015      1.14               1.40                14.07
                                 2011      727,966    12.12 - 12.17      8,826,736      0.99               1.40               (2.92)
                                 2010      915,101    12.49 - 12.53     11,428,855      0.92               1.40        14.83 - 14.85

  Russell Non-U.S. Sub-Account   2014      183,050    16.86 - 16.92      3,086,079      1.97               1.40               (5.78)
                                 2013      196,111    17.89 - 17.96      3,509,294      2.07               1.40                20.22
                                 2012      253,272    14.88 - 14.94      3,770,152      1.77               1.40                18.14
                                 2011      291,607    12.60 - 12.64      3,674,337      1.71               1.40              (14.09)
                                 2010      356,011    14.66 - 14.72      5,221,620      0.98               1.40                 9.88

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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



                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

    1. Report of Independent Registered Public Accounting Firm

    2. Statements of Assets and Liabilities as of December 31, 2014
    3. Statements of Operations for the year ended December 31, 2014
    4. Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

    5. Notes to the Financial Statements




The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

    1. Report of Independent Registered Public Accounting Firm
    2. Consolidated Balance Sheets as of December 31, 2014 and 2013
    3. Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012
    4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012
    5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012
    6. Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012
    7. Notes to the Consolidated Financial Statements
    8. Financial Statement Schedules

b. Exhibits


1.  (i)          Resolutions of the Board of Directors of COVA Financial
                 Services Life Insurance Company authorizing the establishment of the Variable Account (2)

    (ii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
                 2014) (14)

   (iii)         Resolutions of the Board of Directors of MetLife Insurance
                 Company of Connecticut authorizing the acceptance of the
                 Separate Account (adopted September 17, 2014) (14)
2.               Not Applicable.
3.  (i)     (a)  Distribution and Principal Underwriting Agreement between
                 MetLife Insurance Company of Connecticut and MetLife Investors
                 Distribution Company effective November 24, 2009 (1)

            (b) Amendment to the Distribution and Principal Underwriting Agreement (14)

    (ii)         Master Retail Sales Agreement (MLIDC) (9-2012) (5)
4.  (i)          Individual Flexible Purchase Payment Deferred Variable
                 Annuity Contract (2)
    (ii)         Death Benefit Endorsements (2)
    (iii)        Charitable Remainder Trust Endorsement (2)
    (iv)         Endorsement (Name Change) (3)
    (v)          403(b) Nationwide Tax Sheltered Annuity Endorsement
                 (MLI-398-3 (12/08)) (4)

    (vi) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (14)
    (vii)        Non-Qualified Annuity Endorsement MLI-NQ (11/04)-1 (14)

5.               Application for Variable Annuity (2)

6.  (i)          Copy of Certificate of Incorporation of the Company and
                 Certificate of Amendment (effective November 14, 2014) (14)
    (ii)         Copy of the By-Laws of the Company (14)

7.               Not Applicable.
8.  (i)     (a)  Participation Agreement among Met Investors Series Trust, Met
                 Investors Advisory, LLC, MetLife Investors Distribution
                 Company, The Travelers Insurance Company and The Travelers
                 Life and Annuity Company (effective 11-01-05) (6)
            (b)  First Amendment to Participation Agreement among Met
                 Investors Series Trust, MetLife Advisers, LLC, MetLife
                 Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (7)
            (c)  Amendment to Participation Agreement among Met Investors Series
                 Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                 Company and MetLife Insurance Company of Connecticut, et.
                 al. (effective 4-30-10) (7)

            (d) Amendment to Participation Agreement with Met Investors Series Trust (14)

    (ii)    (a)  Participation Agreement among Metropolitan Series Fund,
                 Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 08-31-07) (8)
            (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 4-30-10) (7)
    (iii)   (a)  Participation Agreement among AIM Variable Insurance
                 Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008) (9)
            (b) Amendments dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (10)

            (c) Amendment to Participation Agreement with AIM Variable Insurance Funds (14)

    (iv)    (a)  Amended and Restated Participation Agreement among
                 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and Amendments. (11)
            (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (12)
            (c) Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (7)
            (d) Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (13)

            (e) Amendment to Participation Agreement with Franklin Templeton Variable Insurance Products Trust (14)

    (v)     (a)  Amended and Restated Participation Agreement among Putnam
                 Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and Amendments (11)
            (b)  Amendment to Participation Agreement with Putnam
                 Variable Trust (14)
    (vi)    (a)  Amended and Restated Participation Agreement among
                 Fidelity Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and Amendments (11)
            (b) Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010 (12)

            (c) Amendments to Participation Agreement with Fidelity Variable Insurance Products Funds (14)

    (vii)   (a)  Participation Agreement among The Travelers Insurance Company,
                 The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2001 and Amendments to the Participation Agreement respectively effective August 1, 2003, December 2, 2003, May 3, 2004, November 2, 2004 and December 20, 2004.)(9)

            (b) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II (now known as Deutsche Variable Series II), DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (10)

            (c) Amendment to Participation Agreement with Deutsche Variable Series II (14)


9.              Opinion of Counsel (14)

10.             Consent of Independent Registered Public Accounting Firm
                (Deloitte & Touche LLP) for the Depositor and the Registrant
                (filed herewith)
11.             Not Applicable.
12.             Agreement Governing Contribution (2)
13.             Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget,
                Gene L. Lunman, Anant Bhalla and Peter M. Carlson (filed herewith)

(1) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to
         Form N-4 (File Nos. 333-152199 and 811-21262) electronically filed on April 8, 2009.
(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 26, 2001.
(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 on Form N-4 (File Nos. 333-51950 and 811-05200) electronically filed on April 12, 2011.
(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 37 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 23, 2013.
(6) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.
(7) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to
         Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012)
(8) Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to
         Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.
(9) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 7, 2009.
(10) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 5, 2011.
(11) Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.
(12) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to
         Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.
(13) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 3, 2013.

(14) Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2015, there were 51,285 owners of qualified contracts and 43,512 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

Met Investors Series Trust
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund

Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two

New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

    (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

NAME AND PRINCIPAL BUSINESS ADDRESS  POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------  --------------------------------------
Elizabeth M. Forget                  Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                      Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                        President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                    Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                      Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                    Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                     Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                     Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

   (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


           (1)                     (2)                (3)             (4)          (5)
                                                Compensation on
                                                     Events
                                                Occasioning the
                            Net Underwriting     Deduction of a
    Name of Principal         Discounts and      Deferred Sales    Brokerage     Other
       Underwriter             Commissions            Load        Commissions Compensation
MetLife Investors
  Distribution Company         $41,143,098            $ 0             $ 0          $ 0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
         02110

     (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

     (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277

     (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

     (g) MetLife, One Financial Center, Boston, MA 02111

     (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on 28th day of April, 2015.

                                        METLIFE INVESTORS VARIABLE ANNUITY
                                        ACCOUNT ONE
                                          (Registrant)

                                        By:  METLIFE INSURANCE COMPANY USA

                                        By:  /s/ Elizabeth M. Forget
                                             -----------------------------------
                                             Elizabeth M. Forget
                                             Senior Vice President

                                        By:  METLIFE INSURANCE COMPANY USA
                                             (Depositor)

                                        By:  /s/ Elizabeth M. Forget
                                             -----------------------------------
                                             Elizabeth M. Forget
                                             Senior Vice President

   As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 28, 2015.

      /s/ Eric T. Steigerwalt*            Director, Chairman of the Board,
      ----------------------------------  President and Chief Executive
      Eric T. Steigerwalt                 Officer

      /s/ Elizabeth M. Forget*            Director and Senior Vice President
      ----------------------------------
      Elizabeth M. Forget

      /s/ Gene L. Lunman*                 Director and Senior Vice President
      ----------------------------------
      Gene L. Lunman

      /s/ Peter M. Carlson*               Executive Vice President and Chief
      ----------------------------------  Accounting Officer
      Peter M. Carlson

      /s/ Anant Bhalla*                   Senior Vice President and Chief
      ----------------------------------  Financial Officer
      Anant Bhalla

              *By:  /s/ Michele H. Abate
                    -----------------------------------------
                    Michele H. Abate, Attorney-In-Fact
                    April 28, 2015

* MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

 10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

 13         Powers of Attorney